UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3221

Fidelity Charles Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85%
Class A, Class M, Class C and Class I

Semi-Annual Report

March 31, 2018

Each Class A, Class M, Class C and Class I are classes of Fidelity Asset Manager® Funds

Contents

Fidelity Asset Manager® 20%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	20.8
Fannie Mae	3.6
Freddie Mac	2.1
Ginnie Mae	2.1
Royal Bank of Scotland Group PLC	0.6
29.2

Quality Diversification (% of fund's net assets)

As of March 31, 2018
U.S. Government and U.S. Government Agency Obligations	29.6%
AAA,AA,A	2.7%
BBB	9.2%
BB and Below	6.3%
Not Rated	0.1%
Equities*	22.6%
Short-Term Investments and Net Other Assets	29.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2018

% of fund's net assets
Microsoft Corp.	0.4
Amazon.com, Inc.	0.2
UnitedHealth Group, Inc.	0.1
Bank of America Corp.	0.1
NVIDIA Corp.	0.1
0.9

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Financials	36.0
Consumer Discretionary	3.4
Information Technology	3.4
Energy	3.4
Health Care	2.7

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Stock Class and Equity Futures*	22.7%
Bond Class	46.7%
Short-Term Class	30.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

Asset allocations in the pie chart reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 9.6% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 16.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,331,951	$43,120,587
Fidelity Consumer Discretionary Central Fund (a)	194,056	59,555,637
Fidelity Consumer Staples Central Fund (a)	176,740	36,844,922
Fidelity Emerging Markets Equity Central Fund (a)	94,383	24,161,106
Fidelity Energy Central Fund (a)	263,728	32,240,744
Fidelity Financials Central Fund (a)	1,048,428	110,472,907
Fidelity Health Care Central Fund (a)	202,662	81,520,646
Fidelity Industrials Central Fund (a)	198,715	57,758,448
Fidelity Information Technology Central Fund (a)	333,886	149,590,823
Fidelity International Equity Central Fund (a)	1,969,881	170,493,182
Fidelity Materials Central Fund (a)	69,186	17,074,454
Fidelity Real Estate Equity Central Fund (a)	191,498	19,243,614
Fidelity Telecom Services Central Fund (a)	63,009	10,774,554
Fidelity Utilities Central Fund (a)	96,620	17,034,171
TOTAL EQUITY CENTRAL FUNDS
(Cost $513,651,446)		829,885,795

Fixed-Income Central Funds - 48.8%
High Yield Fixed-Income Funds - 3.1%
Fidelity Emerging Markets Debt Central Fund (a)	2,806,974	27,929,393
Fidelity Floating Rate Central Fund (a)	495,503	51,150,824
Fidelity High Income Central Fund 1 (a)	794,075	74,825,657

TOTAL HIGH YIELD FIXED-INCOME FUNDS		153,905,874

Investment Grade Fixed-Income Funds - 45.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,111,883	211,315,054
Fidelity International Credit Central Fund (a)	300,709	29,785,240
Fidelity Investment Grade Bond Central Fund (a)	19,143,658	2,040,905,426

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,282,005,720

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,308,371,546)		2,435,911,594

Money Market Central Funds - 30.2%
Fidelity Cash Central Fund, 1.72% (b)	135,641,380	135,668,508
Fidelity Money Market Central Fund, 1.97% (b)	1,279,377,464	1,279,377,464
Fidelity Securities Lending Cash Central Fund 1.72% (b)(c)	95,825,097	95,844,262
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,510,881,359)		1,510,890,234
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.69% 6/21/18 (d)
(Cost $1,105,798)	1,110,000	1,105,828
	Shares	Value

Investment Companies - 6.3%
iShares 20+ Year Treasury Bond ETF (e)	774,499	$94,411,428
iShares MSCI Japan ETF	821,992	49,878,475
iShares S&P 500 Index ETF	647,568	171,845,122
TOTAL INVESTMENT COMPANIES
(Cost $306,064,283)		316,135,025
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $4,640,074,432)		5,093,928,476
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(96,636,793)
NET ASSETS - 100%		$4,997,291,683

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	230	June 2018	$23,006,900	$79,901	$79,901

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,105,828.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$630,242
Fidelity Commodity Strategy Central Fund	326,977
Fidelity Consumer Discretionary Central Fund	2,928,972
Fidelity Consumer Staples Central Fund	2,960,020
Fidelity Emerging Markets Debt Central Fund	1,087,537
Fidelity Emerging Markets Equity Central Fund	3,682,286
Fidelity Energy Central Fund	534,290
Fidelity Financials Central Fund	6,434,115
Fidelity Floating Rate Central Fund	1,376,749
Fidelity Health Care Central Fund	2,426,381
Fidelity High Income Central Fund 1	6,020,573
Fidelity Industrials Central Fund	2,766,650
Fidelity Inflation-Protected Bond Index Central Fund	4,031,391
Fidelity Information Technology Central Fund	15,740,181
Fidelity International Credit Central Fund	375,466
Fidelity International Equity Central Fund	8,990,957
Fidelity Investment Grade Bond Central Fund	30,301,940
Fidelity Materials Central Fund	966,137
Fidelity Money Market Central Fund	9,870,501
Fidelity Real Estate Equity Central Fund	1,200,330
Fidelity Securities Lending Cash Central Fund	92,937
Fidelity Telecom Services Central Fund	985,711
Fidelity Utilities Central Fund	1,077,300
Total	$104,807,643

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$81,615,701	$1,738,168	$44,523,400	$2,006,145	$2,283,973	$43,120,587	7.4%
Fidelity Consumer Discretionary Central Fund	47,776,976	10,250,172	2,393,382	79,282	3,842,589	59,555,637	3.1%
Fidelity Consumer Staples Central Fund	33,661,797	8,945,699	1,842,717	102,785	(4,022,642)	36,844,922	2.9%
Fidelity Emerging Markets Debt Central Fund	28,258,400	1,568,742	898,247	(835)	(998,667)	27,929,393	21.1%
Fidelity Emerging Markets Equity Central Fund	76,574,948	5,357,376	62,497,098	10,051,163	(5,325,283)	24,161,106	3.2%
Fidelity Energy Central Fund	25,968,797	6,701,986	1,254,328	10,059	814,230	32,240,744	3.0%
Fidelity Financials Central Fund	93,525,823	24,135,100	5,971,847	628,436	(1,844,605)	110,472,907	3.2%
Fidelity Floating Rate Central Fund	50,573,004	2,338,984	1,796,379	(927)	36,142	51,150,824	2.3%
Fidelity Health Care Central Fund	66,972,361	17,305,678	3,129,070	93,027	278,650	81,520,646	3.0%
Fidelity High Income Central Fund 1	100,667,909	7,813,486	27,298,231	(174,998)	(6,182,509)	74,825,657	19.1%
Fidelity Industrials Central Fund	47,812,594	12,384,218	2,639,171	14,487	186,320	57,758,448	3.2%
Fidelity Inflation-Protected Bond Index Central Fund	198,912,696	35,469,633	19,255,191	285,914	(4,097,998)	211,315,054	18.9%
Fidelity Information Technology Central Fund	113,292,207	43,175,872	5,754,260	200,460	(1,323,456)	149,590,823	3.1%
Fidelity International Credit Central Fund	29,838,111	1,495,593	1,053,221	(299)	(183,576)	29,785,240	27.5%
Fidelity International Equity Central Fund	266,098,261	14,199,437	109,925,316	11,092,290	(10,971,490)	170,493,182	6.0%
Fidelity Investment Grade Bond Central Fund	2,128,219,648	124,382,687	166,783,467	1,885,880	(46,799,322)	2,040,905,426	26.8%
Fidelity Materials Central Fund	15,492,691	3,852,150	1,316,889	348,494	(1,301,992)	17,074,454	3.3%
Fidelity Real Estate Equity Central Fund	25,210,539	1,648,859	4,921,211	51,075	(2,745,648)	19,243,614	17.2%
Fidelity Telecom Services Central Fund	11,118,679	2,828,173	1,549,619	447,145	(2,069,824)	10,774,554	2.9%
Fidelity Utilities Central Fund	15,350,302	3,628,594	1,363,277	302,456	(883,904)	17,034,171	3.1%
Total	$3,456,941,444	$329,220,607	$466,166,321	$27,422,039	$(81,309,012)	$3,265,797,389

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$829,885,795	$829,885,795	$--	$--
Fixed-Income Central Funds	2,435,911,594	2,435,911,594	--	--
Money Market Central Funds	1,510,890,234	1,510,890,234	--	--
Other Short-Term Investments	1,105,828	--	1,105,828	--
Investment Companies	316,135,025	316,135,025	--	--
Total Investments in Securities:	$5,093,928,476	$5,092,822,648	$1,105,828	$--
Derivative Instruments:
Assets
Futures Contracts	$79,901	$79,901	$--	$--
Total Assets	$79,901	$79,901	$--	$--
Total Derivative Instruments:	$79,901	$79,901	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$79,901	$0
Total Equity Risk	79,901	0
Total Value of Derivatives	$79,901	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $94,399,360) — See accompanying schedule: Unaffiliated issuers (cost $307,170,081)	$317,240,853
Fidelity Central Funds (cost $4,332,904,351)	4,776,687,623
Total Investment in Securities (cost $4,640,074,432)		$5,093,928,476
Receivable for investments sold		1,573,936
Receivable for fund shares sold		3,166,895
Distributions receivable from Fidelity Central Funds		194,047
Prepaid expenses		4,057
Other receivables		8,106
Total assets		5,098,875,517
Liabilities
Payable for investments purchased	$311,154
Payable for fund shares redeemed	2,961,695
Accrued management fee	1,694,747
Distribution and service plan fees payable	40,904
Payable for daily variation margin on futures contracts	221,950
Other affiliated payables	436,609
Other payables and accrued expenses	84,775
Collateral on securities loaned	95,832,000
Total liabilities		101,583,834
Net Assets		$4,997,291,683
Net Assets consist of:
Paid in capital		$4,747,107,929
Undistributed net investment income		9,445,974
Accumulated undistributed net realized gain (loss) on investments		(213,196,165)
Net unrealized appreciation (depreciation) on investments		453,933,945
Net Assets		$4,997,291,683
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($38,578,992 ÷ 2,900,607 shares)		$13.30
Maximum offering price per share (100/94.25 of $13.30)		$14.11
Class M:
Net Asset Value and redemption price per share ($23,433,971 ÷ 1,765,870 shares)		$13.27
Maximum offering price per share (100/96.50 of $13.27)		$13.75
Class C:
Net Asset Value and offering price per share ($27,737,244 ÷ 2,098,890 shares)(a)		$13.22
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,864,004,945 ÷ 365,124,968 shares)		$13.32
Class I:
Net Asset Value, offering price and redemption price per share ($43,536,531 ÷ 3,269,701 shares)		$13.32

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$2,914,996
Interest		519
Income from Fidelity Central Funds		51,197,610
Total income		54,113,125
Expenses
Management fee	$10,247,652
Transfer agent fees	2,052,008
Distribution and service plan fees	250,225
Accounting and security lending fees	591,929
Custodian fees and expenses	1,372
Independent trustees' fees and expenses	9,340
Registration fees	153,595
Audit	17,131
Legal	9,194
Miscellaneous	18,657
Total expenses before reductions	13,351,103
Expense reductions	(39,334)	13,311,769
Net investment income (loss)		40,801,356
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,720,246
Fidelity Central Funds	27,439,949
Capital gain distributions from Fidelity Central Funds	53,610,033
Total net realized gain (loss)		82,770,228
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,659,972
Fidelity Central Funds	(81,437,221)
Futures contracts	79,901
Total change in net unrealized appreciation (depreciation)		(77,697,348)
Net gain (loss)		5,072,880
Net increase (decrease) in net assets resulting from operations		$45,874,236

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,801,356	$74,545,949
Net realized gain (loss)	82,770,228	161,847,033
Change in net unrealized appreciation (depreciation)	(77,697,348)	(24,152,664)
Net increase (decrease) in net assets resulting from operations	45,874,236	212,240,318
Distributions to shareholders from net investment income	(38,749,106)	(73,076,459)
Distributions to shareholders from net realized gain	(100,823,387)	(24,044,746)
Total distributions	(139,572,493)	(97,121,205)
Share transactions - net increase (decrease)	69,406,233	(20,257,945)
Total increase (decrease) in net assets	(24,292,024)	94,861,168
Net Assets
Beginning of period	5,021,583,707	4,926,722,539
End of period	$4,997,291,683	$5,021,583,707
Other Information
Undistributed net investment income end of period	$9,445,974	$7,393,724

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 20% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.55	$13.24	$12.93	$13.56	$13.42	$13.37
Income from Investment Operations
Net investment income (loss)A	.09	.16	.19	.18	.16	.14
Net realized and unrealized gain (loss)	.02	.37	.59	(.22)	.44	.31
Total from investment operations	.11	.53	.78	(.04)	.60	.45
Distributions from net investment income	(.08)	(.16)	(.20)	(.17)	(.15)	(.14)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.36)B	(.22)C	(.47)	(.59)	(.46)D	(.40)E
Net asset value, end of period	$13.30	$13.55	$13.24	$12.93	$13.56	$13.42
Total ReturnF,G,H	.77%	4.08%	6.18%	(.33)%	4.54%	3.47%
Ratios to Average Net AssetsI,J
Expenses before reductions	.84%K	.84%	.83%	.83%	.82%	.82%
Expenses net of fee waivers, if any	.84%K	.84%	.83%	.83%	.82%	.82%
Expenses net of all reductions	.84%K	.83%	.83%	.83%	.82%	.82%
Net investment income (loss)	1.31%K	1.21%	1.47%	1.32%	1.16%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$38,579	$39,787	$42,221	$38,841	$38,733	$43,449
Portfolio turnover rateL	27%K	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.272 per share.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.065 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.

 E Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.52	$13.21	$12.90	$13.53	$13.40	$13.34
Income from Investment Operations
Net investment income (loss)A	.07	.13	.16	.14	.12	.10
Net realized and unrealized gain (loss)	.02	.37	.58	(.21)	.43	.33
Total from investment operations	.09	.50	.74	(.07)	.55	.43
Distributions from net investment income	(.07)	(.12)	(.17)	(.14)	(.12)	(.10)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.34)	(.19)	(.43)B	(.56)	(.42)	(.37)
Net asset value, end of period	$13.27	$13.52	$13.21	$12.90	$13.53	$13.40
Total ReturnC,D,E	.65%	3.81%	5.93%	(.59)%	4.20%	3.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.10%	1.09%	1.10%	1.10%	1.10%
Expenses net of fee waivers, if any	1.10%H	1.10%	1.09%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10%H	1.10%	1.09%	1.10%	1.09%	1.09%
Net investment income (loss)	1.05%H	.95%	1.21%	1.06%	.89%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$23,434	$22,474	$25,052	$19,162	$21,010	$19,844
Portfolio turnover rateI	27%H	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.43 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.269 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.47	$13.17	$12.85	$13.48	$13.35	$13.30
Income from Investment Operations
Net investment income (loss)A	.04	.06	.09	.07	.05	.03
Net realized and unrealized gain (loss)	.02	.36	.60	(.21)	.43	.33
Total from investment operations	.06	.42	.69	(.14)	.48	.36
Distributions from net investment income	(.04)	(.06)	(.10)	(.07)	(.05)	(.04)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.31)	(.12)B	(.37)	(.49)	(.35)	(.31)
Net asset value, end of period	$13.22	$13.47	$13.17	$12.85	$13.48	$13.35
Total ReturnC,D,E	.41%	3.25%	5.49%	(1.09)%	3.70%	2.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%H	1.59%	1.59%	1.60%	1.60%	1.60%
Expenses net of fee waivers, if any	1.59%H	1.59%	1.59%	1.60%	1.60%	1.60%
Expenses net of all reductions	1.59%H	1.59%	1.59%	1.60%	1.60%	1.59%
Net investment income (loss)	.55%H	.45%	.71%	.56%	.39%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$27,737	$28,217	$29,337	$28,515	$26,225	$24,910
Portfolio turnover rateI	27%H	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.12 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.065 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$13.26	$12.94	$13.57	$13.44	$13.39
Income from Investment Operations
Net investment income (loss)A	.11	.20	.23	.22	.20	.18
Net realized and unrealized gain (loss)	.02	.37	.60	(.22)	.43	.31
Total from investment operations	.13	.57	.83	–	.63	.49
Distributions from net investment income	(.11)	(.20)	(.24)	(.21)	(.20)	(.18)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.38)	(.26)B	(.51)	(.63)	(.50)	(.44)C
Net asset value, end of period	$13.32	$13.57	$13.26	$12.94	$13.57	$13.44
Total ReturnD,E	.93%	4.40%	6.58%	(.04)%	4.80%	3.79%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H	.52%	.52%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.52%H	.52%	.52%	.53%	.53%	.53%
Expenses net of all reductions	.52%H	.52%	.52%	.52%	.52%	.52%
Net investment income (loss)	1.63%H	1.52%	1.78%	1.63%	1.46%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$4,864,005	$4,880,833	$4,802,797	$4,685,019	$4,923,702	$4,708,494
Portfolio turnover rateI	27%H	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.065 per share.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$13.26	$12.94	$13.57	$13.44	$13.38
Income from Investment Operations
Net investment income (loss)A	.11	.20	.22	.21	.19	.17
Net realized and unrealized gain (loss)	.01	.37	.60	(.21)	.43	.33
Total from investment operations	.12	.57	.82	–	.62	.50
Distributions from net investment income	(.10)	(.19)	(.24)	(.21)	(.19)	(.17)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.37)	(.26)	(.50)B	(.63)	(.49)	(.44)
Net asset value, end of period	$13.32	$13.57	$13.26	$12.94	$13.57	$13.44
Total ReturnC,D	.91%	4.35%	6.56%	(.08)%	4.74%	3.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.56%	.57%	.57%	.56%	.57%
Expenses net of fee waivers, if any	.55%G	.56%	.57%	.57%	.56%	.57%
Expenses net of all reductions	.55%G	.56%	.57%	.57%	.56%	.56%
Net investment income (loss)	1.60%G	1.48%	1.73%	1.59%	1.42%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$43,537	$50,272	$27,315	$16,388	$14,204	$32,926
Portfolio turnover rateH	27%G	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.269 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	20.8
Fannie Mae	3.6
Freddie Mac	2.1
Ginnie Mae	2.1
Royal Bank of Scotland Group PLC	0.6
29.2

Quality Diversification (% of fund's net assets)

As of March 31, 2018
U.S. Government and U.S. Government Agency Obligations	29.6%
AAA,AA,A	2.7%
BBB	9.3%
BB and Below	6.2%
Not Rated	0.1%
Equities*	32.5%
Short-Term Investments and Net Other Assets	19.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2018

% of fund's net assets
Microsoft Corp.	0.6
Amazon.com, Inc.	0.5
UnitedHealth Group, Inc.	0.2
Bank of America Corp.	0.2
NVIDIA Corp.	0.2
1.7

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Financials	28.0
Information Technology	4.9
Consumer Discretionary	4.8
Health Care	3.9
Energy	3.9

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Stock Class and Equity Futures*	32.3%
Bond Class	46.8%
Short-Term Class	20.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie chart reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 13.6% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 26.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,135,763	$14,544,549
Fidelity Consumer Discretionary Central Fund (a)	91,523	28,088,560
Fidelity Consumer Staples Central Fund (a)	82,605	17,220,745
Fidelity Emerging Markets Equity Central Fund (a)	66,232	16,954,632
Fidelity Energy Central Fund (a)	122,898	15,024,292
Fidelity Financials Central Fund (a)	492,567	51,901,794
Fidelity Health Care Central Fund (a)	95,059	38,237,616
Fidelity Industrials Central Fund (a)	93,429	27,156,051
Fidelity Information Technology Central Fund (a)	155,738	69,775,489
Fidelity International Equity Central Fund (a)	948,087	82,056,937
Fidelity Materials Central Fund (a)	32,310	7,973,871
Fidelity Real Estate Equity Central Fund (a)	56,811	5,708,907
Fidelity Telecom Services Central Fund (a)	29,529	5,049,386
Fidelity Utilities Central Fund (a)	45,600	8,039,355
TOTAL EQUITY CENTRAL FUNDS
(Cost $278,903,293)		387,732,184

Fixed-Income Central Funds - 48.8%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	768,791	7,649,468
Fidelity Floating Rate Central Fund (a)	141,359	14,592,491
Fidelity High Income Central Fund 1 (a)	231,575	21,821,304

TOTAL HIGH YIELD FIXED-INCOME FUNDS		44,063,263

Investment Grade Fixed-Income Funds - 45.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	614,245	61,461,395
Fidelity International Credit Central Fund (a)	87,464	8,663,301
Fidelity Investment Grade Bond Central Fund (a)	5,577,489	594,616,142

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		664,740,838

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $701,128,077)		708,804,101

Money Market Central Funds - 18.5%
Fidelity Cash Central Fund, 1.72% (b)	47,368,597	47,378,070
Fidelity Money Market Central Fund, 1.97% (b)	220,540,621	220,540,621
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $267,925,944)		267,918,691
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.69% 6/21/18 (c)
(Cost $508,069)	510,000	508,083
	Shares	Value

Investment Companies - 6.0%
iShares 20+ Year Treasury Bond ETF	204,708	$24,953,905
iShares MSCI Japan ETF	229,566	13,930,065
iShares S&P 500 Index ETF	180,527	47,906,450
TOTAL INVESTMENT COMPANIES
(Cost $84,829,490)		86,790,420
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,333,294,873)		1,451,753,479
NET OTHER ASSETS (LIABILITIES) - 0.0%		(639,593)
NET ASSETS - 100%		$1,451,113,886

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	105	June 2018	$10,503,150	$36,476	$36,476

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $508,083.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$181,895
Fidelity Commodity Strategy Central Fund	88,978
Fidelity Consumer Discretionary Central Fund	1,351,716
Fidelity Consumer Staples Central Fund	1,357,643
Fidelity Emerging Markets Debt Central Fund	274,470
Fidelity Emerging Markets Equity Central Fund	1,415,638
Fidelity Energy Central Fund	243,250
Fidelity Financials Central Fund	2,967,278
Fidelity Floating Rate Central Fund	361,870
Fidelity Health Care Central Fund	1,120,638
Fidelity High Income Central Fund 1	1,565,002
Fidelity Industrials Central Fund	1,277,459
Fidelity Inflation-Protected Bond Index Central Fund	1,052,687
Fidelity Information Technology Central Fund	7,232,385
Fidelity International Credit Central Fund	96,258
Fidelity International Equity Central Fund	3,462,173
Fidelity Investment Grade Bond Central Fund	8,162,607
Fidelity Materials Central Fund	444,742
Fidelity Money Market Central Fund	1,582,038
Fidelity Real Estate Equity Central Fund	304,795
Fidelity Securities Lending Cash Central Fund	648
Fidelity Telecom Services Central Fund	453,001
Fidelity Utilities Central Fund	497,432
Total	$35,494,603

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$20,908,686	$4,007,520	$11,514,625	$273,049	$869,919	$14,544,549	2.5%
Fidelity Consumer Discretionary Central Fund	20,151,665	7,347,156	1,133,296	(22,119)	1,745,154	28,088,560	1.4%
Fidelity Consumer Staples Central Fund	14,110,572	5,730,046	773,822	(74,472)	(1,771,579)	17,220,745	1.4%
Fidelity Emerging Markets Debt Central Fund	6,559,204	1,488,058	142,250	(3,459)	(252,085)	7,649,468	5.8%
Fidelity Emerging Markets Equity Central Fund	24,542,923	6,061,665	15,063,372	2,105,068	(691,652)	16,954,632	2.3%
Fidelity Energy Central Fund	11,087,939	4,209,791	572,204	(47,613)	346,379	15,024,292	1.4%
Fidelity Financials Central Fund	39,386,356	15,775,578	2,520,428	(106,048)	(633,664)	51,901,794	1.5%
Fidelity Floating Rate Central Fund	12,078,914	2,789,374	284,497	170	8,530	14,592,491	0.6%
Fidelity Health Care Central Fund	28,245,564	11,235,108	1,483,465	(50,887)	291,296	38,237,616	1.4%
Fidelity High Income Central Fund 1	24,266,790	6,217,253	6,978,586	(203,824)	(1,480,329)	21,821,304	5.6%
Fidelity Industrials Central Fund	20,183,019	8,162,772	1,202,635	(48,156)	61,051	27,156,051	1.5%
Fidelity Inflation-Protected Bond Index Central Fund	47,952,216	18,738,335	4,234,218	(29,084)	(965,854)	61,461,395	5.5%
Fidelity Information Technology Central Fund	47,963,833	25,318,633	2,842,249	(144,655)	(520,073)	69,775,489	1.4%
Fidelity International Credit Central Fund	7,192,369	1,777,365	170,698	(1,286)	(53,842)	8,663,301	8.0%
Fidelity International Equity Central Fund	91,819,823	22,120,445	31,247,643	518,532	(1,154,220)	82,056,937	2.9%
Fidelity Investment Grade Bond Central Fund	512,993,352	132,632,124	38,564,764	(779,202)	(11,665,368)	594,616,142	7.8%
Fidelity Materials Central Fund	6,610,823	2,499,242	659,561	(20,852)	(455,781)	7,973,871	1.6%
Fidelity Real Estate Equity Central Fund	5,938,804	1,461,073	969,899	(82,743)	(638,328)	5,708,907	5.1%
Fidelity Telecom Services Central Fund	4,665,749	1,779,684	648,581	(48,292)	(699,174)	5,049,386	1.4%
Fidelity Utilities Central Fund	6,394,663	2,393,427	452,779	(17,612)	(278,344)	8,039,355	1.5%
Total	$953,053,264	$281,744,649	$121,459,572	$1,216,515	$(17,937,964)	$1,096,536,285

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$387,732,184	$387,732,184	$--	$--
Fixed-Income Central Funds	708,804,101	708,804,101	--	--
Money Market Central Funds	267,918,691	267,918,691	--	--
Other Short-Term Investments	508,083	--	508,083	--
Investment Companies	86,790,420	86,790,420	--	--
Total Investments in Securities:	$1,451,753,479	$1,451,245,396	$508,083	$--
Derivative Instruments:
Assets
Futures Contracts	$36,476	$36,476	$--	$--
Total Assets	$36,476	$36,476	$--	$--
Total Derivative Instruments:	$36,476	$36,476	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$36,476	$0
Total Equity Risk	36,476	0
Total Value of Derivatives	$36,476	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.4%
United Kingdom	2.0%
Japan	1.3%
Netherlands	1.2%
Others (Individually Less Than 1%)	9.1%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $85,337,559)	$87,298,503
Fidelity Central Funds (cost $1,247,957,314)	1,364,454,976
Total Investment in Securities (cost $1,333,294,873)		$1,451,753,479
Receivable for investments sold		11,809,753
Receivable for fund shares sold		1,843,706
Distributions receivable from Fidelity Central Funds		59,374
Prepaid expenses		932
Other receivables		2,779
Total assets		1,465,470,023
Liabilities
Payable for investments purchased	$2,681
Payable for fund shares redeemed	13,536,003
Accrued management fee	493,917
Distribution and service plan fees payable	31,473
Payable for daily variation margin on futures contracts	101,325
Other affiliated payables	134,523
Other payables and accrued expenses	56,215
Total liabilities		14,356,137
Net Assets		$1,451,113,886
Net Assets consist of:
Paid in capital		$1,362,581,884
Undistributed net investment income		2,482,957
Accumulated undistributed net realized gain (loss) on investments		(32,446,037)
Net unrealized appreciation (depreciation) on investments		118,495,082
Net Assets		$1,451,113,886
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($25,939,466 ÷ 2,356,118 shares)		$11.01
Maximum offering price per share (100/94.25 of $11.01)		$11.68
Class M:
Net Asset Value and redemption price per share ($14,265,876 ÷ 1,297,497 shares)		$10.99
Maximum offering price per share (100/96.50 of $10.99)		$11.39
Class C:
Net Asset Value and offering price per share ($24,213,060 ÷ 2,213,719 shares)(a)		$10.94
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($1,364,885,158 ÷ 123,985,857 shares)		$11.01
Class I:
Net Asset Value, offering price and redemption price per share ($21,810,326 ÷ 1,981,473 shares)		$11.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$768,487
Interest		238
Income from Fidelity Central Funds		13,476,736
Total income		14,245,461
Expenses
Management fee	$2,760,047
Transfer agent fees	529,727
Distribution and service plan fees	179,230
Accounting and security lending fees	233,105
Custodian fees and expenses	530
Independent trustees' fees and expenses	2,432
Registration fees	107,850
Audit	17,131
Legal	2,098
Miscellaneous	4,603
Total expenses before reductions	3,836,753
Expense reductions	(10,665)	3,826,088
Net investment income (loss)		10,419,373
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,589,501
Fidelity Central Funds	1,221,208
Capital gain distributions from Fidelity Central Funds	22,017,867
Total net realized gain (loss)		24,828,576
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(451,020)
Fidelity Central Funds	(17,963,130)
Futures contracts	36,476
Total change in net unrealized appreciation (depreciation)		(18,377,674)
Net gain (loss)		6,450,902
Net increase (decrease) in net assets resulting from operations		$16,870,275

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,419,373	$16,363,483
Net realized gain (loss)	24,828,576	25,562,017
Change in net unrealized appreciation (depreciation)	(18,377,674)	26,032,421
Net increase (decrease) in net assets resulting from operations	16,870,275	67,957,921
Distributions to shareholders from net investment income	(9,912,709)	(15,721,719)
Distributions to shareholders from net realized gain	(21,589,863)	(2,129,556)
Total distributions	(31,502,572)	(17,851,275)
Share transactions - net increase (decrease)	249,589,700	159,982,022
Total increase (decrease) in net assets	234,957,403	210,088,668
Net Assets
Beginning of period	1,216,156,483	1,006,067,815
End of period	$1,451,113,886	$1,216,156,483
Other Information
Undistributed net investment income end of period	$2,482,957	$1,976,293

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 30% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$10.62	$10.19	$10.71	$10.43	$10.15
Income from Investment Operations
Net investment income (loss)A	.07	.13	.16	.15	.14	.12
Net realized and unrealized gain (loss)	.08	.51	.60	(.23)	.46	.44
Total from investment operations	.15	.64	.76	(.08)	.60	.56
Distributions from net investment income	(.07)	(.13)	(.17)	(.15)	(.13)	(.11)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.25)	(.15)	(.33)	(.44)B	(.32)C	(.28)
Net asset value, end of period	$11.01	$11.11	$10.62	$10.19	$10.71	$10.43
Total ReturnD,E,F	1.32%	6.06%	7.61%	(.79)%	5.83%	5.64%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%I	.85%	.85%	.86%	.85%	.87%
Expenses net of fee waivers, if any	.84%I	.85%	.85%	.86%	.85%	.87%
Expenses net of all reductions	.84%I	.85%	.85%	.86%	.85%	.87%
Net investment income (loss)	1.26%I	1.24%	1.58%	1.45%	1.29%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$25,939	$22,457	$23,868	$21,424	$22,071	$15,100
Portfolio turnover rateJ	24%I	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.10	$10.61	$10.18	$10.70	$10.42	$10.14
Income from Investment Operations
Net investment income (loss)A	.06	.11	.14	.13	.11	.09
Net realized and unrealized gain (loss)	.06	.50	.59	(.23)	.46	.44
Total from investment operations	.12	.61	.73	(.10)	.57	.53
Distributions from net investment income	(.05)	(.10)	(.14)	(.12)	(.10)	(.08)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.23)	(.12)	(.30)	(.42)	(.29)B	(.25)
Net asset value, end of period	$10.99	$11.10	$10.61	$10.18	$10.70	$10.42
Total ReturnC,D,E	1.11%	5.81%	7.33%	(1.02)%	5.53%	5.37%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.11%	1.11%	1.12%	1.13%	1.13%
Expenses net of fee waivers, if any	1.10%H	1.11%	1.11%	1.12%	1.13%	1.13%
Expenses net of all reductions	1.10%H	1.11%	1.11%	1.12%	1.13%	1.13%
Net investment income (loss)	1.00%H	.98%	1.32%	1.18%	1.01%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$14,266	$13,023	$11,834	$11,098	$9,932	$7,064
Portfolio turnover rateI	24%H	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.57	$10.14	$10.66	$10.38	$10.12
Income from Investment Operations
Net investment income (loss)A	.03	.05	.08	.07	.06	.04
Net realized and unrealized gain (loss)	.08	.49	.60	(.22)	.46	.43
Total from investment operations	.11	.54	.68	(.15)	.52	.47
Distributions from net investment income	(.03)	(.05)	(.09)	(.07)	(.06)	(.04)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.21)	(.07)	(.25)	(.37)	(.24)	(.21)
Net asset value, end of period	$10.94	$11.04	$10.57	$10.14	$10.66	$10.38
Total ReturnB,C,D	.97%	5.16%	6.85%	(1.51)%	5.09%	4.75%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.62%G	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of fee waivers, if any	1.62%G	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of all reductions	1.61%G	1.61%	1.61%	1.61%	1.61%	1.63%
Net investment income (loss)	.48%G	.47%	.82%	.69%	.52%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$24,213	$20,979	$21,579	$19,621	$16,976	$12,001
Portfolio turnover rateH	24%G	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$10.63	$10.20	$10.71	$10.43	$10.15
Income from Investment Operations
Net investment income (loss)A	.09	.17	.20	.19	.17	.15
Net realized and unrealized gain (loss)	.08	.49	.59	(.22)	.46	.44
Total from investment operations	.17	.66	.79	(.03)	.63	.59
Distributions from net investment income	(.09)	(.16)	(.20)	(.18)	(.17)	(.14)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.27)	(.18)	(.36)	(.48)	(.35)	(.31)
Net asset value, end of period	$11.01	$11.11	$10.63	$10.20	$10.71	$10.43
Total ReturnB,C	1.49%	6.32%	7.94%	(.38)%	6.19%	5.96%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%F	.54%	.54%	.55%	.55%	.56%
Expenses net of fee waivers, if any	.53%F	.54%	.54%	.55%	.55%	.56%
Expenses net of all reductions	.53%F	.53%	.53%	.54%	.55%	.56%
Net investment income (loss)	1.57%F	1.55%	1.90%	1.76%	1.59%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$1,364,885	$1,139,197	$937,285	$820,206	$757,908	$560,306
Portfolio turnover rateG	24%F	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$10.62	$10.20	$10.71	$10.43	$10.16
Income from Investment Operations
Net investment income (loss)A	.08	.16	.19	.18	.16	.14
Net realized and unrealized gain (loss)	.08	.50	.59	(.22)	.47	.44
Total from investment operations	.16	.66	.78	(.04)	.63	.58
Distributions from net investment income	(.08)	(.15)	(.20)	(.17)	(.16)	(.13)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.26)	(.17)	(.36)	(.47)	(.35)B	(.31)C
Net asset value, end of period	$11.01	$11.11	$10.62	$10.20	$10.71	$10.43
Total ReturnD,E	1.44%	6.32%	7.80%	(.46)%	6.12%	5.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%H	.62%	.60%	.61%	.62%	.62%
Expenses net of fee waivers, if any	.62%H	.62%	.60%	.61%	.62%	.62%
Expenses net of all reductions	.62%H	.62%	.60%	.61%	.62%	.62%
Net investment income (loss)	1.48%H	1.46%	1.84%	1.69%	1.52%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$21,810	$20,500	$11,501	$8,759	$8,616	$4,663
Portfolio turnover rateI	24%H	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	18.8
Fannie Mae	3.1
Freddie Mac	1.9
Ginnie Mae	1.9
Royal Bank of Scotland Group PLC	0.6
26.3

Quality Diversification (% of fund's net assets)

As of March 31, 2018
U.S. Government and U.S. Government Agency Obligations	26.5%
AAA,AA,A	2.4%
BBB	8.0%
BB and Below	6.1%
Equities*	42.7%
Short-Term Investments and Net Other Assets	14.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2018

% of fund's net assets
Microsoft Corp.	0.8
Amazon.com, Inc.	0.6
UnitedHealth Group, Inc.	0.3
Bank of America Corp.	0.3
NVIDIA Corp.	0.3
2.3

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Financials	24.4
Information Technology	7.0
Consumer Discretionary	6.2
Health Care	4.9
Industrials	4.6

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Stock Class and Equity Futures*	42.5%
Bond Class	41.9%
Short-Term Class	15.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.3%

Asset allocations in the pie chart reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 16.8% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 37.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,003,310	$20,452,541
Fidelity Consumer Discretionary Central Fund (a)	141,152	43,319,595
Fidelity Consumer Staples Central Fund (a)	126,425	26,355,905
Fidelity Emerging Markets Equity Central Fund (a)	116,548	29,835,091
Fidelity Energy Central Fund (a)	186,599	22,811,706
Fidelity Financials Central Fund (a)	751,132	79,146,741
Fidelity Health Care Central Fund (a)	144,727	58,216,537
Fidelity Industrials Central Fund (a)	142,202	41,332,535
Fidelity Information Technology Central Fund (a)	236,124	105,790,418
Fidelity International Equity Central Fund(a)	1,459,277	126,300,467
Fidelity Materials Central Fund (a)	49,265	12,158,037
Fidelity Real Estate Equity Central Fund (a)	61,718	6,202,027
Fidelity Telecom Services Central Fund (a)	45,645	7,805,297
Fidelity Utilities Central Fund (a)	69,802	12,306,057
TOTAL EQUITY CENTRAL FUNDS
(Cost $426,557,924)		592,032,954

Fixed-Income Central Funds - 43.7%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	833,725	8,295,559
Fidelity Floating Rate Central Fund (a)	153,490	15,844,810
Fidelity High Income Central Fund 1 (a)	255,912	24,114,600

TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,254,969

Investment Grade Fixed-Income Funds - 40.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	649,702	65,009,194
Fidelity International Credit Central Fund (a)	96,213	9,529,875
Fidelity Investment Grade Bond Central Fund (a)	5,415,956	577,395,117

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		651,934,186

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $695,216,034)		700,189,155

Money Market Central Funds - 13.3%
Fidelity Cash Central Fund, 1.72% (b)	51,092,030	51,102,248
Fidelity Money Market Central Fund, 1.97% (b)	162,189,852	162,189,852
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $213,294,875)		213,292,100
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.69% to 1.76% 6/21/18 (c)
(Cost $737,191)	740,000	737,219
	Shares	Value

Investment Companies - 6.0%
iShares 20+ Year Treasury Bond ETF	228,412	$27,843,423
iShares MSCI Japan ETF	281,408	17,075,837
iShares S&P 500 Index ETF	194,349	51,574,394
TOTAL INVESTMENT COMPANIES
(Cost $93,866,187)		96,493,654
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,429,672,211)		1,602,745,082
NET OTHER ASSETS (LIABILITIES) - 0.0%		(348,501)
NET ASSETS - 100%		$1,602,396,581

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	152	June 2018	$15,204,560	$52,361	$52,361

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $737,219.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$189,802
Fidelity Commodity Strategy Central Fund	120,569
Fidelity Consumer Discretionary Central Fund	2,177,926
Fidelity Consumer Staples Central Fund	2,203,958
Fidelity Emerging Markets Debt Central Fund	307,952
Fidelity Emerging Markets Equity Central Fund	2,048,066
Fidelity Energy Central Fund	391,364
Fidelity Financials Central Fund	4,795,892
Fidelity Floating Rate Central Fund	406,236
Fidelity Health Care Central Fund	1,804,419
Fidelity High Income Central Fund 1	1,786,197
Fidelity Industrials Central Fund	2,067,935
Fidelity Inflation-Protected Bond Index Central Fund	1,194,619
Fidelity Information Technology Central Fund	11,715,219
Fidelity International Credit Central Fund	110,201
Fidelity International Equity Central Fund	5,088,064
Fidelity Investment Grade Bond Central Fund	8,175,928
Fidelity Materials Central Fund	719,675
Fidelity Money Market Central Fund	1,166,328
Fidelity Real Estate Equity Central Fund	347,823
Fidelity Securities Lending Cash Central Fund	14,509
Fidelity Telecom Services Central Fund	744,471
Fidelity Utilities Central Fund	808,925
Total	$48,386,078

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$28,997,283	$3,320,903	$13,428,358	$368,096	$1,194,617	$20,452,541	3.5%
Fidelity Consumer Discretionary Central Fund	33,693,523	8,216,819	1,475,670	(13,369)	2,898,292	43,319,595	2.2%
Fidelity Consumer Staples Central Fund	23,680,165	6,521,215	954,238	(87,458)	(2,803,779)	26,355,905	2.1%
Fidelity Emerging Markets Debt Central Fund	7,610,067	1,129,180	158,427	(6,702)	(278,559)	8,295,559	6.3%
Fidelity Emerging Markets Equity Central Fund	34,805,209	8,138,662	14,953,834	1,394,813	450,241	29,835,091	4.0%
Fidelity Energy Central Fund	18,556,317	4,444,255	748,787	(50,417)	610,338	22,811,706	2.1%
Fidelity Financials Central Fund	66,065,421	17,415,586	3,421,279	(124,169)	(788,818)	79,146,741	2.3%
Fidelity Floating Rate Central Fund	14,102,399	2,048,809	316,851	(127)	10,580	15,844,810	0.7%
Fidelity Health Care Central Fund	47,272,499	12,461,012	1,927,985	(54,842)	465,853	58,216,537	2.2%
Fidelity High Income Central Fund 1	28,578,179	4,934,737	7,490,320	(198,368)	(1,709,628)	24,114,600	6.2%
Fidelity Industrials Central Fund	34,261,441	8,818,537	1,916,752	(59,107)	228,416	41,332,535	2.3%
Fidelity Inflation-Protected Bond Index Central Fund	56,294,569	14,601,406	4,740,256	(13,408)	(1,133,117)	65,009,194	5.8%
Fidelity Information Technology Central Fund	80,838,876	29,440,945	3,642,208	(162,893)	(684,302)	105,790,418	2.2%
Fidelity International Credit Central Fund	8,439,314	1,431,443	188,812	(1,315)	(58,768)	9,529,875	8.8%
Fidelity International Equity Central Fund	138,299,292	21,418,586	32,406,545	788,881	(1,799,747)	126,300,467	4.4%
Fidelity Investment Grade Bond Central Fund	528,672,680	104,604,560	43,398,955	(969,826)	(11,513,342)	577,395,117	7.6%
Fidelity Materials Central Fund	11,077,240	2,743,437	965,125	(11,172)	(686,343)	12,158,037	2.4%
Fidelity Real Estate Equity Central Fund	6,990,835	1,139,714	1,117,943	(82,916)	(727,663)	6,202,027	5.5%
Fidelity Telecom Services Central Fund	7,736,734	2,049,379	794,925	(50,092)	(1,135,799)	7,805,297	2.1%
Fidelity Utilities Central Fund	10,838,200	2,682,492	721,526	(20,462)	(472,647)	12,306,057	2.2%
Total	$1,186,810,243	$257,561,677	$134,768,796	$645,147	$(17,934,175)	$1,292,222,109

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$592,032,954	$592,032,954	$--	$--
Fixed-Income Central Funds	700,189,155	700,189,155	--	--
Money Market Central Funds	213,292,100	213,292,100	--	--
Other Short-Term Investments	737,219	--	737,219	--
Investment Companies	96,493,654	96,493,654	--	--
Total Investments in Securities:	$1,602,745,082	$1,602,007,863	$737,219	$--
Derivative Instruments:
Assets
Futures Contracts	$52,361	$52,361	$--	$--
Total Assets	$52,361	$52,361	$--	$--
Total Derivative Instruments:	$52,361	$52,361	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$52,361	$0
Total Equity Risk	52,361	0
Total Value of Derivatives	$52,361	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.2%
United Kingdom	2.4%
Japan	1.9%
Netherlands	1.3%
Cayman Islands	1.3%
Canada	1.1%
Germany	1.0%
Others (Individually Less Than 1%)	7.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $94,603,378)	$97,230,873
Fidelity Central Funds (cost $1,335,068,833)	1,505,514,209
Total Investment in Securities (cost $1,429,672,211)		$1,602,745,082
Cash		27
Receivable for investments sold		1,393,166
Receivable for fund shares sold		735,387
Distributions receivable from Fidelity Central Funds		67,989
Prepaid expenses		1,128
Other receivables		4,104
Total assets		1,604,946,883
Liabilities
Payable for investments purchased	$1,054
Payable for fund shares redeemed	1,615,181
Accrued management fee	545,012
Distribution and service plan fees payable	33,516
Payable for daily variation margin on futures contracts	146,680
Other affiliated payables	150,147
Other payables and accrued expenses	58,712
Total liabilities		2,550,302
Net Assets		$1,602,396,581
Net Assets consist of:
Paid in capital		$1,451,615,570
Undistributed net investment income		4,730,973
Accumulated undistributed net realized gain (loss) on investments		(27,075,194)
Net unrealized appreciation (depreciation) on investments		173,125,232
Net Assets		$1,602,396,581
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($36,979,362 ÷ 3,177,388 shares)		$11.64
Maximum offering price per share (100/94.25 of $11.64)		$12.35
Class M:
Net Asset Value and redemption price per share ($12,500,872 ÷ 1,076,096 shares)		$11.62
Maximum offering price per share (100/96.50 of $11.62)		$12.04
Class C:
Net Asset Value and offering price per share ($24,374,375 ÷ 2,105,101 shares)(a)		$11.58
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($1,504,384,088 ÷ 129,245,266 shares)		$11.64
Class I:
Net Asset Value, offering price and redemption price per share ($24,157,884 ÷ 2,075,212 shares)		$11.64

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$957,259
Interest		349
Income from Fidelity Central Funds		14,548,815
Total income		15,506,423
Expenses
Management fee	$3,143,401
Transfer agent fees	613,728
Distribution and service plan fees	198,224
Accounting and security lending fees	261,777
Custodian fees and expenses	568
Independent trustees' fees and expenses	2,806
Registration fees	97,496
Audit	17,131
Legal	2,486
Miscellaneous	5,429
Total expenses before reductions	4,343,046
Expense reductions	(13,883)	4,329,163
Net investment income (loss)		11,177,260
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,399,833
Fidelity Central Funds	652,871
Capital gain distributions from Fidelity Central Funds	33,837,263
Total net realized gain (loss)		37,889,967
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,452,289)
Fidelity Central Funds	(17,955,390)
Futures contracts	52,361
Total change in net unrealized appreciation (depreciation)		(19,355,318)
Net gain (loss)		18,534,649
Net increase (decrease) in net assets resulting from operations		$29,711,909

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,177,260	$19,222,282
Net realized gain (loss)	37,889,967	23,619,947
Change in net unrealized appreciation (depreciation)	(19,355,318)	62,588,007
Net increase (decrease) in net assets resulting from operations	29,711,909	105,430,236
Distributions to shareholders from net investment income	(12,094,228)	(17,947,374)
Distributions to shareholders from net realized gain	(23,502,413)	(2,200,401)
Total distributions	(35,596,641)	(20,147,775)
Share transactions - net increase (decrease)	172,523,249	178,133,653
Total increase (decrease) in net assets	166,638,517	263,416,114
Net Assets
Beginning of period	1,435,758,064	1,172,341,950
End of period	$1,602,396,581	$1,435,758,064
Other Information
Undistributed net investment income end of period	$4,730,973	$5,647,941

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 40% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$10.95	$10.39	$10.96	$10.66	$10.11
Income from Investment Operations
Net investment income (loss)A	.07	.14	.16	.16	.14	.12
Net realized and unrealized gain (loss)	.16	.73	.70	(.28)	.59	.66
Total from investment operations	.23	.87	.86	(.12)	.73	.78
Distributions from net investment income	(.08)	(.13)	(.17)	(.14)	(.15)	(.10)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.26)	(.15)	(.30)	(.45)	(.43)	(.23)
Net asset value, end of period	$11.64	$11.67	$10.95	$10.39	$10.96	$10.66
Total ReturnB,C,D	1.97%	8.01%	8.44%	(1.19)%	6.98%	7.88%
Ratios to Average Net AssetsE,F
Expenses before reductions	.84%G	.84%	.84%	.85%	.85%	.87%
Expenses net of fee waivers, if any	.84%G	.84%	.84%	.85%	.85%	.87%
Expenses net of all reductions	.84%G	.84%	.84%	.84%	.85%	.86%
Net investment income (loss)	1.17%G	1.21%	1.53%	1.44%	1.31%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$36,979	$36,200	$40,046	$30,959	$25,419	$16,042
Portfolio turnover rateH	24%G	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$10.93	$10.37	$10.94	$10.64	$10.09
Income from Investment Operations
Net investment income (loss)A	.05	.11	.13	.13	.11	.10
Net realized and unrealized gain (loss)	.16	.73	.70	(.28)	.59	.66
Total from investment operations	.21	.84	.83	(.15)	.70	.76
Distributions from net investment income	(.06)	(.10)	(.14)	(.11)	(.12)	(.08)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.24)	(.12)	(.27)	(.42)	(.40)	(.21)
Net asset value, end of period	$11.62	$11.65	$10.93	$10.37	$10.94	$10.64
Total ReturnB,C,D	1.83%	7.75%	8.12%	(1.45)%	6.72%	7.62%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.11%G	1.12%	1.12%	1.11%	1.12%	1.14%
Expenses net of fee waivers, if any	1.11%G	1.11%	1.12%	1.11%	1.12%	1.14%
Expenses net of all reductions	1.11%G	1.11%	1.12%	1.10%	1.12%	1.13%
Net investment income (loss)	.90%G	.94%	1.25%	1.18%	1.04%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$12,501	$11,665	$10,297	$9,309	$8,295	$6,969
Portfolio turnover rateH	24%G	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.61	$10.90	$10.34	$10.91	$10.62	$10.08
Income from Investment Operations
Net investment income (loss)A	.02	.05	.08	.07	.06	.04
Net realized and unrealized gain (loss)	.16	.73	.70	(.27)	.58	.66
Total from investment operations	.18	.78	.78	(.20)	.64	.70
Distributions from net investment income	(.03)	(.05)	(.09)	(.06)	(.07)	(.03)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.21)	(.07)	(.22)	(.37)	(.35)	(.16)
Net asset value, end of period	$11.58	$11.61	$10.90	$10.34	$10.91	$10.62
Total ReturnB,C,D	1.58%	7.16%	7.62%	(1.94)%	6.17%	7.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.60%G	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of fee waivers, if any	1.60%G	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of all reductions	1.60%G	1.61%	1.61%	1.62%	1.62%	1.63%
Net investment income (loss)	.40%G	.45%	.76%	.67%	.54%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$24,374	$23,354	$22,064	$19,515	$15,769	$9,272
Portfolio turnover rateH	24%G	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$10.95	$10.39	$10.96	$10.66	$10.11
Income from Investment Operations
Net investment income (loss)A	.09	.17	.19	.19	.17	.16
Net realized and unrealized gain (loss)	.16	.73	.70	(.28)	.59	.65
Total from investment operations	.25	.90	.89	(.09)	.76	.81
Distributions from net investment income	(.10)	(.16)	(.20)	(.17)	(.18)	(.13)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.28)	(.18)	(.33)	(.48)	(.46)	(.26)
Net asset value, end of period	$11.64	$11.67	$10.95	$10.39	$10.96	$10.66
Total ReturnB,C	2.13%	8.35%	8.76%	(.90)%	7.29%	8.21%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%F	.54%	.54%	.55%	.56%	.57%
Expenses net of fee waivers, if any	.53%F	.54%	.54%	.55%	.56%	.57%
Expenses net of all reductions	.53%F	.53%	.54%	.54%	.56%	.56%
Net investment income (loss)	1.47%F	1.52%	1.83%	1.74%	1.60%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$1,504,384	$1,344,514	$1,084,411	$917,607	$769,619	$495,019
Portfolio turnover rateG	24%F	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$10.95	$10.39	$10.96	$10.66	$10.11
Income from Investment Operations
Net investment income (loss)A	.08	.17	.19	.18	.17	.15
Net realized and unrealized gain (loss)	.17	.73	.69	(.27)	.58	.66
Total from investment operations	.25	.90	.88	(.09)	.75	.81
Distributions from net investment income	(.10)	(.16)	(.19)	(.17)	(.18)	(.13)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.28)	(.18)	(.32)	(.48)	(.45)B	(.26)
Net asset value, end of period	$11.64	$11.67	$10.95	$10.39	$10.96	$10.66
Total ReturnC,D	2.11%	8.32%	8.67%	(.90)%	7.25%	8.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.56%G	.56%	.58%	.60%	.58%	.63%
Expenses net of fee waivers, if any	.56%G	.56%	.58%	.60%	.58%	.63%
Expenses net of all reductions	.56%G	.56%	.58%	.60%	.57%	.62%
Net investment income (loss)	1.44%G	1.49%	1.79%	1.69%	1.59%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$24,158	$20,025	$15,525	$20,038	$4,256	$1,196
Portfolio turnover rateH	24%G	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Microsoft Corp.	1.0
Amazon.com, Inc.	0.7
UnitedHealth Group, Inc.	0.4
Bank of America Corp.	0.4
NVIDIA Corp.	0.4
Tesla, Inc.	0.4
Alibaba Group Holding Ltd. sponsored ADR	0.3
JPMorgan Chase & Co.	0.3
Berkshire Hathaway, Inc. Class B	0.3
Becton, Dickinson & Co.	0.3
4.5

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Financials	20.2
Information Technology	8.9
Consumer Discretionary	7.4
Health Care	6.3
Industrials	5.2

Top Five Bond Issuers as of March 31, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	16.8
Fannie Mae	2.8
Freddie Mac	1.6
Ginnie Mae	1.6
Royal Bank of Scotland Group PLC	0.6
23.4

Quality Diversification (% of fund's net assets)

As of March 31, 2018
U.S. Government and U.S. Government Agency Obligations	23.5%
AAA,AA,A	2.3%
BBB	6.6%
BB and Below	5.8%
Equities*	52.6%
Short-Term Investments and Net Other Assets	9.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Stock Class and Equity Futures*	52.7%
Bond Class	37.1%
Short-Term Class	10.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie chart reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 20.3% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 47.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	19,926,478	$135,699,314
Fidelity Consumer Discretionary Central Fund (a)	1,016,689	312,021,878
Fidelity Consumer Staples Central Fund (a)	905,155	188,697,596
Fidelity Emerging Markets Equity Central Fund (a)	934,780	239,294,224
Fidelity Energy Central Fund (a)	1,342,944	164,174,865
Fidelity Financials Central Fund (a)	5,385,229	567,441,631
Fidelity Health Care Central Fund (a)	1,038,006	417,538,008
Fidelity Industrials Central Fund (a)	1,019,077	296,204,962
Fidelity Information Technology Central Fund (a)	1,687,343	755,980,460
Fidelity International Equity Central Fund (a)	10,550,409	913,137,900
Fidelity Materials Central Fund (a)	353,781	87,309,711
Fidelity Real Estate Equity Central Fund (a)	351,386	35,310,801
Fidelity Telecom Services Central Fund (a)	326,384	55,811,584
Fidelity Utilities Central Fund (a)	502,374	88,568,614
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,535,470,396)		4,257,191,548

Fixed-Income Central Funds - 38.7%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	4,554,380	45,316,081
Fidelity Floating Rate Central Fund (a)	843,001	87,023,019
Fidelity High Income Central Fund 1 (a)	1,441,772	135,858,211

TOTAL HIGH YIELD FIXED-INCOME FUNDS		268,197,311

Investment Grade Fixed-Income Funds - 35.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	3,669,125	367,132,636
Fidelity International Credit Central Fund (a)	540,795	53,565,697
Fidelity Investment Grade Bond Central Fund (a)	26,287,320	2,802,491,177

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,223,189,510

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,337,319,640)		3,491,386,821

Money Market Central Funds - 9.6%
Fidelity Cash Central Fund, 1.72% (b)	275,020,449	275,075,453
Fidelity Money Market Central Fund, 1.97% (b)	449,129,046	449,129,046
Fidelity Securities Lending Cash Central Fund 1.72% (b)(c)	140,008,363	140,036,364
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $864,225,525)		864,240,863
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.69% to 1.76% 6/21/18 (d)
(Cost $5,449,036)	5,470,000	5,449,442
	Shares	Value

Investment Companies - 6.0%
iShares 20+ Year Treasury Bond ETF (e)	1,308,798	$159,542,476
iShares MSCI Japan ETF	1,615,778	98,045,409
iShares S&P 500 Index ETF	1,084,318	287,745,468
TOTAL INVESTMENT COMPANIES
(Cost $523,447,498)		545,333,353
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $7,265,912,095)		9,163,602,027
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(142,516,255)
NET ASSETS - 100%		$9,021,085,772

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,147	June 2018	$114,734,410	$381,693	$381,693

The notional amount of futures sold as a percentage of Net Assets is 1.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,449,442.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,008,630
Fidelity Commodity Strategy Central Fund	691,616
Fidelity Consumer Discretionary Central Fund	16,291,969
Fidelity Consumer Staples Central Fund	16,427,216
Fidelity Emerging Markets Debt Central Fund	1,725,594
Fidelity Emerging Markets Equity Central Fund	13,632,205
Fidelity Energy Central Fund	2,929,576
Fidelity Financials Central Fund	35,805,584
Fidelity Floating Rate Central Fund	2,287,864
Fidelity Health Care Central Fund	13,457,463
Fidelity High Income Central Fund 1	10,243,873
Fidelity Industrials Central Fund	15,445,743
Fidelity Inflation-Protected Bond Index Central Fund	6,285,603
Fidelity Information Technology Central Fund	87,390,986
Fidelity International Credit Central Fund	638,179
Fidelity International Equity Central Fund	35,774,217
Fidelity Investment Grade Bond Central Fund	40,902,772
Fidelity Materials Central Fund	5,377,317
Fidelity Money Market Central Fund	2,983,082
Fidelity Real Estate Equity Central Fund	1,954,940
Fidelity Securities Lending Cash Central Fund	137,785
Fidelity Telecom Services Central Fund	5,541,294
Fidelity Utilities Central Fund	6,058,943
Total	$322,992,451

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$171,081,730	$8,786,990	$53,206,219	$1,099,846	$7,936,967	$135,699,314	23.4%
Fidelity Consumer Discretionary Central Fund	259,939,506	36,648,610	6,554,742	(40,406)	22,028,910	312,021,878	16.1%
Fidelity Consumer Staples Central Fund	183,266,354	31,474,615	5,245,838	(257,091)	(20,540,444)	188,697,596	14.8%
Fidelity Emerging Markets Debt Central Fund	43,993,956	3,819,437	906,757	(23,024)	(1,567,531)	45,316,081	34.2%
Fidelity Emerging Markets Equity Central Fund	239,714,069	37,918,169	49,646,601	2,777,353	8,531,234	239,294,224	32.1%
Fidelity Energy Central Fund	142,776,899	19,780,279	3,369,414	(61,101)	5,048,202	164,174,865	15.3%
Fidelity Financials Central Fund	510,151,833	80,061,112	17,755,448	(172,689)	(4,843,177)	567,441,631	16.4%
Fidelity Floating Rate Central Fund	82,300,945	6,475,658	1,813,513	4,916	55,013	87,023,019	3.9%
Fidelity Health Care Central Fund	364,929,834	57,863,696	8,457,306	(88,178)	3,289,962	417,538,008	15.6%
Fidelity High Income Central Fund 1	168,491,217	18,200,578	39,956,438	(244,960)	(10,632,186)	135,858,211	34.7%
Fidelity Industrials Central Fund	262,491,935	39,137,932	7,557,739	(122,699)	2,255,533	296,204,962	16.2%
Fidelity Inflation-Protected Bond Index Central Fund	307,662,145	93,188,343	27,853,009	192,010	(6,056,853)	367,132,636	32.8%
Fidelity Information Technology Central Fund	626,805,040	153,961,533	19,504,372	(157,275)	(5,124,466)	755,980,460	15.4%
Fidelity International Credit Central Fund	49,972,811	5,542,593	1,088,105	(6,506)	(324,401)	53,565,697	49.5%
Fidelity International Equity Central Fund	993,272,283	86,484,124	159,102,816	8,397,848	(15,913,539)	913,137,900	31.9%
Fidelity Investment Grade Bond Central Fund	2,712,390,982	423,748,031	271,147,170	(5,940,318)	(56,560,348)	2,802,491,177	36.7%
Fidelity Materials Central Fund	85,333,265	12,497,767	5,757,631	1,397,464	(6,161,154)	87,309,711	17.0%
Fidelity Real Estate Equity Central Fund	40,444,401	3,934,254	4,527,423	(199,232)	(4,341,199)	35,310,801	31.6%
Fidelity Telecom Services Central Fund	59,953,338	10,108,655	5,580,786	(42,917)	(8,626,706)	55,811,584	15.2%
Fidelity Utilities Central Fund	83,380,777	12,654,769	3,768,365	13,191	(3,711,758)	88,568,614	16.1%
Total	$7,388,353,320	$1,142,287,145	$692,799,692	$6,526,232	$(95,257,941)	$7,748,578,369

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$4,257,191,548	$4,257,191,548	$--	$--
Fixed-Income Central Funds	3,491,386,821	3,491,386,821	--	--
Money Market Central Funds	864,240,863	864,240,863	--	--
Other Short-Term Investments	5,449,442	--	5,449,442	--
Investment Companies	545,333,353	545,333,353	--	--
Total Investments in Securities:	$9,163,602,027	$9,158,152,585	$5,449,442	$--
Derivative Instruments:
Assets
Futures Contracts	$381,693	$381,693	$--	$--
Total Assets	$381,693	$381,693	$--	$--
Total Derivative Instruments:	$381,693	$381,693	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$381,693	$0
Total Equity Risk	381,693	0
Total Value of Derivatives	$381,693	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.7%
United Kingdom	2.8%
Japan	2.4%
Cayman Islands	1.5%
Netherlands	1.5%
France	1.1%
Germany	1.1%
Canada	1.1%
Others (Individually Less Than 1%)	8.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $137,929,850) — See accompanying schedule: Unaffiliated issuers (cost $528,896,534)	$550,782,795
Fidelity Central Funds (cost $6,737,015,561)	8,612,819,232
Total Investment in Securities (cost $7,265,912,095)		$9,163,602,027
Receivable for investments sold		5,399,172
Receivable for fund shares sold		3,180,371
Distributions receivable from Fidelity Central Funds		410,536
Prepaid expenses		6,745
Other receivables		280,202
Total assets		9,172,879,053
Liabilities
Payable for investments purchased	$14,652
Payable for fund shares redeemed	5,542,961
Accrued management fee	3,711,232
Distribution and service plan fees payable	71,295
Payable for daily variation margin on futures contracts	1,106,855
Other affiliated payables	1,054,542
Other payables and accrued expenses	268,619
Collateral on securities loaned	140,023,125
Total liabilities		151,793,281
Net Assets		$9,021,085,772
Net Assets consist of:
Paid in capital		$7,723,339,445
Undistributed net investment income		20,418,431
Accumulated undistributed net realized gain (loss) on investments		(620,743,729)
Net unrealized appreciation (depreciation) on investments		1,898,071,625
Net Assets		$9,021,085,772
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($80,866,601 ÷ 4,462,621 shares)		$18.12
Maximum offering price per share (100/94.25 of $18.12)		$19.23
Class M:
Net Asset Value and redemption price per share ($39,989,982 ÷ 2,209,518 shares)		$18.10
Maximum offering price per share (100/96.50 of $18.10)		$18.76
Class C:
Net Asset Value and offering price per share ($44,721,292 ÷ 2,488,060 shares)(a)		$17.97
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($8,804,333,603 ÷ 483,892,800 shares)		$18.19
Class I:
Net Asset Value, offering price and redemption price per share ($51,174,294 ÷ 2,817,778 shares)		$18.16

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$6,746,680
Interest		2,668
Income from Fidelity Central Funds		79,082,549
Total income		85,831,897
Expenses
Management fee	$21,870,623
Transfer agent fees	5,451,642
Distribution and service plan fees	417,718
Accounting and security lending fees	767,033
Custodian fees and expenses	2,851
Independent trustees' fees and expenses	16,472
Registration fees	107,065
Audit	17,131
Legal	15,212
Miscellaneous	31,545
Total expenses before reductions	28,697,292
Expense reductions	(112,537)	28,584,755
Net investment income (loss)		57,247,142
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,224,441
Fidelity Central Funds	6,583,441
Capital gain distributions from Fidelity Central Funds	243,909,902
Total net realized gain (loss)		282,717,784
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(10,599,954)
Fidelity Central Funds	(95,331,408)
Futures contracts	381,693
Total change in net unrealized appreciation (depreciation)		(105,549,669)
Net gain (loss)		177,168,115
Net increase (decrease) in net assets resulting from operations		$234,415,257

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,247,142	$110,222,334
Net realized gain (loss)	282,717,784	339,867,195
Change in net unrealized appreciation (depreciation)	(105,549,669)	334,947,102
Net increase (decrease) in net assets resulting from operations	234,415,257	785,036,631
Distributions to shareholders from net investment income	(67,224,707)	(107,453,165)
Distributions to shareholders from net realized gain	(252,763,367)	(39,645,780)
Total distributions	(319,988,074)	(147,098,945)
Share transactions - net increase (decrease)	585,977,188	124,147,432
Total increase (decrease) in net assets	500,404,371	762,085,118
Net Assets
Beginning of period	8,520,681,401	7,758,596,283
End of period	$9,021,085,772	$8,520,681,401
Other Information
Undistributed net investment income end of period	$20,418,431	$30,395,996

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 50% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.29	$16.91	$16.33	$17.99	$17.78	$16.36
Income from Investment Operations
Net investment income (loss)A	.09	.19	.23	.23	.22	.19
Net realized and unrealized gain (loss)	.39	1.46	1.21	(.50)	1.13	1.43
Total from investment operations	.48	1.65	1.44	(.27)	1.35	1.62
Distributions from net investment income	(.11)	(.18)	(.25)	(.22)	(.23)	(.19)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.65)B	(.27)	(.86)C	(1.39)	(1.14)	(.20)D
Net asset value, end of period	$18.12	$18.29	$16.91	$16.33	$17.99	$17.78
Total ReturnE,F,G	2.60%	9.90%	9.19%	(1.70)%	7.96%	10.01%
Ratios to Average Net AssetsH,I
Expenses before reductions	.95%J	.96%	.96%	.96%	.95%	.99%
Expenses net of fee waivers, if any	.94%J	.96%	.96%	.96%	.95%	.99%
Expenses net of all reductions	.94%J	.95%	.96%	.95%	.95%	.98%
Net investment income (loss)	.99%J	1.08%	1.42%	1.34%	1.24%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$80,867	$75,623	$77,724	$70,616	$72,246	$74,128
Portfolio turnover rateK	22%J	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.532 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.616 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.27	$16.90	$16.31	$17.97	$17.76	$16.34
Income from Investment Operations
Net investment income (loss)A	.07	.14	.19	.19	.17	.15
Net realized and unrealized gain (loss)	.38	1.46	1.22	(.51)	1.14	1.43
Total from investment operations	.45	1.60	1.41	(.32)	1.31	1.58
Distributions from net investment income	(.09)	(.14)	(.20)	(.17)	(.19)	(.15)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.62)	(.23)	(.82)	(1.34)	(1.10)	(.16)B
Net asset value, end of period	$18.10	$18.27	$16.90	$16.31	$17.97	$17.76
Total ReturnC,D,E	2.48%	9.57%	8.97%	(1.98)%	7.69%	9.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.19%H	1.21%	1.22%	1.22%	1.22%	1.24%
Expenses net of fee waivers, if any	1.19%H	1.21%	1.22%	1.22%	1.22%	1.24%
Expenses net of all reductions	1.19%H	1.21%	1.22%	1.22%	1.22%	1.22%
Net investment income (loss)	.74%H	.83%	1.15%	1.07%	.97%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$39,990	$36,209	$32,431	$30,381	$32,372	$28,826
Portfolio turnover rateI	22%H	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.15	$16.79	$16.21	$17.88	$17.68	$16.27
Income from Investment Operations
Net investment income (loss)A	.02	.05	.11	.10	.08	.06
Net realized and unrealized gain (loss)	.38	1.46	1.21	(.52)	1.13	1.43
Total from investment operations	.40	1.51	1.32	(.42)	1.21	1.49
Distributions from net investment income	(.05)	(.06)	(.12)	(.08)	(.10)	(.07)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.58)	(.15)	(.74)	(1.25)	(1.01)	(.08)B
Net asset value, end of period	$17.97	$18.15	$16.79	$16.21	$17.88	$17.68
Total ReturnC,D,E	2.18%	9.07%	8.42%	(2.52)%	7.16%	9.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.70%H	1.72%	1.72%	1.72%	1.72%	1.74%
Expenses net of fee waivers, if any	1.70%H	1.72%	1.72%	1.72%	1.72%	1.74%
Expenses net of all reductions	1.70%H	1.71%	1.72%	1.72%	1.72%	1.73%
Net investment income (loss)	.23%H	.32%	.66%	.57%	.47%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$44,721	$41,900	$42,706	$42,095	$38,792	$31,204
Portfolio turnover rateI	22%H	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.37	$16.98	$16.39	$18.06	$17.84	$16.41
Income from Investment Operations
Net investment income (loss)A	.12	.24	.28	.29	.28	.24
Net realized and unrealized gain (loss)	.38	1.47	1.22	(.52)	1.14	1.44
Total from investment operations	.50	1.71	1.50	(.23)	1.42	1.68
Distributions from net investment income	(.14)	(.24)	(.30)	(.27)	(.29)	(.24)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.68)B	(.32)C	(.91)D	(1.44)	(1.20)	(.25)E
Net asset value, end of period	$18.19	$18.37	$16.98	$16.39	$18.06	$17.84
Total ReturnF,G	2.70%	10.26%	9.56%	(1.45)%	8.33%	10.38%
Ratios to Average Net AssetsH,I
Expenses before reductions	.63%J	.65%	.65%	.66%	.66%	.68%
Expenses net of fee waivers, if any	.63%J	.64%	.65%	.66%	.66%	.67%
Expenses net of all reductions	.63%J	.64%	.65%	.65%	.66%	.66%
Net investment income (loss)	1.30%J	1.39%	1.72%	1.63%	1.53%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$8,804,334	$8,324,452	$7,566,062	$7,504,374	$7,956,041	$7,384,756
Portfolio turnover rateK	22%J	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.68 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.532 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.087 per share.

 D Total distributions of $.91 per share is comprised of distributions from net investment income of $.297 and distributions from net realized gain of $.616 per share.

 E Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.33	$16.95	$16.36	$18.03	$17.81	$16.39
Income from Investment Operations
Net investment income (loss)A	.12	.24	.27	.28	.27	.24
Net realized and unrealized gain (loss)	.38	1.46	1.23	(.52)	1.14	1.43
Total from investment operations	.50	1.70	1.50	(.24)	1.41	1.67
Distributions from net investment income	(.14)	(.23)	(.29)	(.26)	(.28)	(.23)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.67)	(.32)	(.91)	(1.43)	(1.19)	(.25)
Net asset value, end of period	$18.16	$18.33	$16.95	$16.36	$18.03	$17.81
Total ReturnB,C	2.75%	10.17%	9.53%	(1.50)%	8.29%	10.28%
Ratios to Average Net AssetsD,E
Expenses before reductions	.67%F	.68%	.70%	.70%	.71%	.72%
Expenses net of fee waivers, if any	.67%F	.68%	.70%	.70%	.71%	.72%
Expenses net of all reductions	.67%F	.68%	.70%	.69%	.71%	.71%
Net investment income (loss)	1.26%F	1.35%	1.68%	1.59%	1.48%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$51,174	$42,497	$39,673	$33,434	$33,575	$21,429
Portfolio turnover rateG	22%F	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Microsoft Corp.	1.3
Amazon.com, Inc.	0.9
UnitedHealth Group, Inc.	0.5
Bank of America Corp.	0.5
NVIDIA Corp.	0.5
Tesla, Inc.	0.5
Alibaba Group Holding Ltd. sponsored ADR	0.5
JPMorgan Chase & Co.	0.4
Berkshire Hathaway, Inc. Class B	0.4
Becton, Dickinson & Co.	0.4
5.9

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Financials	17.9
Information Technology	10.8
Consumer Discretionary	8.5
Health Care	7.3
Industrials	6.0

Quality Diversification (% of fund's net assets)

As of March 31, 2018
U.S. Government and U.S. Government Agency Obligations	20.3%
AAA,AA,A	1.7%
BBB	5.7%
BB and Below	4.9%
Equities*	62.2%
Short-Term Investments and Net Other Assets	5.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Stock Class and Equity Futures*	62.1%
Bond Class	31.7%
Short-Term Class	6.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.6%

Asset allocations in the pie chart reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 23.0% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 56.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	5,387,937	$36,691,851
Fidelity Consumer Discretionary Central Fund (a)	314,283	96,453,318
Fidelity Consumer Staples Central Fund (a)	277,513	57,853,191
Fidelity Emerging Markets Equity Central Fund (a)	297,288	76,102,743
Fidelity Energy Central Fund (a)	409,571	50,070,036
Fidelity Financials Central Fund (a)	1,647,115	173,556,485
Fidelity Health Care Central Fund (a)	316,833	127,445,922
Fidelity Industrials Central Fund (a)	311,649	90,583,949
Fidelity Information Technology Central Fund (a)	521,007	233,426,876
Fidelity International Equity Central Fund (a)	3,113,691	269,489,953
Fidelity Materials Central Fund (a)	107,423	26,510,908
Fidelity Real Estate Equity Central Fund (a)	90,666	9,111,002
Fidelity Telecom Services Central Fund (a)	99,695	17,047,780
Fidelity Utilities Central Fund (a)	152,935	26,962,423
TOTAL EQUITY CENTRAL FUNDS
(Cost $891,037,295)		1,291,306,437

Fixed-Income Central Funds - 33.1%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	1,116,918	11,113,331
Fidelity Floating Rate Central Fund (a)	211,767	21,860,727
Fidelity High Income Central Fund 1 (a)	363,589	34,260,981

TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,235,039

Investment Grade Fixed-Income Funds - 30.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	924,004	92,455,796
Fidelity Investment Grade Bond Central Fund (a)	5,546,805	591,344,834

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		683,800,630

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $743,331,531)		751,035,669

Money Market Central Funds - 4.1%
Fidelity Cash Central Fund, 1.72% (b)	50,099,279	50,109,299
Fidelity Money Market Central Fund, 1.97% (b)	43,053,770	43,053,770
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $93,163,071)		93,163,069
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.69% to 1.76% 6/21/18 (c)
(Cost $1,085,855)	1,090,000	1,085,903
	Shares	Value

Investment Companies - 5.9%
iShares 20+ Year Treasury Bond ETF	303,843	$37,038,462
iShares MSCI Japan ETF	451,858	27,418,743
iShares S&P 500 Index ETF	259,005	68,732,157
TOTAL INVESTMENT COMPANIES
(Cost $128,491,476)		133,189,362
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,857,109,228)		2,269,780,440
NET OTHER ASSETS (LIABILITIES) - 0.0%		(561,653)
NET ASSETS - 100%		$2,269,218,787

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	226	June 2018	$22,606,780	$77,380	$77,380

The notional amount of futures sold as a percentage of Net Assets is 1.0%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,085,903.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$160,927
Fidelity Commodity Strategy Central Fund	161,570
Fidelity Consumer Discretionary Central Fund	4,739,376
Fidelity Consumer Staples Central Fund	4,794,689
Fidelity Emerging Markets Debt Central Fund	403,128
Fidelity Emerging Markets Equity Central Fund	3,778,225
Fidelity Energy Central Fund	852,244
Fidelity Financials Central Fund	10,427,608
Fidelity Floating Rate Central Fund	549,354
Fidelity Health Care Central Fund	3,921,538
Fidelity High Income Central Fund 1	2,412,461
Fidelity Industrials Central Fund	4,492,588
Fidelity Inflation-Protected Bond Index Central Fund	1,481,282
Fidelity Information Technology Central Fund	25,562,533
Fidelity International Equity Central Fund	10,096,795
Fidelity Investment Grade Bond Central Fund	8,336,341
Fidelity Materials Central Fund	1,554,422
Fidelity Money Market Central Fund	110,847
Fidelity Real Estate Equity Central Fund	461,612
Fidelity Telecom Services Central Fund	1,610,915
Fidelity Utilities Central Fund	1,754,521
Total	$87,662,976

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$39,273,627	$5,589,716	$10,266,820	$137,415	$1,957,913	$36,691,851	6.3%
Fidelity Consumer Discretionary Central Fund	73,580,418	18,566,052	1,945,759	(26,149)	6,278,756	96,453,318	5.0%
Fidelity Consumer Staples Central Fund	51,770,881	13,542,602	1,213,225	(67,765)	(6,179,302)	57,853,191	4.6%
Fidelity Emerging Markets Debt Central Fund	9,926,013	1,783,919	222,008	(4,320)	(370,273)	11,113,331	8.4%
Fidelity Emerging Markets Equity Central Fund	64,651,508	17,363,382	8,803,565	83,524	2,807,894	76,102,743	10.2%
Fidelity Energy Central Fund	40,429,915	9,363,750	1,015,278	(27,039)	1,318,688	50,070,036	4.7%
Fidelity Financials Central Fund	144,318,936	35,717,822	4,600,384	(104,363)	(1,775,526)	173,556,485	5.0%
Fidelity Floating Rate Central Fund	18,979,055	3,310,938	444,016	(291)	15,041	21,860,727	1.0%
Fidelity Health Care Central Fund	103,297,465	25,695,281	2,577,854	(32,335)	1,063,365	127,445,922	4.8%
Fidelity High Income Central Fund 1	38,591,543	7,687,775	9,431,383	(200,898)	(2,386,056)	34,260,981	8.7%
Fidelity Industrials Central Fund	74,371,046	17,980,916	2,180,688	(49,597)	462,272	90,583,949	5.0%
Fidelity Inflation-Protected Bond Index Central Fund	70,641,718	29,781,586	6,581,407	(14,407)	(1,371,694)	92,455,796	8.3%
Fidelity Information Technology Central Fund	179,035,884	61,749,653	5,814,306	(56,763)	(1,487,592)	233,426,876	4.8%
Fidelity International Equity Central Fund	270,773,437	49,961,751	48,758,145	390,299	(2,877,389)	269,489,953	9.4%
Fidelity Investment Grade Bond Central Fund	529,924,557	125,773,337	51,438,797	(1,152,055)	(11,762,208)	591,344,834	7.8%
Fidelity Materials Central Fund	24,104,062	5,600,529	1,698,937	26,463	(1,521,209)	26,510,908	5.2%
Fidelity Real Estate Equity Central Fund	9,323,063	1,757,625	859,990	(66,201)	(1,043,495)	9,111,002	8.2%
Fidelity Telecom Services Central Fund	16,978,997	4,223,149	1,583,813	(104,822)	(2,465,731)	17,047,780	4.6%
Fidelity Utilities Central Fund	23,659,850	5,561,109	1,198,442	1,088	(1,061,182)	26,962,423	4.9%
Total	$1,783,631,975	$441,010,892	$160,634,817	$(1,268,216)	$(20,397,728)	$2,042,342,106

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,291,306,437	$1,291,306,437	$--	$--
Fixed-Income Central Funds	751,035,669	751,035,669	--	--
Money Market Central Funds	93,163,069	93,163,069	--	--
Other Short-Term Investments	1,085,903	--	1,085,903	--
Investment Companies	133,189,362	133,189,362	--	--
Total Investments in Securities:	$2,269,780,440	$2,268,694,537	$1,085,903	$--
Derivative Instruments:
Assets
Futures Contracts	$77,380	$77,380	$--	$--
Total Assets	$77,380	$77,380	$--	$--
Total Derivative Instruments:	$77,380	$77,380	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$77,380	$0
Total Equity Risk	77,380	0
Total Value of Derivatives	$77,380	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.0%
United Kingdom	2.9%
Japan	2.7%
Cayman Islands	1.8%
Netherlands	1.5%
France	1.3%
Germany	1.3%
Canada	1.2%
Others (Individually Less Than 1%)	10.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $129,577,331)	$134,275,265
Fidelity Central Funds (cost $1,727,531,897)	2,135,505,175
Total Investment in Securities (cost $1,857,109,228)		$2,269,780,440
Receivable for investments sold		955,286
Receivable for fund shares sold		2,139,266
Distributions receivable from Fidelity Central Funds		75,098
Prepaid expenses		1,540
Other receivables		7,329
Total assets		2,272,958,959
Liabilities
Payable for investments purchased	$1,377,945
Payable for fund shares redeemed	707,017
Accrued management fee	1,025,941
Transfer agent fee payable	209,898
Distribution and service plan fees payable	55,619
Payable for daily variation margin on futures contracts	218,090
Other affiliated payables	72,796
Other payables and accrued expenses	72,866
Total liabilities		3,740,172
Net Assets		$2,269,218,787
Net Assets consist of:
Paid in capital		$1,935,239,789
Undistributed net investment income		3,698,586
Accumulated undistributed net realized gain (loss) on investments		(82,468,180)
Net unrealized appreciation (depreciation) on investments		412,748,592
Net Assets		$2,269,218,787
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($64,043,786 ÷ 5,132,137 shares)		$12.48
Maximum offering price per share (100/94.25 of $12.48)		$13.24
Class M:
Net Asset Value and redemption price per share ($22,539,849 ÷ 1,815,125 shares)		$12.42
Maximum offering price per share (100/96.50 of $12.42)		$12.87
Class C:
Net Asset Value and offering price per share ($38,797,715 ÷ 3,159,237 shares)(a)		$12.28
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($2,115,508,265 ÷ 168,960,235 shares)		$12.52
Class I:
Net Asset Value, offering price and redemption price per share ($28,329,172 ÷ 2,261,209 shares)		$12.53

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$1,689,358
Interest		518
Income from Fidelity Central Funds		17,924,518
Total income		19,614,394
Expenses
Management fee	$5,827,138
Transfer agent fees	1,198,903
Distribution and service plan fees	327,037
Accounting fees and expenses	414,949
Custodian fees and expenses	818
Independent trustees' fees and expenses	3,879
Registration fees	109,937
Audit	21,331
Legal	3,398
Interest	1,510
Miscellaneous	7,418
Total expenses before reductions	7,916,318
Expense reductions	(26,711)	7,889,607
Net investment income (loss)		11,724,787
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,149,037
Fidelity Central Funds	(1,260,005)
Capital gain distributions from Fidelity Central Funds	69,738,458
Total net realized gain (loss)		77,627,490
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,171,851)
Fidelity Central Funds	(20,406,413)
Futures contracts	77,380
Total change in net unrealized appreciation (depreciation)		(24,500,884)
Net gain (loss)		53,126,606
Net increase (decrease) in net assets resulting from operations		$64,851,393

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,724,787	$22,211,037
Net realized gain (loss)	77,627,490	33,125,310
Change in net unrealized appreciation (depreciation)	(24,500,884)	151,426,241
Net increase (decrease) in net assets resulting from operations	64,851,393	206,762,588
Distributions to shareholders from net investment income	(23,754,773)	(21,450,594)
Distributions to shareholders from net realized gain	(36,844,597)	(3,176,374)
Total distributions	(60,599,370)	(24,626,968)
Share transactions - net increase (decrease)	300,225,627	227,624,955
Total increase (decrease) in net assets	304,477,650	409,760,575
Net Assets
Beginning of period	1,964,741,137	1,554,980,562
End of period	$2,269,218,787	$1,964,741,137
Other Information
Undistributed net investment income end of period	$3,698,586	$15,728,572

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 60% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$11.24	$10.60	$11.53	$11.17	$10.16
Income from Investment Operations
Net investment income (loss)A	.05	.11	.14	.14	.12	.11
Net realized and unrealized gain (loss)	.34	1.21	.90	(.39)	.83	1.10
Total from investment operations	.39	1.32	1.04	(.25)	.95	1.21
Distributions from net investment income	(.11)	(.12)	(.15)	(.12)	(.09)	(.09)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.33)	(.14)	(.40)	(.68)	(.59)	(.20)
Net asset value, end of period	$12.48	$12.42	$11.24	$10.60	$11.53	$11.17
Total ReturnB,C,D	3.16%	11.86%	10.10%	(2.36)%	8.87%	12.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.02%G	1.03%	1.03%	1.04%	1.03%	1.06%
Expenses net of fee waivers, if any	1.02%G	1.03%	1.03%	1.03%	1.03%	1.06%
Expenses net of all reductions	1.01%G	1.02%	1.03%	1.03%	1.03%	1.05%
Net investment income (loss)	.81%G	.98%	1.30%	1.20%	1.08%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$64,044	$59,049	$59,027	$53,879	$53,382	$41,926
Portfolio turnover rateH	22%G	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.34	$11.17	$10.55	$11.48	$11.12	$10.12
Income from Investment Operations
Net investment income (loss)A	.04	.09	.11	.11	.09	.08
Net realized and unrealized gain (loss)	.35	1.19	.88	(.39)	.84	1.09
Total from investment operations	.39	1.28	.99	(.28)	.93	1.17
Distributions from net investment income	(.08)	(.09)	(.13)	(.09)	(.07)	(.06)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.31)B	(.11)	(.37)C	(.65)	(.57)	(.17)
Net asset value, end of period	$12.42	$12.34	$11.17	$10.55	$11.48	$11.12
Total ReturnD,E,F	3.12%	11.58%	9.68%	(2.63)%	8.66%	11.78%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.26%I	1.28%	1.29%	1.29%	1.30%	1.32%
Expenses net of fee waivers, if any	1.26%I	1.28%	1.29%	1.29%	1.30%	1.32%
Expenses net of all reductions	1.26%I	1.27%	1.28%	1.28%	1.30%	1.31%
Net investment income (loss)	.56%I	.73%	1.04%	.94%	.81%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$22,540	$20,860	$16,763	$16,210	$14,759	$13,639
Portfolio turnover rateJ	22%I	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.31 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.223 per share.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.247 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.18	$11.04	$10.42	$11.35	$11.04	$10.06
Income from Investment Operations
Net investment income (loss)A	–B	.03	.06	.05	.04	.02
Net realized and unrealized gain (loss)	.35	1.17	.88	(.38)	.81	1.10
Total from investment operations	.35	1.20	.94	(.33)	.85	1.12
Distributions from net investment income	(.02)	(.04)	(.08)	(.04)	(.04)	(.02)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.25)C	(.06)	(.32)D	(.60)	(.54)	(.14)E
Net asset value, end of period	$12.28	$12.18	$11.04	$10.42	$11.35	$11.04
Total ReturnF,G,H	2.83%	10.94%	9.27%	(3.08)%	7.98%	11.24%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.77%K	1.78%	1.78%	1.80%	1.80%	1.84%
Expenses net of fee waivers, if any	1.77%K	1.78%	1.78%	1.79%	1.80%	1.84%
Expenses net of all reductions	1.77%K	1.78%	1.78%	1.79%	1.80%	1.83%
Net investment income (loss)	.06%K	.23%	.54%	.44%	.31%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$38,798	$37,384	$34,037	$30,147	$25,867	$18,390
Portfolio turnover rateL	22%K	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.223 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.247 per share.

 E Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$11.29	$10.66	$11.59	$11.22	$10.21
Income from Investment Operations
Net investment income (loss)A	.07	.15	.17	.17	.16	.14
Net realized and unrealized gain (loss)	.35	1.21	.90	(.39)	.84	1.10
Total from investment operations	.42	1.36	1.07	(.22)	1.00	1.24
Distributions from net investment income	(.15)	(.15)	(.19)	(.16)	(.13)	(.12)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.37)	(.18)B	(.44)	(.71)C	(.63)	(.23)
Net asset value, end of period	$12.52	$12.47	$11.29	$10.66	$11.59	$11.22
Total ReturnD,E	3.38%	12.19%	10.31%	(2.03)%	9.26%	12.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%H	.71%	.71%	.72%	.72%	.74%
Expenses net of fee waivers, if any	.70%H	.71%	.71%	.72%	.72%	.74%
Expenses net of all reductions	.70%H	.71%	.71%	.71%	.72%	.73%
Net investment income (loss)	1.12%H	1.30%	1.61%	1.51%	1.39%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$2,115,508	$1,821,025	$1,426,502	$1,275,181	$1,187,056	$850,361
Portfolio turnover rateI	22%H	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.022 per share.

 C Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.48	$11.30	$10.66	$11.59	$11.22	$10.21
Income from Investment Operations
Net investment income (loss)A	.07	.15	.17	.17	.15	.13
Net realized and unrealized gain (loss)	.35	1.20	.90	(.39)	.83	1.10
Total from investment operations	.42	1.35	1.07	(.22)	.98	1.23
Distributions from net investment income	(.14)	(.15)	(.18)	(.15)	(.11)	(.11)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.37)B	(.17)	(.43)	(.71)	(.61)	(.22)
Net asset value, end of period	$12.53	$12.48	$11.30	$10.66	$11.59	$11.22
Total ReturnC,D	3.33%	12.16%	10.37%	(2.08)%	9.15%	12.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.75%	.75%	.76%	.78%	.82%
Expenses net of fee waivers, if any	.74%G	.74%	.74%	.76%	.78%	.82%
Expenses net of all reductions	.73%G	.74%	.74%	.75%	.78%	.81%
Net investment income (loss)	1.09%G	1.26%	1.58%	1.47%	1.33%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$28,329	$26,423	$18,651	$15,574	$14,122	$8,540
Portfolio turnover rateH	22%G	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.223 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Microsoft Corp.	1.5
Amazon.com, Inc.	1.0
UnitedHealth Group, Inc.	0.6
Bank of America Corp.	0.6
NVIDIA Corp.	0.5
Tesla, Inc.	0.5
Alibaba Group Holding Ltd. sponsored ADR	0.5
JPMorgan Chase & Co.	0.5
Berkshire Hathaway, Inc. Class B	0.4
Becton, Dickinson & Co.	0.4
6.5

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Financials	18.1
Information Technology	12.7
Consumer Discretionary	9.2
Health Care	8.4
Industrials	7.0

Quality Diversification (% of fund's net assets)

As of March 31, 2018
U.S. Government and U.S. Government Agency Obligations	13.9%
AAA,AA,A	1.2%
BBB	3.3%
BB and Below	4.2%
Equities*	72.1%
Short-Term Investments and Net Other Assets	5.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Stock Class and Equity Futures*	72.3%
Bond Class	22.0%
Short-Term Class	5.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.7%

Asset allocations in the pie chart reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 25.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 66.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	13,430,900	$91,464,427
Fidelity Consumer Discretionary Central Fund(a)	861,485	264,389,817
Fidelity Consumer Staples Central Fund (a)	764,938	159,466,555
Fidelity Emerging Markets Equity Central Fund (a)	785,741	201,141,948
Fidelity Energy Central Fund (a)	1,131,063	138,272,426
Fidelity Financials Central Fund (a)	4,550,419	479,477,665
Fidelity Health Care Central Fund (a)	875,886	352,325,296
Fidelity Industrials Central Fund (a)	859,417	249,798,100
Fidelity Information Technology Central Fund (a)	1,437,830	644,190,898
Fidelity International Equity Central Fund(a)	8,640,026	747,794,283
Fidelity Materials Central Fund (a)	297,224	73,351,924
Fidelity Real Estate Equity Central Fund (a)	208,667	20,968,917
Fidelity Telecom Services Central Fund (a)	274,394	46,921,446
Fidelity Utilities Central Fund (a)	422,963	74,568,413
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,216,558,779)		3,544,132,115

Fixed-Income Central Funds - 22.9%
High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund(a)	2,539,786	25,270,866
Fidelity Floating Rate Central Fund (a)	482,820	49,841,459
Fidelity High Income Central Fund 1 (a)	853,796	80,453,237

TOTAL HIGH YIELD FIXED-INCOME FUNDS		155,565,562

Investment Grade Fixed-Income Funds - 20.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,170,908	217,221,089
Fidelity Investment Grade Bond Central Fund (a)	7,907,250	842,991,885

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,060,212,974

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,191,118,855)		1,215,778,536

Money Market Central Funds - 4.0%
Fidelity Cash Central Fund, 1.72% (b)	109,614,066	109,635,989
Fidelity Money Market Central Fund, 1.97% (b)	98,075,376	98,075,376
Fidelity Securities Lending Cash Central Fund 1.72% (b)(c)	1,924,582	1,924,967
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $209,636,137)		209,636,332
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.69% 4/26/18 to 6/21/18 (d)
(Cost $2,730,732)	2,740,000	2,730,755
	Shares	Value

Investment Companies - 6.3%
iShares 20+ Year Treasury Bond ETF (e)	746,062	$90,944,958
iShares Core MSCI Emerging Markets ETF	244,445	14,275,588
iShares MSCI Japan ETF	1,239,742	75,227,545
iShares S&P 500 Index ETF	587,940	156,021,638
TOTAL INVESTMENT COMPANIES
(Cost $320,177,790)		336,469,729
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,940,222,293)		5,308,747,467
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,301,434)
NET ASSETS - 100%		$5,305,446,033

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	572	June 2018	$57,217,160	$194,038	$194,038

The notional amount of futures sold as a percentage of Net Assets is 1.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,730,755.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$422,199
Fidelity Commodity Strategy Central Fund	401,207
Fidelity Consumer Discretionary Central Fund	13,943,817
Fidelity Consumer Staples Central Fund	14,068,043
Fidelity Emerging Markets Debt Central Fund	970,325
Fidelity Emerging Markets Equity Central Fund	10,334,355
Fidelity Energy Central Fund	2,497,261
Fidelity Financials Central Fund	30,665,890
Fidelity Floating Rate Central Fund	1,320,883
Fidelity Health Care Central Fund	11,504,252
Fidelity High Income Central Fund 1	5,988,690
Fidelity Industrials Central Fund	13,208,856
Fidelity Inflation-Protected Bond Index Central Fund	3,653,927
Fidelity Information Technology Central Fund	75,036,814
Fidelity International Equity Central Fund	28,807,776
Fidelity Investment Grade Bond Central Fund	12,669,288
Fidelity Materials Central Fund	4,575,557
Fidelity Money Market Central Fund	163,848
Fidelity Real Estate Equity Central Fund	1,121,141
Fidelity Securities Lending Cash Central Fund	25,960
Fidelity Telecom Services Central Fund	4,723,560
Fidelity Utilities Central Fund	5,167,789
Total	$241,271,438

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$99,518,711	$7,170,923	$20,442,807	$298,851	$4,918,749	$91,464,427	15.7%
Fidelity Consumer Discretionary Central Fund	222,179,462	34,788,129	11,381,840	37,433	18,766,633	264,389,817	13.6%
Fidelity Consumer Staples Central Fund	156,472,126	27,976,943	7,385,865	(328,563)	(17,268,086)	159,466,555	12.5%
Fidelity Emerging Markets Debt Central Fund	24,862,036	2,420,911	1,120,788	(25,165)	(866,128)	25,270,866	19.0%
Fidelity Emerging Markets Equity Central Fund	183,317,554	30,108,668	20,278,676	370,581	7,623,821	201,141,948	26.9%
Fidelity Energy Central Fund	122,409,387	17,541,487	6,181,662	91,628	4,411,586	138,272,426	12.9%
Fidelity Financials Central Fund	435,947,851	71,390,110	23,784,802	(152,875)	(3,922,619)	479,477,665	13.9%
Fidelity Floating Rate Central Fund	47,824,846	4,222,096	2,241,574	(14,753)	50,844	49,841,459	2.2%
Fidelity Health Care Central Fund	312,293,194	52,452,727	15,214,214	45,627	2,747,962	352,325,296	13.2%
Fidelity High Income Central Fund 1	98,253,829	17,538,474	28,964,811	(682,382)	(5,691,873)	80,453,237	20.5%
Fidelity Industrials Central Fund	225,325,355	35,029,851	12,559,547	5,485	1,996,956	249,798,100	13.7%
Fidelity Inflation-Protected Bond Index Central Fund	179,198,716	61,933,520	20,496,844	(1,908)	(3,412,395)	217,221,089	19.4%
Fidelity Information Technology Central Fund	544,716,177	140,445,268	36,381,333	4,939,510	(9,528,724)	644,190,898	13.2%
Fidelity International Equity Central Fund	789,557,313	77,141,062	112,491,134	6,016,468	(12,429,426)	747,794,283	26.1%
Fidelity Investment Grade Bond Central Fund	859,263,235	139,595,756	136,444,223	(2,263,934)	(17,158,949)	842,991,885	11.0%
Fidelity Materials Central Fund	72,833,814	11,190,227	6,714,818	933,296	(4,890,595)	73,351,924	14.3%
Fidelity Real Estate Equity Central Fund	23,257,590	2,517,820	2,172,973	(101,431)	(2,532,089)	20,968,917	18.8%
Fidelity Telecom Services Central Fund	51,481,307	8,958,099	6,182,363	468,676	(7,804,273)	46,921,446	12.8%
Fidelity Utilities Central Fund	71,429,106	11,329,082	5,017,915	231,062	(3,402,922)	74,568,413	13.6%
Total	$4,520,141,609	$753,751,153	$475,458,189	$9,867,606	$(48,391,528)	$4,759,910,651

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,544,132,115	$3,544,132,115	$--	$--
Fixed-Income Central Funds	1,215,778,536	1,215,778,536	--	--
Money Market Central Funds	209,636,332	209,636,332	--	--
Other Short-Term Investments	2,730,755	--	2,730,755	--
Investment Companies	336,469,729	336,469,729	--	--
Total Investments in Securities:	$5,308,747,467	$5,306,016,712	$2,730,755	$--
Derivative Instruments:
Assets
Futures Contracts	$194,038	$194,038	$--	$--
Total Assets	$194,038	$194,038	$--	$--
Total Derivative Instruments:	$194,038	$194,038	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$194,038	$0
Total Equity Risk	194,038	0
Total Value of Derivatives	$194,038	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.6%
Japan	3.3%
United Kingdom	3.2%
Cayman Islands	2.0%
France	1.5%
Netherlands	1.5%
Germany	1.5%
Canada	1.3%
Switzerland	1.2%
Taiwan	1.0%
Others (Individually Less Than 1%)	8.9%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,889,450) — See accompanying schedule: Unaffiliated issuers (cost $322,908,522)	$339,200,484
Fidelity Central Funds (cost $3,617,313,771)	4,969,546,983
Total Investment in Securities (cost $3,940,222,293)		$5,308,747,467
Receivable for investments sold		2,244,136
Receivable for fund shares sold		2,484,066
Distributions receivable from Fidelity Central Funds		171,526
Prepaid expenses		3,973
Other receivables		77,778
Total assets		5,313,728,946
Liabilities
Payable for investments purchased	$259,744
Payable for fund shares redeemed	2,285,686
Accrued management fee	2,415,661
Transfer agent fee payable	547,665
Distribution and service plan fees payable	108,242
Payable for daily variation margin on futures contracts	551,980
Other affiliated payables	115,116
Other payables and accrued expenses	80,694
Collateral on securities loaned	1,918,125
Total liabilities		8,282,913
Net Assets		$5,305,446,033
Net Assets consist of:
Paid in capital		$4,229,900,007
Undistributed net investment income		5,795,567
Accumulated undistributed net realized gain (loss) on investments		(298,968,753)
Net unrealized appreciation (depreciation) on investments		1,368,719,212
Net Assets		$5,305,446,033
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($151,465,961 ÷ 6,777,827 shares)		$22.35
Maximum offering price per share (100/94.25 of $22.35)		$23.71
Class M:
Net Asset Value and redemption price per share ($58,859,793 ÷ 2,633,747 shares)		$22.35
Maximum offering price per share (100/96.50 of $22.35)		$23.16
Class C:
Net Asset Value and offering price per share ($61,412,141 ÷ 2,761,840 shares)(a)		$22.24
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($4,955,858,317 ÷ 221,469,953 shares)		$22.38
Class I:
Net Asset Value, offering price and redemption price per share ($77,849,821 ÷ 3,478,304 shares)		$22.38

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$4,912,929
Interest		3,319
Income from Fidelity Central Funds		39,433,885
Total income		44,350,133
Expenses
Management fee	$14,247,692
Transfer agent fees	3,227,720
Distribution and service plan fees	640,546
Accounting and security lending fees	690,746
Custodian fees and expenses	2,311
Independent trustees' fees and expenses	9,661
Registration fees	77,235
Audit	17,131
Legal	9,635
Interest	3,047
Miscellaneous	18,670
Total expenses before reductions	18,944,394
Expense reductions	(74,589)	18,869,805
Net investment income (loss)		25,480,328
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,745,757
Fidelity Central Funds	9,895,015
Futures contracts	475,152
Capital gain distributions from Fidelity Central Funds	201,837,553
Total net realized gain (loss)		241,953,477
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(10,774,519)
Fidelity Central Funds	(48,412,926)
Futures contracts	194,038
Total change in net unrealized appreciation (depreciation)		(58,993,407)
Net gain (loss)		182,960,070
Net increase (decrease) in net assets resulting from operations		$208,440,398

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,480,328	$54,125,891
Net realized gain (loss)	241,953,477	142,385,780
Change in net unrealized appreciation (depreciation)	(58,993,407)	422,604,357
Net increase (decrease) in net assets resulting from operations	208,440,398	619,116,028
Distributions to shareholders from net investment income	(57,952,363)	(54,427,264)
Distributions to shareholders from net realized gain	(140,405,075)	(8,449,917)
Total distributions	(198,357,438)	(62,877,181)
Share transactions - net increase (decrease)	283,251,169	165,309,125
Total increase (decrease) in net assets	293,334,129	721,547,972
Net Assets
Beginning of period	5,012,111,904	4,290,563,932
End of period	$5,305,446,033	$5,012,111,904
Other Information
Undistributed net investment income end of period	$5,795,567	$38,267,602

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 70% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.26	$19.78	$18.84	$21.24	$19.60	$17.33
Income from Investment Operations
Net investment income (loss)A	.08	.19	.22	.22	.21	.18
Net realized and unrealized gain (loss)	.82	2.53	1.70	(.80)	1.67	2.31
Total from investment operations	.90	2.72	1.92	(.58)	1.88	2.49
Distributions from net investment income	(.19)	(.20)	(.25)	(.22)	(.16)	(.19)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.81)	(.24)	(.98)	(1.82)	(.24)B	(.22)
Net asset value, end of period	$22.35	$22.26	$19.78	$18.84	$21.24	$19.60
Total ReturnC,D,E	4.02%	13.89%	10.57%	(2.96)%	9.65%	14.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.02%	1.02%	1.03%	1.03%	1.06%
Expenses net of fee waivers, if any	1.00%H	1.01%	1.02%	1.03%	1.03%	1.06%
Expenses net of all reductions	1.00%H	1.01%	1.02%	1.02%	1.03%	1.04%
Net investment income (loss)	.69%H	.90%	1.17%	1.07%	1.00%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$151,466	$146,562	$146,585	$134,849	$143,310	$127,865
Portfolio turnover rateI	27%H	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.25	$19.77	$18.82	$21.22	$19.58	$17.30
Income from Investment Operations
Net investment income (loss)A	.05	.13	.17	.17	.15	.13
Net realized and unrealized gain (loss)	.81	2.54	1.70	(.80)	1.67	2.32
Total from investment operations	.86	2.67	1.87	(.63)	1.82	2.45
Distributions from net investment income	(.14)	(.15)	(.20)	(.16)	(.11)	(.14)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.76)	(.19)	(.92)B	(1.77)C	(.18)	(.17)
Net asset value, end of period	$22.35	$22.25	$19.77	$18.82	$21.22	$19.58
Total ReturnD,E,F	3.85%	13.63%	10.31%	(3.25)%	9.38%	14.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.25%I	1.27%	1.28%	1.29%	1.29%	1.32%
Expenses net of fee waivers, if any	1.25%I	1.27%	1.28%	1.28%	1.29%	1.32%
Expenses net of all reductions	1.25%I	1.27%	1.28%	1.28%	1.29%	1.30%
Net investment income (loss)	.44%I	.64%	.91%	.81%	.74%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$58,860	$53,245	$48,149	$46,685	$49,337	$44,421
Portfolio turnover rateJ	27%I	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.726 per share.

 C Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.08	$19.63	$18.69	$21.08	$19.48	$17.23
Income from Investment Operations
Net investment income (loss)A	(.01)	.03	.08	.06	.05	.04
Net realized and unrealized gain (loss)	.81	2.51	1.69	(.78)	1.66	2.31
Total from investment operations	.80	2.54	1.77	(.72)	1.71	2.35
Distributions from net investment income	(.03)	(.05)	(.10)	(.07)	(.04)	(.07)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.64)B	(.09)	(.83)	(1.67)	(.11)	(.10)
Net asset value, end of period	$22.24	$22.08	$19.63	$18.69	$21.08	$19.48
Total ReturnC,D,E	3.63%	13.00%	9.78%	(3.69)%	8.82%	13.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.77%	1.78%	1.79%	1.79%	1.81%
Expenses net of fee waivers, if any	1.75%H	1.77%	1.78%	1.78%	1.79%	1.81%
Expenses net of all reductions	1.75%H	1.77%	1.78%	1.78%	1.78%	1.79%
Net investment income (loss)	(.07)%H	.14%	.41%	.32%	.25%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$61,412	$59,046	$56,605	$52,860	$55,104	$46,498
Portfolio turnover rateI	27%H	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.64 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.615 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.33	$19.84	$18.89	$21.30	$19.66	$17.38
Income from Investment Operations
Net investment income (loss)A	.11	.25	.28	.28	.27	.24
Net realized and unrealized gain (loss)	.82	2.54	1.71	(.80)	1.67	2.32
Total from investment operations	.93	2.79	1.99	(.52)	1.94	2.56
Distributions from net investment income	(.26)	(.26)	(.31)	(.28)	(.23)	(.25)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.88)	(.30)	(1.04)	(1.89)B	(.30)	(.28)
Net asset value, end of period	$22.38	$22.33	$19.84	$18.89	$21.30	$19.66
Total ReturnC,D	4.15%	14.25%	10.97%	(2.69)%	9.98%	14.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G	.71%	.72%	.72%	.73%	.75%
Expenses net of fee waivers, if any	.69%G	.71%	.71%	.72%	.73%	.75%
Expenses net of all reductions	.69%G	.70%	.71%	.71%	.72%	.73%
Net investment income (loss)	1.00%G	1.20%	1.48%	1.38%	1.31%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$4,955,858	$4,673,798	$3,996,905	$3,745,336	$3,729,256	$3,253,088
Portfolio turnover rateH	27%G	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.33	$19.85	$18.90	$21.31	$19.66	$17.38
Income from Investment Operations
Net investment income (loss)A	.11	.24	.28	.27	.26	.23
Net realized and unrealized gain (loss)	.81	2.54	1.70	(.80)	1.68	2.32
Total from investment operations	.92	2.78	1.98	(.53)	1.94	2.55
Distributions from net investment income	(.25)	(.26)	(.30)	(.27)	(.22)	(.24)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.87)	(.30)	(1.03)	(1.88)B	(.29)	(.27)
Net asset value, end of period	$22.38	$22.33	$19.85	$18.90	$21.31	$19.66
Total ReturnC,D	4.11%	14.22%	10.92%	(2.73)%	9.98%	14.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.74%	.74%	.76%	.77%	.79%
Expenses net of fee waivers, if any	.72%G	.74%	.74%	.76%	.77%	.79%
Expenses net of all reductions	.72%G	.73%	.74%	.75%	.77%	.77%
Net investment income (loss)	.96%G	1.17%	1.45%	1.34%	1.26%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$77,850	$79,461	$42,321	$42,581	$40,561	$31,955
Portfolio turnover rateH	27%G	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Microsoft Corp.	1.8
Amazon.com, Inc.	1.2
UnitedHealth Group, Inc.	0.7
Bank of America Corp.	0.7
NVIDIA Corp.	0.7
Tesla, Inc.	0.6
Alibaba Group Holding Ltd. sponsored ADR	0.6
JPMorgan Chase & Co.	0.6
Berkshire Hathaway, Inc. Class B	0.5
Becton, Dickinson & Co.	0.5
7.9

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Financials	17.6
Information Technology	15.7
Consumer Discretionary	10.6
Health Care	10.0
Industrials	8.1

Quality Diversification (% of fund's net assets)

As of March 31, 2018
U.S. Government and U.S. Government Agency Obligations	6.8%
AAA,AA,A	0.6%
BBB	1.3%
BB and Below	1.7%
Equities*	87.2%
Short-Term Investments and Net Other Assets	2.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Stock Class and Equity Futures*	87.4%
Bond Class	10.1%
Short-Term Class	2.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

Asset allocations in the pie chart reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 28.7% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 81.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	7,264,410	$49,470,632
Fidelity Consumer Discretionary Central Fund (a)	480,356	147,421,192
Fidelity Consumer Staples Central Fund (a)	425,584	88,721,531
Fidelity Emerging Markets Equity Central Fund (a)	432,341	110,674,876
Fidelity Energy Central Fund (a)	627,199	76,675,101
Fidelity Financials Central Fund (a)	2,526,056	266,170,550
Fidelity Health Care Central Fund (a)	485,865	195,439,161
Fidelity Industrials Central Fund (a)	478,418	139,056,842
Fidelity Information Technology Central Fund (a)	794,758	356,075,219
Fidelity International Equity Central Fund (a)	4,742,555	410,468,166
Fidelity Materials Central Fund (a)	165,351	40,806,919
Fidelity Real Estate Equity Central Fund (a)	97,594	9,807,177
Fidelity Telecom Services Central Fund (a)	153,591	26,264,113
Fidelity Utilities Central Fund (a)	235,061	41,441,311
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,338,487,031)		1,958,492,790

Fixed-Income Central Funds - 10.5%
High Yield Fixed-Income Funds - 1.0%
Fidelity Emerging Markets Debt Central Fund (a)	3,414	33,969
Fidelity Floating Rate Central Fund (a)	240,428	24,819,395

TOTAL HIGH YIELD FIXED-INCOME FUNDS		24,853,364

Investment Grade Fixed-Income Funds - 9.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	496,563	49,686,132
Fidelity Investment Grade Bond Central Fund (a)	1,682,942	179,418,487

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		229,104,619

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $254,224,139)		253,957,983

Money Market Central Funds - 1.0%
Fidelity Cash Central Fund, 1.72% (b)
(Cost $23,841,359)	23,836,591	23,841,359
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18 (c)
(Cost $1,538,239)	1,540,000	1,538,094
	Shares	Value

Investment Companies - 7.3%
iShares 20+ Year Treasury Bond ETF	321,593	$39,202,187
iShares Core MSCI Emerging Markets ETF	160,506	9,373,550
iShares MSCI Japan ETF	602,525	36,561,217
iShares S&P 500 Index ETF	345,973	91,810,855
TOTAL INVESTMENT COMPANIES
(Cost $169,198,530)		176,947,809
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,787,289,298)		2,414,778,035
NET OTHER ASSETS (LIABILITIES) - 0.0%		(700,343)
NET ASSETS - 100%		$2,414,077,692

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	287	June 2018	$28,708,610	$96,260	$96,260

The notional amount of futures sold as a percentage of Net Assets is 1.2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,365,325.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$234,115
Fidelity Commodity Strategy Central Fund	164,881
Fidelity Consumer Discretionary Central Fund	7,181,950
Fidelity Consumer Staples Central Fund	7,253,294
Fidelity Emerging Markets Debt Central Fund	1,309
Fidelity Emerging Markets Equity Central Fund	5,069,897
Fidelity Energy Central Fund	1,289,778
Fidelity Financials Central Fund	15,792,247
Fidelity Floating Rate Central Fund	581,004
Fidelity Health Care Central Fund	5,944,365
Fidelity High Income Central Fund 1	917,093
Fidelity Industrials Central Fund	6,808,773
Fidelity Inflation-Protected Bond Index Central Fund	209,112
Fidelity Information Technology Central Fund	38,564,410
Fidelity International Equity Central Fund	14,182,186
Fidelity Investment Grade Bond Central Fund	2,277,573
Fidelity Materials Central Fund	2,362,535
Fidelity Real Estate Equity Central Fund	466,007
Fidelity Securities Lending Cash Central Fund	707
Fidelity Telecom Services Central Fund	2,442,373
Fidelity Utilities Central Fund	2,658,423
Total	$ 114,402,032

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$40,160,339	$13,291,313	$6,058,426	$(82,747)	$2,160,153	$49,470,632	8.5%
Fidelity Consumer Discretionary Central Fund	111,046,259	30,055,500	3,055,038	(46,983)	9,421,454	147,421,192	7.6%
Fidelity Consumer Staples Central Fund	78,162,790	22,030,237	1,964,307	(121,147)	(9,386,042)	88,721,531	7.0%
Fidelity Emerging Markets Debt Central Fund	33,865	1,309	-	-	(1,205)	33,969	0.0%
Fidelity Emerging Markets Equity Central Fund	86,969,045	25,834,270	5,748,058	(4,295)	3,623,914	110,674,876	14.8%
Fidelity Energy Central Fund	60,960,803	15,479,836	1,645,029	586	1,878,905	76,675,101	7.1%
Fidelity Financials Central Fund	217,572,388	58,296,948	6,632,311	(204,329)	(2,862,146)	266,170,550	7.7%
Fidelity Floating Rate Central Fund	39,040,367	10,018,592	24,285,311	79,917	(34,170)	24,819,395	1.1%
Fidelity Health Care Central Fund	155,773,158	42,201,322	4,101,792	(68,568)	1,635,041	195,439,161	7.3%
Fidelity High Income Central Fund 1	15,947,127	3,213,109	18,252,461	192,359	(1,100,134)	-	0.0%
Fidelity Industrials Central Fund	112,101,336	29,573,386	3,084,695	(75,775)	542,590	139,056,842	7.6%
Fidelity Inflation-Protected Bond Index Central Fund	58,476,009	41,425,707	50,181,410	1,268,884	(1,303,058)	49,686,132	4.4%
Fidelity Information Technology Central Fund	273,784,795	98,617,770	13,849,032	379,938	(2,858,252)	356,075,219	7.3%
Fidelity International Equity Central Fund	373,604,561	79,023,599	36,967,611	(622,842)	(4,569,541)	410,468,166	14.3%
Fidelity Investment Grade Bond Central Fund	153,515,712	43,064,658	13,798,141	(16,605)	(3,347,137)	179,418,487	2.4%
Fidelity Materials Central Fund	36,333,544	9,211,453	2,379,051	33,818	(2,392,845)	40,806,919	8.0%
Fidelity Real Estate Equity Central Fund	9,408,516	2,007,317	465,389	(33,191)	(1,110,076)	9,807,177	8.8%
Fidelity Telecom Services Central Fund	25,740,254	6,922,523	2,494,627	(154,941)	(3,749,096)	26,264,113	7.2%
Fidelity Utilities Central Fund	35,721,801	9,079,635	1,782,282	(17,180)	(1,560,663)	41,441,311	7.5%
Total	$1,884,352,669	$539,348,484	$196,744,971	$506,899	$(15,012,308)	$2,212,450,773

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,958,492,790	$1,958,492,790	$--	$--
Fixed-Income Central Funds	253,957,983	253,957,983	--	--
Money Market Central Funds	23,841,359	23,841,359	--	--
Other Short-Term Investments	1,538,094	--	1,538,094	--
Investment Companies	176,947,809	176,947,809	--	--
Total Investments in Securities:	$2,414,778,035	$2,413,239,941	$1,538,094	$--
Derivative Instruments:
Assets
Futures Contracts	$96,260	$96,260	$--	$--
Total Assets	$96,260	$96,260	$--	$--
Total Derivative Instruments:	$96,260	$96,260	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$96,260	$0
Total Equity Risk	96,260	0
Total Value of Derivatives	$96,260	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	71.3%
Japan	3.9%
United Kingdom	3.8%
Cayman Islands	2.3%
France	1.8%
Germany	1.6%
Netherlands	1.5%
Switzerland	1.4%
Canada	1.3%
Taiwan	1.3%
Others (Individually Less Than 1%)	9.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $170,736,769)	$178,485,903
Fidelity Central Funds (cost $1,616,552,529)	2,236,292,132
Total Investment in Securities (cost $1,787,289,298)		$2,414,778,035
Receivable for investments sold		1,140,794
Receivable for fund shares sold		1,147,494
Distributions receivable from Fidelity Central Funds		57,190
Prepaid expenses		1,589
Other receivables		9,870
Total assets		2,417,134,972
Liabilities
Payable for investments purchased	$1,990
Payable for fund shares redeemed	1,221,275
Accrued management fee	1,097,914
Transfer agent fee payable	271,690
Distribution and service plan fees payable	72,260
Payable for daily variation margin on futures contracts	276,955
Other affiliated payables	60,611
Other payables and accrued expenses	54,585
Total liabilities		3,057,280
Net Assets		$2,414,077,692
Net Assets consist of:
Paid in capital		$1,901,804,436
Undistributed net investment income		595,835
Accumulated undistributed net realized gain (loss) on investments		(115,907,576)
Net unrealized appreciation (depreciation) on investments		627,584,997
Net Assets		$2,414,077,692
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($101,137,629 ÷ 5,216,527 shares)		$19.39
Maximum offering price per share (100/94.25 of $19.39)		$20.57
Class M:
Net Asset Value and redemption price per share ($27,109,009 ÷ 1,405,849 shares)		$19.28
Maximum offering price per share (100/96.50 of $19.28)		$19.98
Class C:
Net Asset Value and offering price per share ($47,451,787 ÷ 2,489,178 shares)(a)		$19.06
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($2,192,965,140 ÷ 112,162,686 shares)		$19.55
Class I:
Net Asset Value, offering price and redemption price per share ($45,414,127 ÷ 2,329,678 shares)		$19.49

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$2,298,000
Interest		6,965
Income from Fidelity Central Funds		14,293,751
Total income		16,598,716
Expenses
Management fee	$6,152,771
Transfer agent fees	1,544,966
Distribution and service plan fees	423,635
Accounting and security lending fees	341,424
Custodian fees and expenses	1,260
Independent trustees' fees and expenses	4,068
Registration fees	90,258
Audit	17,131
Legal	4,002
Miscellaneous	7,760
Total expenses before reductions	8,587,275
Expense reductions	(34,795)	8,552,480
Net investment income (loss)		8,046,236
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,315,172
Fidelity Central Funds	507,011
Futures contracts	1,785,482
Capital gain distributions from Fidelity Central Funds	100,108,281
Total net realized gain (loss)		114,715,946
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,201,041)
Fidelity Central Funds	(15,012,308)
Futures contracts	96,260
Total change in net unrealized appreciation (depreciation)		(20,117,089)
Net gain (loss)		94,598,857
Net increase (decrease) in net assets resulting from operations		$102,645,093

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,046,236	$18,177,784
Net realized gain (loss)	114,715,946	47,764,193
Change in net unrealized appreciation (depreciation)	(20,117,089)	224,502,899
Net increase (decrease) in net assets resulting from operations	102,645,093	290,444,876
Distributions to shareholders from net investment income	(20,443,842)	(16,457,489)
Distributions to shareholders from net realized gain	(50,072,968)	(4,681,267)
Total distributions	(70,516,810)	(21,138,756)
Share transactions - net increase (decrease)	349,196,259	132,023,041
Total increase (decrease) in net assets	381,324,542	401,329,161
Net Assets
Beginning of period	2,032,753,150	1,631,423,989
End of period	$2,414,077,692	$2,032,753,150
Other Information
Undistributed net investment income end of period	$595,835	$12,993,441

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 85% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.02	$16.45	$15.42	$17.64	$16.38	$14.03
Income from Investment Operations
Net investment income (loss)A	.04	.13	.14	.14	.16	.14
Net realized and unrealized gain (loss)	.92	2.61	1.59	(.77)	1.64	2.38
Total from investment operations	.96	2.74	1.73	(.63)	1.80	2.52
Distributions from net investment income	(.14)	(.13)	(.17)	(.17)	(.11)	(.14)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.59)	(.17)B	(.70)	(1.59)C	(.54)D	(.17)E
Net asset value, end of period	$19.39	$19.02	$16.45	$15.42	$17.64	$16.38
Total ReturnF,G,H	5.04%	16.83%	11.62%	(3.86)%	11.24%	18.14%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.02%K	1.04%	1.05%	1.05%	1.04%	1.05%
Expenses net of fee waivers, if any	1.02%K	1.04%	1.05%	1.05%	1.04%	1.05%
Expenses net of all reductions	1.02%K	1.03%	1.05%	1.04%	1.04%	1.03%
Net investment income (loss)	.45%K	.74%	.90%	.85%	.92%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$101,138	$92,868	$78,147	$66,006	$66,659	$82,805
Portfolio turnover rateL	30%K	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.047 per share.

 C Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.91	$16.34	$15.32	$17.56	$16.32	$13.97
Income from Investment Operations
Net investment income (loss)A	.02	.08	.10	.10	.11	.09
Net realized and unrealized gain (loss)	.89	2.61	1.58	(.78)	1.63	2.38
Total from investment operations	.91	2.69	1.68	(.68)	1.74	2.47
Distributions from net investment income	(.09)	(.07)	(.13)	(.13)	(.08)	(.10)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.54)	(.12)	(.66)	(1.56)	(.50)	(.12)
Net asset value, end of period	$19.28	$18.91	$16.34	$15.32	$17.56	$16.32
Total ReturnB,C,D	4.83%	16.54%	11.31%	(4.21)%	10.92%	17.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.29%G	1.31%	1.32%	1.33%	1.33%	1.35%
Expenses net of fee waivers, if any	1.29%G	1.31%	1.32%	1.33%	1.33%	1.35%
Expenses net of all reductions	1.29%G	1.31%	1.32%	1.32%	1.33%	1.33%
Net investment income (loss)	.17%G	.46%	.63%	.57%	.63%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$27,109	$24,207	$19,582	$18,991	$17,690	$13,606
Portfolio turnover rateH	30%G	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.65	$16.14	$15.14	$17.37	$16.16	$13.85
Income from Investment Operations
Net investment income (loss)A	(.03)	–B	.02	.02	.03	.02
Net realized and unrealized gain (loss)	.89	2.56	1.57	(.76)	1.61	2.35
Total from investment operations	.86	2.56	1.59	(.74)	1.64	2.37
Distributions from net investment income	–B	(.01)	(.06)	(.06)	(.01)	(.04)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.45)	(.05)C	(.59)	(1.49)	(.43)	(.06)
Net asset value, end of period	$19.06	$18.65	$16.14	$15.14	$17.37	$16.16
Total ReturnD,E,F	4.62%	15.94%	10.80%	(4.62)%	10.37%	17.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.77%I	1.79%	1.80%	1.81%	1.81%	1.84%
Expenses net of fee waivers, if any	1.77%I	1.79%	1.80%	1.81%	1.81%	1.83%
Expenses net of all reductions	1.77%I	1.78%	1.80%	1.80%	1.81%	1.81%
Net investment income (loss)	(.31)%I	(.01)%	.15%	.10%	.15%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$47,452	$44,313	$38,916	$34,590	$30,717	$21,781
Portfolio turnover rateJ	30%I	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.047 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.20	$16.60	$15.56	$17.79	$16.52	$14.14
Income from Investment Operations
Net investment income (loss)A	.07	.19	.19	.20	.21	.18
Net realized and unrealized gain (loss)	.92	2.63	1.60	(.78)	1.65	2.40
Total from investment operations	.99	2.82	1.79	(.58)	1.86	2.58
Distributions from net investment income	(.19)	(.17)	(.22)	(.23)	(.17)	(.18)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.64)	(.22)	(.75)	(1.65)B	(.59)	(.20)
Net asset value, end of period	$19.55	$19.20	$16.60	$15.56	$17.79	$16.52
Total ReturnC,D	5.18%	17.20%	11.92%	(3.54)%	11.54%	18.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.73%	.74%	.75%	.74%	.77%
Expenses net of fee waivers, if any	.71%G	.73%	.74%	.75%	.74%	.77%
Expenses net of all reductions	.71%G	.73%	.74%	.74%	.74%	.75%
Net investment income (loss)	.75%G	1.05%	1.21%	1.16%	1.21%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$2,192,965	$1,832,601	$1,454,033	$1,350,006	$1,433,196	$1,100,838
Portfolio turnover rateH	30%G	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.15	$16.55	$15.51	$17.74	$16.48	$14.11
Income from Investment Operations
Net investment income (loss)A	.07	.18	.19	.19	.21	.18
Net realized and unrealized gain (loss)	.91	2.63	1.60	(.76)	1.64	2.39
Total from investment operations	.98	2.81	1.79	(.57)	1.85	2.57
Distributions from net investment income	(.19)	(.16)	(.21)	(.23)	(.16)	(.17)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.64)	(.21)	(.75)B	(1.66)	(.59)C	(.20)D
Net asset value, end of period	$19.49	$19.15	$16.55	$15.51	$17.74	$16.48
Total ReturnE,F	5.13%	17.16%	11.93%	(3.52)%	11.49%	18.45%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.76%	.75%	.76%	.76%	.79%
Expenses net of fee waivers, if any	.75%I	.76%	.75%	.76%	.76%	.79%
Expenses net of all reductions	.74%I	.75%	.75%	.75%	.76%	.77%
Net investment income (loss)	.72%I	1.02%	1.20%	1.15%	1.19%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$45,414	$38,765	$40,747	$38,697	$41,775	$13,088
Portfolio turnover rateJ	30%I	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.533 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2018

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Asset Manager and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.05%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.07%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than .005%
Fidelity International Credit Central Fund	FMRC	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Options Restricted Securities Swaps	.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2018 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$4,903,596,598	$220,920,192	$(30,508,413)	$190,411,779
Fidelity Asset Manager 30%	1,382,094,736	80,962,466	(11,267,247)	69,695,219
Fidelity Asset Manager 40%	1,483,652,454	130,096,677	(10,951,688)	119,144,989
Fidelity Asset Manager 50%	8,090,969,594	1,117,455,514	(44,441,388)	1,073,014,126
Fidelity Asset Manager 60%	1,995,820,958	287,254,298	(13,217,436)	274,036,862
Fidelity Asset Manager 70%	4,417,861,133	910,302,256	(19,221,884)	891,080,372
Fidelity Asset Manager 85%	1,987,469,789	439,122,997	(11,718,491)	427,404,506

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	558,209,064	500,301,743
Fidelity Asset Manager 30%	350,834,819	137,241,108
Fidelity Asset Manager 40%	335,130,459	164,089,931
Fidelity Asset Manager 50%	1,571,887,234	925,055,867
Fidelity Asset Manager 60%	555,306,777	229,623,056
Fidelity Asset Manager 70%	1,059,862,161	707,813,418
Fidelity Asset Manager 85%	722,769,433	335,905,373

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.24%	.49%
Fidelity Asset Manager 60%	.30%	.24%	.54%
Fidelity Asset Manager 70%	.30%	.24%	.54%
Fidelity Asset Manager 85%	.30%	.24%	.54%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$48,958	$3,557
Class M	.25%	.25%	59,692	328
Class C	.75%	.25%	141,575	16,747
			$250,225	$20,632
Fidelity Asset Manager 30%
Class A	-%	.25%	$31,519	$643
Class M	.25%	.25%	34,028	77
Class C	.75%	.25%	113,683	13,450
			$179,230	$14,170
Fidelity Asset Manager 40%
Class A	-%	.25%	$46,737	$1,698
Class M	.25%	.25%	30,692	175
Class C	.75%	.25%	120,795	19,311
			$198,224	$21,184
Fidelity Asset Manager 50%
Class A	-%	.25%	$99,735	$2,674
Class M	.25%	.25%	97,476	660
Class C	.75%	.25%	220,507	27,683
			$417,718	$31,017
Fidelity Asset Manager 60%
Class A	-%	.25%	$79,642	$1,388
Class M	.25%	.25%	54,830	176
Class C	.75%	.25%	192,565	29,256
			$327,037	$30,820
Fidelity Asset Manager 70%
Class A	-%	.25%	$189,139	$5,702
Class M	.25%	.25%	143,028	1,793
Class C	.75%	.25%	308,379	32,969
			$640,546	$40,464
Fidelity Asset Manager 85%
Class A	-%	.25%	$123,869	$1,503
Class M	.25%	.25%	65,828	236
Class C	.75%	.25%	233,938	39,876
			$423,635	$41,615

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$5,001
Class M	3,009
Class C(a)	3,228
$11,238
Fidelity Asset Manager 30%
Class A	$22,271
Class M	1,977
Class C(a)	1,254
$25,502
Fidelity Asset Manager 40%
Class A	$10,986
Class M	1,978
Class C(a)	2,252
$15,216
Fidelity Asset Manager 50%
Class A	$28,462
Class M	7,587
Class C(a)	4,603
$40,652
Fidelity Asset Manager 60%
Class A	$33,791
Class M	6,720
Class C(a)	3,901
$44,412
Fidelity Asset Manager 70%
Class A	$64,930
Class M	15,315
Class C(a)	2,338
$82,583
Fidelity Asset Manager 85%
Class A	$63,871
Class M	9,838
Class C(a)	3,624
$77,333

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Asset Manager 20%
Class A	$29,447.15
Class M	19,303.16
Class C	21,906.15
Asset Manager 20%	1,954,361.08
Class I	26,991.11
	$2,052,008
Fidelity Asset Manager 30%
Class A	$16,724.13
Class M	9,487.14
Class C	17,430.15
Asset Manager 30%	469,391.07
Class I	16,695.16
	$529,727
Fidelity Asset Manager 40%
Class A	$24,955.13
Class M	9,219.15
Class C	17,741.15
Asset Manager 40%	549,860.08
Class I	11,953.11
	$613,728
Fidelity Asset Manager 50%
Class A	$72,829.18
Class M	35,125.18
Class C	41,743.19
Asset Manager 50%	5,266,063.12
Class I	35,882.16
	$5,451,642
Fidelity Asset Manager 60%
Class A	$54,950.17
Class M	18,689.17
Class C	33,690.18
Asset Manager 60%	1,071,791.11
Class I	19,783.14
	$1,198,903
Fidelity Asset Manager 70%
Class A	$133,287.18
Class M	51,113.18
Class C	55,499.18
Asset Manager 70%	2,926,687.12
Class I	61,134.15
	$3,227,720
Fidelity Asset Manager 85%
Class A	$92,091.19
Class M	27,561.21
Class C	44,381.19
Asset Manager 85%	1,346,040.13
Class I	34,893.17
	$1,544,966

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Asset Manager 20%	.02
Fidelity Asset Manager 30%	.03
Fidelity Asset Manager 40%	.03
Fidelity Asset Manager 50%	.02
Fidelity Asset Manager 60%	.04
Fidelity Asset Manager 70%	.03
Fidelity Asset Manager 85%	.03

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 20%	$116
Fidelity Asset Manager 30%	106
Fidelity Asset Manager 40%	163
Fidelity Asset Manager 50%	1,176
Fidelity Asset Manager 60%	444
Fidelity Asset Manager 70%	797
Fidelity Asset Manager 85%	511

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 60%	Borrower	$8,387,000	1.62%	$1,510
Fidelity Asset Manager 70%	Borrower	$16,928,000	1.62%	$3,047

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$10,369
Fidelity Asset Manager 30%	2,623
Fidelity Asset Manager 40%	3,058
Fidelity Asset Manager 50%	17,870
Fidelity Asset Manager 60%	4,222
Fidelity Asset Manager 70%	10,547
Fidelity Asset Manager 85%	4,414

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM. Security lending activity was as follows:

Total Security Lending Income
Fidelity Asset Manager 20%	$92,937
Fidelity Asset Manager 30%	$648
Fidelity Asset Manager 40%	$14,509
Fidelity Asset Manager 50%	$137,785
Fidelity Asset Manager 70%	$25,960
Fidelity Asset Manager 85%	$707

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$24,131	$14
Fidelity Asset Manager 30%	6,657	35
Fidelity Asset Manager 40%	9,269	40
Fidelity Asset Manager 50%	68,417	16
Fidelity Asset Manager 60%	16,194	68
Fidelity Asset Manager 70%	48,441	35
Fidelity Asset Manager 85%	23,829	56

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%	$15,189
Fidelity Asset Manager 30%	3,973
Fidelity Asset Manager 40%	4,574
Fidelity Asset Manager 50%	44,104
Fidelity Asset Manager 60%	10,449
Fidelity Asset Manager 70%	26,113
Fidelity Asset Manager 85%	10,910

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2018	Year ended September 30, 2017
Fidelity Asset Manager 20%
From net investment income
Class A	$242,496	$465,326
Class M	118,681	218,268
Class C	73,845	125,140
Asset Manager 20%	37,939,734	71,663,660
Class I	374,350	604,065
Total	$38,749,106	$73,076,459
From net realized gain
Class A	$779,626	$201,955
Class M	493,663	122,470
Class C	574,273	143,376
Asset Manager 20%	97,924,513	23,396,559
Class I	1,051,312	180,386
Total	$100,823,387	$24,044,746
Fidelity Asset Manager 30%
From net investment income
Class A	$146,931	$249,688
Class M	63,949	114,184
Class C	54,272	98,796
Asset Manager 30%	9,491,931	15,027,037
Class I	155,626	232,014
Total	$9,912,709	$15,721,719
From net realized gain
Class A	$409,514	$44,144
Class M	218,213	25,407
Class C	374,145	44,596
Asset Manager 30%	20,223,846	1,985,082
Class I	364,145	30,327
Total	$21,589,863	$2,129,556
Fidelity Asset Manager 40%
From net investment income
Class A	$246,844	$423,343
Class M	65,299	97,630
Class C	67,502	92,822
Asset Manager 40%	11,541,885	17,100,221
Class I	172,698	233,358
Total	$12,094,228	$17,947,374
From net realized gain
Class A	$566,952	$68,489
Class M	187,948	18,911
Class C	373,661	39,642
Asset Manager 40%	22,032,579	2,046,819
Class I	341,273	26,540
Total	$23,502,413	$2,200,401
Fidelity Asset Manager 50%
From net investment income
Class A	$479,166	$800,388
Class M	186,932	270,254
Class C	106,921	152,743
Asset Manager 50%	66,116,640	105,721,259
Class I	335,048	508,521
Total	$67,224,707	$107,453,165
From net realized gain
Class A	$2,261,536	$392,639
Class M	1,094,410	168,876
Class C	1,270,444	215,018
Asset Manager 50%	246,849,451	38,686,111
Class I	1,287,526	183,136
Total	$252,763,367	$39,645,780
Fidelity Asset Manager 60%
From net investment income
Class A	$545,716	$574,614
Class M	139,840	136,576
Class C	67,250	118,898
Asset Manager 60%	22,699,274	20,317,579
Class I	302,693	302,927
Total	$23,754,773	$21,450,594
From net realized gain
Class A	$1,104,992	$109,926
Class M	380,291	33,760
Class C	681,674	67,071
Asset Manager 60%	34,202,284	2,921,482
Class I	475,356	44,135
Total	$36,844,597	$3,176,374
Fidelity Asset Manager 70%
From net investment income
Class A	$1,241,056	$1,422,489
Class M	351,280	361,006
Class C	75,950	148,268
Asset Manager 70%	55,395,629	51,630,613
Class I	888,448	864,888
Total	$57,952,363	$54,427,264
From net realized gain
Class A	$4,015,839	$281,609
Class M	1,521,131	93,861
Class C	1,667,916	111,201
Asset Manager 70%	131,031,955	7,834,993
Class I	2,168,234	128,253
Total	$140,405,075	$8,449,917
Fidelity Asset Manager 85%
From net investment income
Class A	$673,921	$599,758
Class M	121,986	79,695
Class C	2,543	16,877
Asset Manager 85%	19,249,022	15,515,608
Class I	396,370	245,551
Total	$20,443,842	$16,457,489
From net realized gain
Class A	$2,234,809	$225,509
Class M	597,944	55,083
Class C	1,079,231	113,321
Asset Manager 85%	45,215,149	4,215,223
Class I	945,835	72,131
Total	$50,072,968	$4,681,267

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2018	Year ended September 30, 2017	Six months ended March 31, 2018	Year ended September 30, 2017
Fidelity Asset Manager 20%
Class A
Shares sold	222,750	929,632	$2,996,536	$12,344,270
Reinvestment of distributions	75,794	49,500	1,014,332	650,956
Shares redeemed	(333,512)	(1,231,578)	(4,509,824)	(16,255,705)
Net increase (decrease)	(34,968)	(252,446)	$(498,956)	$(3,260,479)
Class M
Shares sold	334,258	226,350	$4,513,963	$2,993,573
Reinvestment of distributions	45,837	23,005	612,325	301,848
Shares redeemed	(275,988)	(483,398)	(3,721,791)	(6,392,472)
Net increase (decrease)	104,107	(234,043)	$1,404,497	$(3,097,051)
Class C
Shares sold	243,499	435,126	$3,258,370	$5,728,582
Reinvestment of distributions	48,167	19,453	640,821	253,251
Shares redeemed	(287,498)	(588,259)	(3,840,097)	(7,735,444)
Net increase (decrease)	4,168	(133,680)	$59,094	$(1,753,611)
Asset Manager 20%
Shares sold	32,031,983	55,544,412	$433,018,324	$736,787,752
Reinvestment of distributions	9,821,012	6,977,747	131,653,238	92,013,033
Shares redeemed	(36,307,446)	(65,049,932)	(490,325,613)	(862,709,991)
Net increase (decrease)	5,545,549	(2,527,773)	$74,345,949	$(33,909,206)
Class I
Shares sold	1,002,007	2,731,056	$13,533,637	$36,210,143
Reinvestment of distributions	91,219	49,714	1,221,870	656,105
Shares redeemed	(1,529,113)	(1,135,799)	(20,659,858)	(15,103,846)
Net increase (decrease)	(435,887)	1,644,971	$(5,904,351)	$21,762,402
Fidelity Asset Manager 30%
Class A
Shares sold	595,056	397,021	$6,630,819	$4,297,032
Reinvestment of distributions	50,219	27,356	555,827	292,122
Shares redeemed	(310,486)	(650,225)	(3,446,546)	(6,921,443)
Net increase (decrease)	334,789	(225,848)	$3,740,100	$(2,332,289)
Class M
Shares sold	184,263	401,154	$2,049,157	$4,319,195
Reinvestment of distributions	25,519	13,088	282,162	139,462
Shares redeemed	(85,790)	(355,937)	(956,862)	(3,827,147)
Net increase (decrease)	123,992	58,305	$1,374,457	$631,510
Class C
Shares sold	506,933	352,268	$5,625,113	$3,759,300
Reinvestment of distributions	38,932	13,415	428,417	141,610
Shares redeemed	(231,843)	(508,448)	(2,560,289)	(5,424,359)
Net increase (decrease)	314,022	(142,765)	$3,493,241	$(1,523,449)
Asset Manager 30%
Shares sold	33,954,973	34,021,799	$378,539,681	$366,499,941
Reinvestment of distributions	2,619,500	1,555,960	28,996,553	16,641,732
Shares redeemed	(15,115,761)	(21,263,550)	(168,064,837)	(228,091,063)
Net increase (decrease)	21,458,712	14,314,209	$239,471,397	$155,050,610
Class I
Shares sold	623,984	1,054,544	$6,953,019	$11,284,732
Reinvestment of distributions	39,868	21,717	441,321	232,556
Shares redeemed	(527,663)	(313,644)	(5,883,835)	(3,361,648)
Net increase (decrease)	136,189	762,617	$1,510,505	$8,155,640
Fidelity Asset Manager 40%
Class A
Shares sold	423,528	877,906	$4,986,004	$9,730,115
Reinvestment of distributions	69,726	44,241	813,699	485,863
Shares redeemed	(417,613)	(1,477,333)	(4,901,654)	(16,287,544)
Net increase (decrease)	75,641	(555,186)	$898,049	$(6,071,566)
Class M
Shares sold	140,301	222,984	$1,653,034	$2,487,189
Reinvestment of distributions	21,627	9,795	252,176	107,749
Shares redeemed	(87,141)	(173,250)	(1,023,147)	(1,953,193)
Net increase (decrease)	74,787	59,529	$882,063	$641,745
Class C
Shares sold	358,348	473,934	$4,194,430	$5,253,055
Reinvestment of distributions	37,217	11,592	432,835	126,609
Shares redeemed	(301,925)	(498,583)	(3,531,430)	(5,535,845)
Net increase (decrease)	93,640	(13,057)	$1,095,835	$(156,181)
Asset Manager 40%
Shares sold	24,125,757	36,535,552	$283,934,315	$406,930,421
Reinvestment of distributions	2,825,797	1,704,627	32,952,868	18,767,872
Shares redeemed	(12,893,799)	(22,052,939)	(151,469,352)	(245,424,174)
Net increase (decrease)	14,057,755	16,187,240	$165,417,831	$180,274,119
Class I
Shares sold	728,937	1,078,872	$8,573,929	$12,118,958
Reinvestment of distributions	41,629	21,026	485,446	231,854
Shares redeemed	(410,786)	(801,679)	(4,829,904)	(8,905,276)
Net increase (decrease)	359,780	298,219	$4,229,471	$3,445,536
Fidelity Asset Manager 50%
Class A
Shares sold	598,949	696,145	$11,028,183	$12,078,631
Reinvestment of distributions	146,823	67,977	2,666,731	1,152,010
Shares redeemed	(417,459)	(1,224,844)	(7,680,931)	(21,134,081)
Net increase (decrease)	328,313	(460,722)	$6,013,983	$(7,903,440)
Class M
Shares sold	328,393	423,161	$6,055,534	$7,392,749
Reinvestment of distributions	70,532	25,807	1,280,216	436,835
Shares redeemed	(171,115)	(386,620)	(3,143,613)	(6,736,087)
Net increase (decrease)	227,810	62,348	$4,192,137	$1,093,497
Class C
Shares sold	458,179	340,870	$8,363,689	$5,887,786
Reinvestment of distributions	72,384	20,203	1,306,148	338,683
Shares redeemed	(351,136)	(595,504)	(6,373,540)	(10,229,085)
Net increase (decrease)	179,427	(234,431)	$3,296,297	$(4,002,616)
Asset Manager 50%
Shares sold	50,743,758	56,236,907	$938,921,450	$981,018,081
Reinvestment of distributions	16,660,234	8,212,171	303,646,786	139,975,913
Shares redeemed	(36,765,437)	(56,721,036)	(679,270,961)	(985,831,385)
Net increase (decrease)	30,638,555	7,728,042	$563,297,275	$135,162,609
Class I
Shares sold	737,327	854,961	$13,559,212	$14,920,560
Reinvestment of distributions	82,840	39,923	1,507,319	679,207
Shares redeemed	(320,404)	(917,108)	(5,889,035)	(15,802,385)
Net increase (decrease)	499,763	(22,224)	$9,177,496	$(202,618)
Fidelity Asset Manager 60%
Class A
Shares sold	833,778	931,362	$10,534,969	$10,883,929
Reinvestment of distributions	131,843	61,079	1,646,723	677,363
Shares redeemed	(589,573)	(1,489,441)	(7,441,097)	(17,195,209)
Net increase (decrease)	376,048	(497,000)	$4,740,595	$(5,633,917)
Class M
Shares sold	177,692	394,411	$2,252,161	$4,575,221
Reinvestment of distributions	41,694	15,294	518,672	169,000
Shares redeemed	(94,065)	(220,006)	(1,184,283)	(2,555,023)
Net increase (decrease)	125,321	189,699	$1,586,550	$2,189,198
Class C
Shares sold	342,088	599,190	$4,256,811	$6,905,093
Reinvestment of distributions	60,789	16,627	748,924	182,067
Shares redeemed	(312,109)	(631,642)	(3,858,805)	(7,219,433)
Net increase (decrease)	90,768	(15,825)	$1,146,930	$(132,273)
Asset Manager 60%
Shares sold	31,743,229	41,538,724	$403,144,208	$482,471,523
Reinvestment of distributions	4,491,396	2,066,190	56,232,282	22,976,032
Shares redeemed	(13,268,616)	(23,949,927)	(168,436,784)	(279,473,801)
Net increase (decrease)	22,966,009	19,654,987	$290,939,706	$225,973,754
Class I
Shares sold	432,411	944,129	$5,494,951	$10,858,113
Reinvestment of distributions	59,635	30,159	747,230	335,370
Shares redeemed	(348,602)	(507,530)	(4,430,335)	(5,965,290)
Net increase (decrease)	143,444	466,758	$1,811,846	$5,228,193
Fidelity Asset Manager 70%
Class A
Shares sold	533,623	887,378	$12,113,955	$18,402,274
Reinvestment of distributions	226,837	83,042	5,065,264	1,630,123
Shares redeemed	(565,496)	(1,796,443)	(12,876,576)	(37,011,764)
Net increase (decrease)	194,964	(826,023)	$4,302,643	$(16,979,367)
Class M
Shares sold	279,666	363,861	$6,368,487	$7,535,388
Reinvestment of distributions	83,182	22,716	1,859,121	446,368
Shares redeemed	(122,506)	(428,292)	(2,779,372)	(8,810,629)
Net increase (decrease)	240,342	(41,715)	$5,448,236	$(828,873)
Class C
Shares sold	231,441	314,728	$5,229,371	$6,468,087
Reinvestment of distributions	76,452	12,475	1,701,830	244,259
Shares redeemed	(219,890)	(537,179)	(4,982,662)	(11,090,417)
Net increase (decrease)	88,003	(209,976)	$1,948,539	$(4,378,071)
Asset Manager 70%
Shares sold	23,975,827	31,723,829	$545,780,012	$655,201,216
Reinvestment of distributions	8,199,183	2,973,304	183,169,740	58,395,683
Shares redeemed	(20,043,584)	(26,825,357)	(455,517,859)	(554,783,377)
Net increase (decrease)	12,131,426	7,871,776	$273,431,893	$158,813,522
Class I
Shares sold	253,114	1,931,604	$5,738,767	$39,174,674
Reinvestment of distributions	134,131	49,865	2,997,831	979,352
Shares redeemed	(467,977)	(554,336)	(10,616,740)	(11,472,112)
Net increase (decrease)	(80,732)	1,427,133	$(1,880,142)	$28,681,914
Fidelity Asset Manager 85%
Class A
Shares sold	620,768	977,292	$12,188,289	$17,109,303
Reinvestment of distributions	149,653	49,655	2,894,283	815,826
Shares redeemed	(436,130)	(894,317)	(8,560,108)	(15,584,471)
Net increase (decrease)	334,291	132,630	$6,522,464	$2,340,658
Class M
Shares sold	179,625	318,362	$3,514,327	$5,496,511
Reinvestment of distributions	37,234	8,195	716,755	134,067
Shares redeemed	(91,450)	(244,360)	(1,777,667)	(4,115,837)
Net increase (decrease)	125,409	82,197	$2,453,415	$1,514,741
Class C
Shares sold	401,404	451,692	$7,740,206	$7,751,603
Reinvestment of distributions	56,215	7,948	1,070,898	128,834
Shares redeemed	(344,106)	(495,020)	(6,651,664)	(8,479,538)
Net increase (decrease)	113,513	(35,380)	$2,159,440	$(599,101)
Asset Manager 85%
Shares sold	22,893,957	20,893,892	$454,742,274	$364,575,027
Reinvestment of distributions	3,264,850	1,176,883	63,631,927	19,477,413
Shares redeemed	(9,434,729)	(14,201,443)	(186,338,696)	(249,249,768)
Net increase (decrease)	16,724,078	7,869,332	$332,035,505	$134,802,672
Class I
Shares sold	459,819	955,142	$9,096,473	$17,194,185
Reinvestment of distributions	67,136	18,960	1,304,444	312,833
Shares redeemed	(221,843)	(1,411,651)	(4,375,482)	(23,542,947)
Net increase (decrease)	305,112	(437,549)	$6,025,435	$(6,035,929)

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following Fund:

Fund	% of shares held
Fidelity Asset Manager 60%	34%

13. Reorganization.

Subsequent to period end, on April 27, 2018, Fidelity Asset Manager 60% (the Fund) acquired all of the assets and assumed all of the liabilities of the Fidelity Global Balanced Fund and Fidelity Global Strategies Fund ("Target Funds") pursuant to an Agreement and Plan of Reorganization (the Agreement) approved by the Board of Trustees ("the Board"). The reorganization was accomplished by an exchange of shares of the Fund for corresponding shares then outstanding of each Target Fund, at their net asset value on the acquisition date. The reorganization provided shareholders of each Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Global Balanced Fund net assets of $470,010,359, including securities of $469,048,216 and unrealized appreciation of $2,799,938; and Fidelity Global Strategies Fund net assets of $162,277,994, including securities of $162,279,356 and unrealized appreciation of $1,167,869, were combined with the Fund's net assets of $2,278,829,037 for total net assets after the reorganization of $2,911,117,390.

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Fidelity Asset Manager 20%
Class A	.84%
Actual		$1,000.00	$1,007.70	$4.20
Hypothetical-C		$1,000.00	$1,020.74	$4.23
Class M	1.10%
Actual		$1,000.00	$1,006.50	$5.50
Hypothetical-C		$1,000.00	$1,019.45	$5.54
Class C	1.59%
Actual		$1,000.00	$1,004.10	$7.94
Hypothetical-C		$1,000.00	$1,017.00	$8.00
Asset Manager 20%	.52%
Actual		$1,000.00	$1,009.30	$2.60
Hypothetical-C		$1,000.00	$1,022.34	$2.62
Class I	.55%
Actual		$1,000.00	$1,009.10	$2.75
Hypothetical-C		$1,000.00	$1,022.19	$2.77
Fidelity Asset Manager 30%
Class A	.84%
Actual		$1,000.00	$1,013.20	$4.22
Hypothetical-C		$1,000.00	$1,020.74	$4.23
Class M	1.10%
Actual		$1,000.00	$1,011.10	$5.52
Hypothetical-C		$1,000.00	$1,019.45	$5.54
Class C	1.62%
Actual		$1,000.00	$1,009.70	$8.12
Hypothetical-C		$1,000.00	$1,016.85	$8.15
Asset Manager 30%	.53%
Actual		$1,000.00	$1,014.90	$2.66
Hypothetical-C		$1,000.00	$1,022.29	$2.67
Class I	.62%
Actual		$1,000.00	$1,014.40	$3.11
Hypothetical-C		$1,000.00	$1,021.84	$3.13
Fidelity Asset Manager 40%
Class A	.84%
Actual		$1,000.00	$1,019.70	$4.23
Hypothetical-C		$1,000.00	$1,020.74	$4.23
Class M	1.11%
Actual		$1,000.00	$1,018.30	$5.59
Hypothetical-C		$1,000.00	$1,019.40	$5.59
Class C	1.60%
Actual		$1,000.00	$1,015.80	$8.04
Hypothetical-C		$1,000.00	$1,016.95	$8.05
Asset Manager 40%	.53%
Actual		$1,000.00	$1,021.30	$2.67
Hypothetical-C		$1,000.00	$1,022.29	$2.67
Class I	.56%
Actual		$1,000.00	$1,021.10	$2.82
Hypothetical-C		$1,000.00	$1,022.14	$2.82
Fidelity Asset Manager 50%
Class A	.94%
Actual		$1,000.00	$1,026.00	$4.75
Hypothetical-C		$1,000.00	$1,020.24	$4.73
Class M	1.19%
Actual		$1,000.00	$1,024.80	$6.01
Hypothetical-C		$1,000.00	$1,019.00	$5.99
Class C	1.70%
Actual		$1,000.00	$1,021.80	$8.57
Hypothetical-C		$1,000.00	$1,016.45	$8.55
Asset Manager 50%	.63%
Actual		$1,000.00	$1,027.00	$3.18
Hypothetical-C		$1,000.00	$1,021.79	$3.18
Class I	.67%
Actual		$1,000.00	$1,027.50	$3.39
Hypothetical-C		$1,000.00	$1,021.59	$3.38
Fidelity Asset Manager 60%
Class A	1.02%
Actual		$1,000.00	$1,031.60	$5.17
Hypothetical-C		$1,000.00	$1,019.85	$5.14
Class M	1.26%
Actual		$1,000.00	$1,031.20	$6.38
Hypothetical-C		$1,000.00	$1,018.65	$6.34
Class C	1.77%
Actual		$1,000.00	$1,028.30	$8.95
Hypothetical-C		$1,000.00	$1,016.11	$8.90
Asset Manager 60%	.70%
Actual		$1,000.00	$1,033.80	$3.55
Hypothetical-C		$1,000.00	$1,021.44	$3.53
Class I	.74%
Actual		$1,000.00	$1,033.30	$3.75
Hypothetical-C		$1,000.00	$1,021.24	$3.73
Fidelity Asset Manager 70%
Class A	1.00%
Actual		$1,000.00	$1,040.20	$5.09
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,038.50	$6.35
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,036.30	$8.88
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Asset Manager 70%	.69%
Actual		$1,000.00	$1,041.50	$3.51
Hypothetical-C		$1,000.00	$1,021.49	$3.48
Class I	.72%
Actual		$1,000.00	$1,041.10	$3.66
Hypothetical-C		$1,000.00	$1,021.34	$3.63
Fidelity Asset Manager 85%
Class A	1.02%
Actual		$1,000.00	$1,050.40	$5.21
Hypothetical-C		$1,000.00	$1,019.85	$5.14
Class M	1.29%
Actual		$1,000.00	$1,048.30	$6.59
Hypothetical-C		$1,000.00	$1,018.50	$6.49
Class C	1.77%
Actual		$1,000.00	$1,046.20	$9.03
Hypothetical-C		$1,000.00	$1,016.11	$8.90
Asset Manager 85%	.71%
Actual		$1,000.00	$1,051.80	$3.63
Hypothetical-C		$1,000.00	$1,021.39	$3.58
Class I	.75%
Actual		$1,000.00	$1,051.30	$3.84
Hypothetical-C		$1,000.00	$1,021.19	$3.78

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .07%.

 C 5% return per year before expenses

AAR-SANN-0518
1.878292.109

Fidelity Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85% Semi-Annual Report March 31, 2018

Contents

Fidelity Asset Manager® 20%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	20.8
Fannie Mae	3.6
Freddie Mac	2.1
Ginnie Mae	2.1
Royal Bank of Scotland Group PLC	0.6
29.2

Quality Diversification (% of fund's net assets)

As of March 31, 2018
U.S. Government and U.S. Government Agency Obligations	29.6%
AAA,AA,A	2.7%
BBB	9.2%
BB and Below	6.3%
Not Rated	0.1%
Equities*	22.6%
Short-Term Investments and Net Other Assets	29.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2018

% of fund's net assets
Microsoft Corp.	0.4
Amazon.com, Inc.	0.2
UnitedHealth Group, Inc.	0.1
Bank of America Corp.	0.1
NVIDIA Corp.	0.1
0.9

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Financials	36.0
Consumer Discretionary	3.4
Information Technology	3.4
Energy	3.4
Health Care	2.7

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Stock Class and Equity Futures*	22.7%
Bond Class	46.7%
Short-Term Class	30.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

Asset allocations in the pie chart reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 9.6% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 16.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,331,951	$43,120,587
Fidelity Consumer Discretionary Central Fund (a)	194,056	59,555,637
Fidelity Consumer Staples Central Fund (a)	176,740	36,844,922
Fidelity Emerging Markets Equity Central Fund (a)	94,383	24,161,106
Fidelity Energy Central Fund (a)	263,728	32,240,744
Fidelity Financials Central Fund (a)	1,048,428	110,472,907
Fidelity Health Care Central Fund (a)	202,662	81,520,646
Fidelity Industrials Central Fund (a)	198,715	57,758,448
Fidelity Information Technology Central Fund (a)	333,886	149,590,823
Fidelity International Equity Central Fund (a)	1,969,881	170,493,182
Fidelity Materials Central Fund (a)	69,186	17,074,454
Fidelity Real Estate Equity Central Fund (a)	191,498	19,243,614
Fidelity Telecom Services Central Fund (a)	63,009	10,774,554
Fidelity Utilities Central Fund (a)	96,620	17,034,171
TOTAL EQUITY CENTRAL FUNDS
(Cost $513,651,446)		829,885,795

Fixed-Income Central Funds - 48.8%
High Yield Fixed-Income Funds - 3.1%
Fidelity Emerging Markets Debt Central Fund (a)	2,806,974	27,929,393
Fidelity Floating Rate Central Fund (a)	495,503	51,150,824
Fidelity High Income Central Fund 1 (a)	794,075	74,825,657

TOTAL HIGH YIELD FIXED-INCOME FUNDS		153,905,874

Investment Grade Fixed-Income Funds - 45.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,111,883	211,315,054
Fidelity International Credit Central Fund (a)	300,709	29,785,240
Fidelity Investment Grade Bond Central Fund (a)	19,143,658	2,040,905,426

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,282,005,720

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,308,371,546)		2,435,911,594

Money Market Central Funds - 30.2%
Fidelity Cash Central Fund, 1.72% (b)	135,641,380	135,668,508
Fidelity Money Market Central Fund, 1.97% (b)	1,279,377,464	1,279,377,464
Fidelity Securities Lending Cash Central Fund 1.72% (b)(c)	95,825,097	95,844,262
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,510,881,359)		1,510,890,234
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.69% 6/21/18 (d)
(Cost $1,105,798)	1,110,000	1,105,828
	Shares	Value

Investment Companies - 6.3%
iShares 20+ Year Treasury Bond ETF (e)	774,499	$94,411,428
iShares MSCI Japan ETF	821,992	49,878,475
iShares S&P 500 Index ETF	647,568	171,845,122
TOTAL INVESTMENT COMPANIES
(Cost $306,064,283)		316,135,025
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $4,640,074,432)		5,093,928,476
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(96,636,793)
NET ASSETS - 100%		$4,997,291,683

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	230	June 2018	$23,006,900	$79,901	$79,901

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,105,828.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$630,242
Fidelity Commodity Strategy Central Fund	326,977
Fidelity Consumer Discretionary Central Fund	2,928,972
Fidelity Consumer Staples Central Fund	2,960,020
Fidelity Emerging Markets Debt Central Fund	1,087,537
Fidelity Emerging Markets Equity Central Fund	3,682,286
Fidelity Energy Central Fund	534,290
Fidelity Financials Central Fund	6,434,115
Fidelity Floating Rate Central Fund	1,376,749
Fidelity Health Care Central Fund	2,426,381
Fidelity High Income Central Fund 1	6,020,573
Fidelity Industrials Central Fund	2,766,650
Fidelity Inflation-Protected Bond Index Central Fund	4,031,391
Fidelity Information Technology Central Fund	15,740,181
Fidelity International Credit Central Fund	375,466
Fidelity International Equity Central Fund	8,990,957
Fidelity Investment Grade Bond Central Fund	30,301,940
Fidelity Materials Central Fund	966,137
Fidelity Money Market Central Fund	9,870,501
Fidelity Real Estate Equity Central Fund	1,200,330
Fidelity Securities Lending Cash Central Fund	92,937
Fidelity Telecom Services Central Fund	985,711
Fidelity Utilities Central Fund	1,077,300
Total	$104,807,643

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$81,615,701	$1,738,168	$44,523,400	$2,006,145	$2,283,973	$43,120,587	7.4%
Fidelity Consumer Discretionary Central Fund	47,776,976	10,250,172	2,393,382	79,282	3,842,589	59,555,637	3.1%
Fidelity Consumer Staples Central Fund	33,661,797	8,945,699	1,842,717	102,785	(4,022,642)	36,844,922	2.9%
Fidelity Emerging Markets Debt Central Fund	28,258,400	1,568,742	898,247	(835)	(998,667)	27,929,393	21.1%
Fidelity Emerging Markets Equity Central Fund	76,574,948	5,357,376	62,497,098	10,051,163	(5,325,283)	24,161,106	3.2%
Fidelity Energy Central Fund	25,968,797	6,701,986	1,254,328	10,059	814,230	32,240,744	3.0%
Fidelity Financials Central Fund	93,525,823	24,135,100	5,971,847	628,436	(1,844,605)	110,472,907	3.2%
Fidelity Floating Rate Central Fund	50,573,004	2,338,984	1,796,379	(927)	36,142	51,150,824	2.3%
Fidelity Health Care Central Fund	66,972,361	17,305,678	3,129,070	93,027	278,650	81,520,646	3.0%
Fidelity High Income Central Fund 1	100,667,909	7,813,486	27,298,231	(174,998)	(6,182,509)	74,825,657	19.1%
Fidelity Industrials Central Fund	47,812,594	12,384,218	2,639,171	14,487	186,320	57,758,448	3.2%
Fidelity Inflation-Protected Bond Index Central Fund	198,912,696	35,469,633	19,255,191	285,914	(4,097,998)	211,315,054	18.9%
Fidelity Information Technology Central Fund	113,292,207	43,175,872	5,754,260	200,460	(1,323,456)	149,590,823	3.1%
Fidelity International Credit Central Fund	29,838,111	1,495,593	1,053,221	(299)	(183,576)	29,785,240	27.5%
Fidelity International Equity Central Fund	266,098,261	14,199,437	109,925,316	11,092,290	(10,971,490)	170,493,182	6.0%
Fidelity Investment Grade Bond Central Fund	2,128,219,648	124,382,687	166,783,467	1,885,880	(46,799,322)	2,040,905,426	26.8%
Fidelity Materials Central Fund	15,492,691	3,852,150	1,316,889	348,494	(1,301,992)	17,074,454	3.3%
Fidelity Real Estate Equity Central Fund	25,210,539	1,648,859	4,921,211	51,075	(2,745,648)	19,243,614	17.2%
Fidelity Telecom Services Central Fund	11,118,679	2,828,173	1,549,619	447,145	(2,069,824)	10,774,554	2.9%
Fidelity Utilities Central Fund	15,350,302	3,628,594	1,363,277	302,456	(883,904)	17,034,171	3.1%
Total	$3,456,941,444	$329,220,607	$466,166,321	$27,422,039	$(81,309,012)	$3,265,797,389

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$829,885,795	$829,885,795	$--	$--
Fixed-Income Central Funds	2,435,911,594	2,435,911,594	--	--
Money Market Central Funds	1,510,890,234	1,510,890,234	--	--
Other Short-Term Investments	1,105,828	--	1,105,828	--
Investment Companies	316,135,025	316,135,025	--	--
Total Investments in Securities:	$5,093,928,476	$5,092,822,648	$1,105,828	$--
Derivative Instruments:
Assets
Futures Contracts	$79,901	$79,901	$--	$--
Total Assets	$79,901	$79,901	$--	$--
Total Derivative Instruments:	$79,901	$79,901	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$79,901	$0
Total Equity Risk	79,901	0
Total Value of Derivatives	$79,901	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $94,399,360) — See accompanying schedule: Unaffiliated issuers (cost $307,170,081)	$317,240,853
Fidelity Central Funds (cost $4,332,904,351)	4,776,687,623
Total Investment in Securities (cost $4,640,074,432)		$5,093,928,476
Receivable for investments sold		1,573,936
Receivable for fund shares sold		3,166,895
Distributions receivable from Fidelity Central Funds		194,047
Prepaid expenses		4,057
Other receivables		8,106
Total assets		5,098,875,517
Liabilities
Payable for investments purchased	$311,154
Payable for fund shares redeemed	2,961,695
Accrued management fee	1,694,747
Distribution and service plan fees payable	40,904
Payable for daily variation margin on futures contracts	221,950
Other affiliated payables	436,609
Other payables and accrued expenses	84,775
Collateral on securities loaned	95,832,000
Total liabilities		101,583,834
Net Assets		$4,997,291,683
Net Assets consist of:
Paid in capital		$4,747,107,929
Undistributed net investment income		9,445,974
Accumulated undistributed net realized gain (loss) on investments		(213,196,165)
Net unrealized appreciation (depreciation) on investments		453,933,945
Net Assets		$4,997,291,683
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($38,578,992 ÷ 2,900,607 shares)		$13.30
Maximum offering price per share (100/94.25 of $13.30)		$14.11
Class M:
Net Asset Value and redemption price per share ($23,433,971 ÷ 1,765,870 shares)		$13.27
Maximum offering price per share (100/96.50 of $13.27)		$13.75
Class C:
Net Asset Value and offering price per share ($27,737,244 ÷ 2,098,890 shares)(a)		$13.22
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,864,004,945 ÷ 365,124,968 shares)		$13.32
Class I:
Net Asset Value, offering price and redemption price per share ($43,536,531 ÷ 3,269,701 shares)		$13.32

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$2,914,996
Interest		519
Income from Fidelity Central Funds		51,197,610
Total income		54,113,125
Expenses
Management fee	$10,247,652
Transfer agent fees	2,052,008
Distribution and service plan fees	250,225
Accounting and security lending fees	591,929
Custodian fees and expenses	1,372
Independent trustees' fees and expenses	9,340
Registration fees	153,595
Audit	17,131
Legal	9,194
Miscellaneous	18,657
Total expenses before reductions	13,351,103
Expense reductions	(39,334)	13,311,769
Net investment income (loss)		40,801,356
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,720,246
Fidelity Central Funds	27,439,949
Capital gain distributions from Fidelity Central Funds	53,610,033
Total net realized gain (loss)		82,770,228
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,659,972
Fidelity Central Funds	(81,437,221)
Futures contracts	79,901
Total change in net unrealized appreciation (depreciation)		(77,697,348)
Net gain (loss)		5,072,880
Net increase (decrease) in net assets resulting from operations		$45,874,236

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,801,356	$74,545,949
Net realized gain (loss)	82,770,228	161,847,033
Change in net unrealized appreciation (depreciation)	(77,697,348)	(24,152,664)
Net increase (decrease) in net assets resulting from operations	45,874,236	212,240,318
Distributions to shareholders from net investment income	(38,749,106)	(73,076,459)
Distributions to shareholders from net realized gain	(100,823,387)	(24,044,746)
Total distributions	(139,572,493)	(97,121,205)
Share transactions - net increase (decrease)	69,406,233	(20,257,945)
Total increase (decrease) in net assets	(24,292,024)	94,861,168
Net Assets
Beginning of period	5,021,583,707	4,926,722,539
End of period	$4,997,291,683	$5,021,583,707
Other Information
Undistributed net investment income end of period	$9,445,974	$7,393,724

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 20% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.55	$13.24	$12.93	$13.56	$13.42	$13.37
Income from Investment Operations
Net investment income (loss)A	.09	.16	.19	.18	.16	.14
Net realized and unrealized gain (loss)	.02	.37	.59	(.22)	.44	.31
Total from investment operations	.11	.53	.78	(.04)	.60	.45
Distributions from net investment income	(.08)	(.16)	(.20)	(.17)	(.15)	(.14)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.36)B	(.22)C	(.47)	(.59)	(.46)D	(.40)E
Net asset value, end of period	$13.30	$13.55	$13.24	$12.93	$13.56	$13.42
Total ReturnF,G,H	.77%	4.08%	6.18%	(.33)%	4.54%	3.47%
Ratios to Average Net AssetsI,J
Expenses before reductions	.84%K	.84%	.83%	.83%	.82%	.82%
Expenses net of fee waivers, if any	.84%K	.84%	.83%	.83%	.82%	.82%
Expenses net of all reductions	.84%K	.83%	.83%	.83%	.82%	.82%
Net investment income (loss)	1.31%K	1.21%	1.47%	1.32%	1.16%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$38,579	$39,787	$42,221	$38,841	$38,733	$43,449
Portfolio turnover rateL	27%K	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.272 per share.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.065 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.

 E Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.52	$13.21	$12.90	$13.53	$13.40	$13.34
Income from Investment Operations
Net investment income (loss)A	.07	.13	.16	.14	.12	.10
Net realized and unrealized gain (loss)	.02	.37	.58	(.21)	.43	.33
Total from investment operations	.09	.50	.74	(.07)	.55	.43
Distributions from net investment income	(.07)	(.12)	(.17)	(.14)	(.12)	(.10)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.34)	(.19)	(.43)B	(.56)	(.42)	(.37)
Net asset value, end of period	$13.27	$13.52	$13.21	$12.90	$13.53	$13.40
Total ReturnC,D,E	.65%	3.81%	5.93%	(.59)%	4.20%	3.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.10%	1.09%	1.10%	1.10%	1.10%
Expenses net of fee waivers, if any	1.10%H	1.10%	1.09%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10%H	1.10%	1.09%	1.10%	1.09%	1.09%
Net investment income (loss)	1.05%H	.95%	1.21%	1.06%	.89%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$23,434	$22,474	$25,052	$19,162	$21,010	$19,844
Portfolio turnover rateI	27%H	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.43 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.269 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.47	$13.17	$12.85	$13.48	$13.35	$13.30
Income from Investment Operations
Net investment income (loss)A	.04	.06	.09	.07	.05	.03
Net realized and unrealized gain (loss)	.02	.36	.60	(.21)	.43	.33
Total from investment operations	.06	.42	.69	(.14)	.48	.36
Distributions from net investment income	(.04)	(.06)	(.10)	(.07)	(.05)	(.04)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.31)	(.12)B	(.37)	(.49)	(.35)	(.31)
Net asset value, end of period	$13.22	$13.47	$13.17	$12.85	$13.48	$13.35
Total ReturnC,D,E	.41%	3.25%	5.49%	(1.09)%	3.70%	2.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%H	1.59%	1.59%	1.60%	1.60%	1.60%
Expenses net of fee waivers, if any	1.59%H	1.59%	1.59%	1.60%	1.60%	1.60%
Expenses net of all reductions	1.59%H	1.59%	1.59%	1.60%	1.60%	1.59%
Net investment income (loss)	.55%H	.45%	.71%	.56%	.39%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$27,737	$28,217	$29,337	$28,515	$26,225	$24,910
Portfolio turnover rateI	27%H	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.12 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.065 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$13.26	$12.94	$13.57	$13.44	$13.39
Income from Investment Operations
Net investment income (loss)A	.11	.20	.23	.22	.20	.18
Net realized and unrealized gain (loss)	.02	.37	.60	(.22)	.43	.31
Total from investment operations	.13	.57	.83	–	.63	.49
Distributions from net investment income	(.11)	(.20)	(.24)	(.21)	(.20)	(.18)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.38)	(.26)B	(.51)	(.63)	(.50)	(.44)C
Net asset value, end of period	$13.32	$13.57	$13.26	$12.94	$13.57	$13.44
Total ReturnD,E	.93%	4.40%	6.58%	(.04)%	4.80%	3.79%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H	.52%	.52%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.52%H	.52%	.52%	.53%	.53%	.53%
Expenses net of all reductions	.52%H	.52%	.52%	.52%	.52%	.52%
Net investment income (loss)	1.63%H	1.52%	1.78%	1.63%	1.46%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$4,864,005	$4,880,833	$4,802,797	$4,685,019	$4,923,702	$4,708,494
Portfolio turnover rateI	27%H	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.065 per share.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$13.26	$12.94	$13.57	$13.44	$13.38
Income from Investment Operations
Net investment income (loss)A	.11	.20	.22	.21	.19	.17
Net realized and unrealized gain (loss)	.01	.37	.60	(.21)	.43	.33
Total from investment operations	.12	.57	.82	–	.62	.50
Distributions from net investment income	(.10)	(.19)	(.24)	(.21)	(.19)	(.17)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.37)	(.26)	(.50)B	(.63)	(.49)	(.44)
Net asset value, end of period	$13.32	$13.57	$13.26	$12.94	$13.57	$13.44
Total ReturnC,D	.91%	4.35%	6.56%	(.08)%	4.74%	3.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.56%	.57%	.57%	.56%	.57%
Expenses net of fee waivers, if any	.55%G	.56%	.57%	.57%	.56%	.57%
Expenses net of all reductions	.55%G	.56%	.57%	.57%	.56%	.56%
Net investment income (loss)	1.60%G	1.48%	1.73%	1.59%	1.42%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$43,537	$50,272	$27,315	$16,388	$14,204	$32,926
Portfolio turnover rateH	27%G	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.269 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	20.8
Fannie Mae	3.6
Freddie Mac	2.1
Ginnie Mae	2.1
Royal Bank of Scotland Group PLC	0.6
29.2

Quality Diversification (% of fund's net assets)

As of March 31, 2018
U.S. Government and U.S. Government Agency Obligations	29.6%
AAA,AA,A	2.7%
BBB	9.3%
BB and Below	6.2%
Not Rated	0.1%
Equities*	32.5%
Short-Term Investments and Net Other Assets	19.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2018

% of fund's net assets
Microsoft Corp.	0.6
Amazon.com, Inc.	0.5
UnitedHealth Group, Inc.	0.2
Bank of America Corp.	0.2
NVIDIA Corp.	0.2
1.7

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Financials	28.0
Information Technology	4.9
Consumer Discretionary	4.8
Health Care	3.9
Energy	3.9

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Stock Class and Equity Futures*	32.3%
Bond Class	46.8%
Short-Term Class	20.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie chart reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 13.6% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 26.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,135,763	$14,544,549
Fidelity Consumer Discretionary Central Fund (a)	91,523	28,088,560
Fidelity Consumer Staples Central Fund (a)	82,605	17,220,745
Fidelity Emerging Markets Equity Central Fund (a)	66,232	16,954,632
Fidelity Energy Central Fund (a)	122,898	15,024,292
Fidelity Financials Central Fund (a)	492,567	51,901,794
Fidelity Health Care Central Fund (a)	95,059	38,237,616
Fidelity Industrials Central Fund (a)	93,429	27,156,051
Fidelity Information Technology Central Fund (a)	155,738	69,775,489
Fidelity International Equity Central Fund (a)	948,087	82,056,937
Fidelity Materials Central Fund (a)	32,310	7,973,871
Fidelity Real Estate Equity Central Fund (a)	56,811	5,708,907
Fidelity Telecom Services Central Fund (a)	29,529	5,049,386
Fidelity Utilities Central Fund (a)	45,600	8,039,355
TOTAL EQUITY CENTRAL FUNDS
(Cost $278,903,293)		387,732,184

Fixed-Income Central Funds - 48.8%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	768,791	7,649,468
Fidelity Floating Rate Central Fund (a)	141,359	14,592,491
Fidelity High Income Central Fund 1 (a)	231,575	21,821,304

TOTAL HIGH YIELD FIXED-INCOME FUNDS		44,063,263

Investment Grade Fixed-Income Funds - 45.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	614,245	61,461,395
Fidelity International Credit Central Fund (a)	87,464	8,663,301
Fidelity Investment Grade Bond Central Fund (a)	5,577,489	594,616,142

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		664,740,838

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $701,128,077)		708,804,101

Money Market Central Funds - 18.5%
Fidelity Cash Central Fund, 1.72% (b)	47,368,597	47,378,070
Fidelity Money Market Central Fund, 1.97% (b)	220,540,621	220,540,621
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $267,925,944)		267,918,691
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.69% 6/21/18 (c)
(Cost $508,069)	510,000	508,083
	Shares	Value

Investment Companies - 6.0%
iShares 20+ Year Treasury Bond ETF	204,708	$24,953,905
iShares MSCI Japan ETF	229,566	13,930,065
iShares S&P 500 Index ETF	180,527	47,906,450
TOTAL INVESTMENT COMPANIES
(Cost $84,829,490)		86,790,420
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,333,294,873)		1,451,753,479
NET OTHER ASSETS (LIABILITIES) - 0.0%		(639,593)
NET ASSETS - 100%		$1,451,113,886

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	105	June 2018	$10,503,150	$36,476	$36,476

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $508,083.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$181,895
Fidelity Commodity Strategy Central Fund	88,978
Fidelity Consumer Discretionary Central Fund	1,351,716
Fidelity Consumer Staples Central Fund	1,357,643
Fidelity Emerging Markets Debt Central Fund	274,470
Fidelity Emerging Markets Equity Central Fund	1,415,638
Fidelity Energy Central Fund	243,250
Fidelity Financials Central Fund	2,967,278
Fidelity Floating Rate Central Fund	361,870
Fidelity Health Care Central Fund	1,120,638
Fidelity High Income Central Fund 1	1,565,002
Fidelity Industrials Central Fund	1,277,459
Fidelity Inflation-Protected Bond Index Central Fund	1,052,687
Fidelity Information Technology Central Fund	7,232,385
Fidelity International Credit Central Fund	96,258
Fidelity International Equity Central Fund	3,462,173
Fidelity Investment Grade Bond Central Fund	8,162,607
Fidelity Materials Central Fund	444,742
Fidelity Money Market Central Fund	1,582,038
Fidelity Real Estate Equity Central Fund	304,795
Fidelity Securities Lending Cash Central Fund	648
Fidelity Telecom Services Central Fund	453,001
Fidelity Utilities Central Fund	497,432
Total	$35,494,603

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$20,908,686	$4,007,520	$11,514,625	$273,049	$869,919	$14,544,549	2.5%
Fidelity Consumer Discretionary Central Fund	20,151,665	7,347,156	1,133,296	(22,119)	1,745,154	28,088,560	1.4%
Fidelity Consumer Staples Central Fund	14,110,572	5,730,046	773,822	(74,472)	(1,771,579)	17,220,745	1.4%
Fidelity Emerging Markets Debt Central Fund	6,559,204	1,488,058	142,250	(3,459)	(252,085)	7,649,468	5.8%
Fidelity Emerging Markets Equity Central Fund	24,542,923	6,061,665	15,063,372	2,105,068	(691,652)	16,954,632	2.3%
Fidelity Energy Central Fund	11,087,939	4,209,791	572,204	(47,613)	346,379	15,024,292	1.4%
Fidelity Financials Central Fund	39,386,356	15,775,578	2,520,428	(106,048)	(633,664)	51,901,794	1.5%
Fidelity Floating Rate Central Fund	12,078,914	2,789,374	284,497	170	8,530	14,592,491	0.6%
Fidelity Health Care Central Fund	28,245,564	11,235,108	1,483,465	(50,887)	291,296	38,237,616	1.4%
Fidelity High Income Central Fund 1	24,266,790	6,217,253	6,978,586	(203,824)	(1,480,329)	21,821,304	5.6%
Fidelity Industrials Central Fund	20,183,019	8,162,772	1,202,635	(48,156)	61,051	27,156,051	1.5%
Fidelity Inflation-Protected Bond Index Central Fund	47,952,216	18,738,335	4,234,218	(29,084)	(965,854)	61,461,395	5.5%
Fidelity Information Technology Central Fund	47,963,833	25,318,633	2,842,249	(144,655)	(520,073)	69,775,489	1.4%
Fidelity International Credit Central Fund	7,192,369	1,777,365	170,698	(1,286)	(53,842)	8,663,301	8.0%
Fidelity International Equity Central Fund	91,819,823	22,120,445	31,247,643	518,532	(1,154,220)	82,056,937	2.9%
Fidelity Investment Grade Bond Central Fund	512,993,352	132,632,124	38,564,764	(779,202)	(11,665,368)	594,616,142	7.8%
Fidelity Materials Central Fund	6,610,823	2,499,242	659,561	(20,852)	(455,781)	7,973,871	1.6%
Fidelity Real Estate Equity Central Fund	5,938,804	1,461,073	969,899	(82,743)	(638,328)	5,708,907	5.1%
Fidelity Telecom Services Central Fund	4,665,749	1,779,684	648,581	(48,292)	(699,174)	5,049,386	1.4%
Fidelity Utilities Central Fund	6,394,663	2,393,427	452,779	(17,612)	(278,344)	8,039,355	1.5%
Total	$953,053,264	$281,744,649	$121,459,572	$1,216,515	$(17,937,964)	$1,096,536,285

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$387,732,184	$387,732,184	$--	$--
Fixed-Income Central Funds	708,804,101	708,804,101	--	--
Money Market Central Funds	267,918,691	267,918,691	--	--
Other Short-Term Investments	508,083	--	508,083	--
Investment Companies	86,790,420	86,790,420	--	--
Total Investments in Securities:	$1,451,753,479	$1,451,245,396	$508,083	$--
Derivative Instruments:
Assets
Futures Contracts	$36,476	$36,476	$--	$--
Total Assets	$36,476	$36,476	$--	$--
Total Derivative Instruments:	$36,476	$36,476	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$36,476	$0
Total Equity Risk	36,476	0
Total Value of Derivatives	$36,476	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.4%
United Kingdom	2.0%
Japan	1.3%
Netherlands	1.2%
Others (Individually Less Than 1%)	9.1%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $85,337,559)	$87,298,503
Fidelity Central Funds (cost $1,247,957,314)	1,364,454,976
Total Investment in Securities (cost $1,333,294,873)		$1,451,753,479
Receivable for investments sold		11,809,753
Receivable for fund shares sold		1,843,706
Distributions receivable from Fidelity Central Funds		59,374
Prepaid expenses		932
Other receivables		2,779
Total assets		1,465,470,023
Liabilities
Payable for investments purchased	$2,681
Payable for fund shares redeemed	13,536,003
Accrued management fee	493,917
Distribution and service plan fees payable	31,473
Payable for daily variation margin on futures contracts	101,325
Other affiliated payables	134,523
Other payables and accrued expenses	56,215
Total liabilities		14,356,137
Net Assets		$1,451,113,886
Net Assets consist of:
Paid in capital		$1,362,581,884
Undistributed net investment income		2,482,957
Accumulated undistributed net realized gain (loss) on investments		(32,446,037)
Net unrealized appreciation (depreciation) on investments		118,495,082
Net Assets		$1,451,113,886
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($25,939,466 ÷ 2,356,118 shares)		$11.01
Maximum offering price per share (100/94.25 of $11.01)		$11.68
Class M:
Net Asset Value and redemption price per share ($14,265,876 ÷ 1,297,497 shares)		$10.99
Maximum offering price per share (100/96.50 of $10.99)		$11.39
Class C:
Net Asset Value and offering price per share ($24,213,060 ÷ 2,213,719 shares)(a)		$10.94
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($1,364,885,158 ÷ 123,985,857 shares)		$11.01
Class I:
Net Asset Value, offering price and redemption price per share ($21,810,326 ÷ 1,981,473 shares)		$11.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$768,487
Interest		238
Income from Fidelity Central Funds		13,476,736
Total income		14,245,461
Expenses
Management fee	$2,760,047
Transfer agent fees	529,727
Distribution and service plan fees	179,230
Accounting and security lending fees	233,105
Custodian fees and expenses	530
Independent trustees' fees and expenses	2,432
Registration fees	107,850
Audit	17,131
Legal	2,098
Miscellaneous	4,603
Total expenses before reductions	3,836,753
Expense reductions	(10,665)	3,826,088
Net investment income (loss)		10,419,373
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,589,501
Fidelity Central Funds	1,221,208
Capital gain distributions from Fidelity Central Funds	22,017,867
Total net realized gain (loss)		24,828,576
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(451,020)
Fidelity Central Funds	(17,963,130)
Futures contracts	36,476
Total change in net unrealized appreciation (depreciation)		(18,377,674)
Net gain (loss)		6,450,902
Net increase (decrease) in net assets resulting from operations		$16,870,275

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,419,373	$16,363,483
Net realized gain (loss)	24,828,576	25,562,017
Change in net unrealized appreciation (depreciation)	(18,377,674)	26,032,421
Net increase (decrease) in net assets resulting from operations	16,870,275	67,957,921
Distributions to shareholders from net investment income	(9,912,709)	(15,721,719)
Distributions to shareholders from net realized gain	(21,589,863)	(2,129,556)
Total distributions	(31,502,572)	(17,851,275)
Share transactions - net increase (decrease)	249,589,700	159,982,022
Total increase (decrease) in net assets	234,957,403	210,088,668
Net Assets
Beginning of period	1,216,156,483	1,006,067,815
End of period	$1,451,113,886	$1,216,156,483
Other Information
Undistributed net investment income end of period	$2,482,957	$1,976,293

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 30% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$10.62	$10.19	$10.71	$10.43	$10.15
Income from Investment Operations
Net investment income (loss)A	.07	.13	.16	.15	.14	.12
Net realized and unrealized gain (loss)	.08	.51	.60	(.23)	.46	.44
Total from investment operations	.15	.64	.76	(.08)	.60	.56
Distributions from net investment income	(.07)	(.13)	(.17)	(.15)	(.13)	(.11)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.25)	(.15)	(.33)	(.44)B	(.32)C	(.28)
Net asset value, end of period	$11.01	$11.11	$10.62	$10.19	$10.71	$10.43
Total ReturnD,E,F	1.32%	6.06%	7.61%	(.79)%	5.83%	5.64%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%I	.85%	.85%	.86%	.85%	.87%
Expenses net of fee waivers, if any	.84%I	.85%	.85%	.86%	.85%	.87%
Expenses net of all reductions	.84%I	.85%	.85%	.86%	.85%	.87%
Net investment income (loss)	1.26%I	1.24%	1.58%	1.45%	1.29%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$25,939	$22,457	$23,868	$21,424	$22,071	$15,100
Portfolio turnover rateJ	24%I	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.10	$10.61	$10.18	$10.70	$10.42	$10.14
Income from Investment Operations
Net investment income (loss)A	.06	.11	.14	.13	.11	.09
Net realized and unrealized gain (loss)	.06	.50	.59	(.23)	.46	.44
Total from investment operations	.12	.61	.73	(.10)	.57	.53
Distributions from net investment income	(.05)	(.10)	(.14)	(.12)	(.10)	(.08)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.23)	(.12)	(.30)	(.42)	(.29)B	(.25)
Net asset value, end of period	$10.99	$11.10	$10.61	$10.18	$10.70	$10.42
Total ReturnC,D,E	1.11%	5.81%	7.33%	(1.02)%	5.53%	5.37%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.11%	1.11%	1.12%	1.13%	1.13%
Expenses net of fee waivers, if any	1.10%H	1.11%	1.11%	1.12%	1.13%	1.13%
Expenses net of all reductions	1.10%H	1.11%	1.11%	1.12%	1.13%	1.13%
Net investment income (loss)	1.00%H	.98%	1.32%	1.18%	1.01%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$14,266	$13,023	$11,834	$11,098	$9,932	$7,064
Portfolio turnover rateI	24%H	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.57	$10.14	$10.66	$10.38	$10.12
Income from Investment Operations
Net investment income (loss)A	.03	.05	.08	.07	.06	.04
Net realized and unrealized gain (loss)	.08	.49	.60	(.22)	.46	.43
Total from investment operations	.11	.54	.68	(.15)	.52	.47
Distributions from net investment income	(.03)	(.05)	(.09)	(.07)	(.06)	(.04)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.21)	(.07)	(.25)	(.37)	(.24)	(.21)
Net asset value, end of period	$10.94	$11.04	$10.57	$10.14	$10.66	$10.38
Total ReturnB,C,D	.97%	5.16%	6.85%	(1.51)%	5.09%	4.75%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.62%G	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of fee waivers, if any	1.62%G	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of all reductions	1.61%G	1.61%	1.61%	1.61%	1.61%	1.63%
Net investment income (loss)	.48%G	.47%	.82%	.69%	.52%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$24,213	$20,979	$21,579	$19,621	$16,976	$12,001
Portfolio turnover rateH	24%G	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$10.63	$10.20	$10.71	$10.43	$10.15
Income from Investment Operations
Net investment income (loss)A	.09	.17	.20	.19	.17	.15
Net realized and unrealized gain (loss)	.08	.49	.59	(.22)	.46	.44
Total from investment operations	.17	.66	.79	(.03)	.63	.59
Distributions from net investment income	(.09)	(.16)	(.20)	(.18)	(.17)	(.14)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.27)	(.18)	(.36)	(.48)	(.35)	(.31)
Net asset value, end of period	$11.01	$11.11	$10.63	$10.20	$10.71	$10.43
Total ReturnB,C	1.49%	6.32%	7.94%	(.38)%	6.19%	5.96%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%F	.54%	.54%	.55%	.55%	.56%
Expenses net of fee waivers, if any	.53%F	.54%	.54%	.55%	.55%	.56%
Expenses net of all reductions	.53%F	.53%	.53%	.54%	.55%	.56%
Net investment income (loss)	1.57%F	1.55%	1.90%	1.76%	1.59%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$1,364,885	$1,139,197	$937,285	$820,206	$757,908	$560,306
Portfolio turnover rateG	24%F	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$10.62	$10.20	$10.71	$10.43	$10.16
Income from Investment Operations
Net investment income (loss)A	.08	.16	.19	.18	.16	.14
Net realized and unrealized gain (loss)	.08	.50	.59	(.22)	.47	.44
Total from investment operations	.16	.66	.78	(.04)	.63	.58
Distributions from net investment income	(.08)	(.15)	(.20)	(.17)	(.16)	(.13)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.26)	(.17)	(.36)	(.47)	(.35)B	(.31)C
Net asset value, end of period	$11.01	$11.11	$10.62	$10.20	$10.71	$10.43
Total ReturnD,E	1.44%	6.32%	7.80%	(.46)%	6.12%	5.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%H	.62%	.60%	.61%	.62%	.62%
Expenses net of fee waivers, if any	.62%H	.62%	.60%	.61%	.62%	.62%
Expenses net of all reductions	.62%H	.62%	.60%	.61%	.62%	.62%
Net investment income (loss)	1.48%H	1.46%	1.84%	1.69%	1.52%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$21,810	$20,500	$11,501	$8,759	$8,616	$4,663
Portfolio turnover rateI	24%H	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	18.8
Fannie Mae	3.1
Freddie Mac	1.9
Ginnie Mae	1.9
Royal Bank of Scotland Group PLC	0.6
26.3

Quality Diversification (% of fund's net assets)

As of March 31, 2018
U.S. Government and U.S. Government Agency Obligations	26.5%
AAA,AA,A	2.4%
BBB	8.0%
BB and Below	6.1%
Equities*	42.7%
Short-Term Investments and Net Other Assets	14.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2018

% of fund's net assets
Microsoft Corp.	0.8
Amazon.com, Inc.	0.6
UnitedHealth Group, Inc.	0.3
Bank of America Corp.	0.3
NVIDIA Corp.	0.3
2.3

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Financials	24.4
Information Technology	7.0
Consumer Discretionary	6.2
Health Care	4.9
Industrials	4.6

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Stock Class and Equity Futures*	42.5%
Bond Class	41.9%
Short-Term Class	15.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.3%

Asset allocations in the pie chart reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 16.8% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 37.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,003,310	$20,452,541
Fidelity Consumer Discretionary Central Fund (a)	141,152	43,319,595
Fidelity Consumer Staples Central Fund (a)	126,425	26,355,905
Fidelity Emerging Markets Equity Central Fund (a)	116,548	29,835,091
Fidelity Energy Central Fund (a)	186,599	22,811,706
Fidelity Financials Central Fund (a)	751,132	79,146,741
Fidelity Health Care Central Fund (a)	144,727	58,216,537
Fidelity Industrials Central Fund (a)	142,202	41,332,535
Fidelity Information Technology Central Fund (a)	236,124	105,790,418
Fidelity International Equity Central Fund(a)	1,459,277	126,300,467
Fidelity Materials Central Fund (a)	49,265	12,158,037
Fidelity Real Estate Equity Central Fund (a)	61,718	6,202,027
Fidelity Telecom Services Central Fund (a)	45,645	7,805,297
Fidelity Utilities Central Fund (a)	69,802	12,306,057
TOTAL EQUITY CENTRAL FUNDS
(Cost $426,557,924)		592,032,954

Fixed-Income Central Funds - 43.7%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	833,725	8,295,559
Fidelity Floating Rate Central Fund (a)	153,490	15,844,810
Fidelity High Income Central Fund 1 (a)	255,912	24,114,600

TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,254,969

Investment Grade Fixed-Income Funds - 40.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	649,702	65,009,194
Fidelity International Credit Central Fund (a)	96,213	9,529,875
Fidelity Investment Grade Bond Central Fund (a)	5,415,956	577,395,117

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		651,934,186

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $695,216,034)		700,189,155

Money Market Central Funds - 13.3%
Fidelity Cash Central Fund, 1.72% (b)	51,092,030	51,102,248
Fidelity Money Market Central Fund, 1.97% (b)	162,189,852	162,189,852
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $213,294,875)		213,292,100
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.69% to 1.76% 6/21/18 (c)
(Cost $737,191)	740,000	737,219
	Shares	Value

Investment Companies - 6.0%
iShares 20+ Year Treasury Bond ETF	228,412	$27,843,423
iShares MSCI Japan ETF	281,408	17,075,837
iShares S&P 500 Index ETF	194,349	51,574,394
TOTAL INVESTMENT COMPANIES
(Cost $93,866,187)		96,493,654
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,429,672,211)		1,602,745,082
NET OTHER ASSETS (LIABILITIES) - 0.0%		(348,501)
NET ASSETS - 100%		$1,602,396,581

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	152	June 2018	$15,204,560	$52,361	$52,361

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $737,219.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$189,802
Fidelity Commodity Strategy Central Fund	120,569
Fidelity Consumer Discretionary Central Fund	2,177,926
Fidelity Consumer Staples Central Fund	2,203,958
Fidelity Emerging Markets Debt Central Fund	307,952
Fidelity Emerging Markets Equity Central Fund	2,048,066
Fidelity Energy Central Fund	391,364
Fidelity Financials Central Fund	4,795,892
Fidelity Floating Rate Central Fund	406,236
Fidelity Health Care Central Fund	1,804,419
Fidelity High Income Central Fund 1	1,786,197
Fidelity Industrials Central Fund	2,067,935
Fidelity Inflation-Protected Bond Index Central Fund	1,194,619
Fidelity Information Technology Central Fund	11,715,219
Fidelity International Credit Central Fund	110,201
Fidelity International Equity Central Fund	5,088,064
Fidelity Investment Grade Bond Central Fund	8,175,928
Fidelity Materials Central Fund	719,675
Fidelity Money Market Central Fund	1,166,328
Fidelity Real Estate Equity Central Fund	347,823
Fidelity Securities Lending Cash Central Fund	14,509
Fidelity Telecom Services Central Fund	744,471
Fidelity Utilities Central Fund	808,925
Total	$48,386,078

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$28,997,283	$3,320,903	$13,428,358	$368,096	$1,194,617	$20,452,541	3.5%
Fidelity Consumer Discretionary Central Fund	33,693,523	8,216,819	1,475,670	(13,369)	2,898,292	43,319,595	2.2%
Fidelity Consumer Staples Central Fund	23,680,165	6,521,215	954,238	(87,458)	(2,803,779)	26,355,905	2.1%
Fidelity Emerging Markets Debt Central Fund	7,610,067	1,129,180	158,427	(6,702)	(278,559)	8,295,559	6.3%
Fidelity Emerging Markets Equity Central Fund	34,805,209	8,138,662	14,953,834	1,394,813	450,241	29,835,091	4.0%
Fidelity Energy Central Fund	18,556,317	4,444,255	748,787	(50,417)	610,338	22,811,706	2.1%
Fidelity Financials Central Fund	66,065,421	17,415,586	3,421,279	(124,169)	(788,818)	79,146,741	2.3%
Fidelity Floating Rate Central Fund	14,102,399	2,048,809	316,851	(127)	10,580	15,844,810	0.7%
Fidelity Health Care Central Fund	47,272,499	12,461,012	1,927,985	(54,842)	465,853	58,216,537	2.2%
Fidelity High Income Central Fund 1	28,578,179	4,934,737	7,490,320	(198,368)	(1,709,628)	24,114,600	6.2%
Fidelity Industrials Central Fund	34,261,441	8,818,537	1,916,752	(59,107)	228,416	41,332,535	2.3%
Fidelity Inflation-Protected Bond Index Central Fund	56,294,569	14,601,406	4,740,256	(13,408)	(1,133,117)	65,009,194	5.8%
Fidelity Information Technology Central Fund	80,838,876	29,440,945	3,642,208	(162,893)	(684,302)	105,790,418	2.2%
Fidelity International Credit Central Fund	8,439,314	1,431,443	188,812	(1,315)	(58,768)	9,529,875	8.8%
Fidelity International Equity Central Fund	138,299,292	21,418,586	32,406,545	788,881	(1,799,747)	126,300,467	4.4%
Fidelity Investment Grade Bond Central Fund	528,672,680	104,604,560	43,398,955	(969,826)	(11,513,342)	577,395,117	7.6%
Fidelity Materials Central Fund	11,077,240	2,743,437	965,125	(11,172)	(686,343)	12,158,037	2.4%
Fidelity Real Estate Equity Central Fund	6,990,835	1,139,714	1,117,943	(82,916)	(727,663)	6,202,027	5.5%
Fidelity Telecom Services Central Fund	7,736,734	2,049,379	794,925	(50,092)	(1,135,799)	7,805,297	2.1%
Fidelity Utilities Central Fund	10,838,200	2,682,492	721,526	(20,462)	(472,647)	12,306,057	2.2%
Total	$1,186,810,243	$257,561,677	$134,768,796	$645,147	$(17,934,175)	$1,292,222,109

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$592,032,954	$592,032,954	$--	$--
Fixed-Income Central Funds	700,189,155	700,189,155	--	--
Money Market Central Funds	213,292,100	213,292,100	--	--
Other Short-Term Investments	737,219	--	737,219	--
Investment Companies	96,493,654	96,493,654	--	--
Total Investments in Securities:	$1,602,745,082	$1,602,007,863	$737,219	$--
Derivative Instruments:
Assets
Futures Contracts	$52,361	$52,361	$--	$--
Total Assets	$52,361	$52,361	$--	$--
Total Derivative Instruments:	$52,361	$52,361	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$52,361	$0
Total Equity Risk	52,361	0
Total Value of Derivatives	$52,361	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.2%
United Kingdom	2.4%
Japan	1.9%
Netherlands	1.3%
Cayman Islands	1.3%
Canada	1.1%
Germany	1.0%
Others (Individually Less Than 1%)	7.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $94,603,378)	$97,230,873
Fidelity Central Funds (cost $1,335,068,833)	1,505,514,209
Total Investment in Securities (cost $1,429,672,211)		$1,602,745,082
Cash		27
Receivable for investments sold		1,393,166
Receivable for fund shares sold		735,387
Distributions receivable from Fidelity Central Funds		67,989
Prepaid expenses		1,128
Other receivables		4,104
Total assets		1,604,946,883
Liabilities
Payable for investments purchased	$1,054
Payable for fund shares redeemed	1,615,181
Accrued management fee	545,012
Distribution and service plan fees payable	33,516
Payable for daily variation margin on futures contracts	146,680
Other affiliated payables	150,147
Other payables and accrued expenses	58,712
Total liabilities		2,550,302
Net Assets		$1,602,396,581
Net Assets consist of:
Paid in capital		$1,451,615,570
Undistributed net investment income		4,730,973
Accumulated undistributed net realized gain (loss) on investments		(27,075,194)
Net unrealized appreciation (depreciation) on investments		173,125,232
Net Assets		$1,602,396,581
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($36,979,362 ÷ 3,177,388 shares)		$11.64
Maximum offering price per share (100/94.25 of $11.64)		$12.35
Class M:
Net Asset Value and redemption price per share ($12,500,872 ÷ 1,076,096 shares)		$11.62
Maximum offering price per share (100/96.50 of $11.62)		$12.04
Class C:
Net Asset Value and offering price per share ($24,374,375 ÷ 2,105,101 shares)(a)		$11.58
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($1,504,384,088 ÷ 129,245,266 shares)		$11.64
Class I:
Net Asset Value, offering price and redemption price per share ($24,157,884 ÷ 2,075,212 shares)		$11.64

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$957,259
Interest		349
Income from Fidelity Central Funds		14,548,815
Total income		15,506,423
Expenses
Management fee	$3,143,401
Transfer agent fees	613,728
Distribution and service plan fees	198,224
Accounting and security lending fees	261,777
Custodian fees and expenses	568
Independent trustees' fees and expenses	2,806
Registration fees	97,496
Audit	17,131
Legal	2,486
Miscellaneous	5,429
Total expenses before reductions	4,343,046
Expense reductions	(13,883)	4,329,163
Net investment income (loss)		11,177,260
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,399,833
Fidelity Central Funds	652,871
Capital gain distributions from Fidelity Central Funds	33,837,263
Total net realized gain (loss)		37,889,967
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,452,289)
Fidelity Central Funds	(17,955,390)
Futures contracts	52,361
Total change in net unrealized appreciation (depreciation)		(19,355,318)
Net gain (loss)		18,534,649
Net increase (decrease) in net assets resulting from operations		$29,711,909

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,177,260	$19,222,282
Net realized gain (loss)	37,889,967	23,619,947
Change in net unrealized appreciation (depreciation)	(19,355,318)	62,588,007
Net increase (decrease) in net assets resulting from operations	29,711,909	105,430,236
Distributions to shareholders from net investment income	(12,094,228)	(17,947,374)
Distributions to shareholders from net realized gain	(23,502,413)	(2,200,401)
Total distributions	(35,596,641)	(20,147,775)
Share transactions - net increase (decrease)	172,523,249	178,133,653
Total increase (decrease) in net assets	166,638,517	263,416,114
Net Assets
Beginning of period	1,435,758,064	1,172,341,950
End of period	$1,602,396,581	$1,435,758,064
Other Information
Undistributed net investment income end of period	$4,730,973	$5,647,941

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 40% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$10.95	$10.39	$10.96	$10.66	$10.11
Income from Investment Operations
Net investment income (loss)A	.07	.14	.16	.16	.14	.12
Net realized and unrealized gain (loss)	.16	.73	.70	(.28)	.59	.66
Total from investment operations	.23	.87	.86	(.12)	.73	.78
Distributions from net investment income	(.08)	(.13)	(.17)	(.14)	(.15)	(.10)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.26)	(.15)	(.30)	(.45)	(.43)	(.23)
Net asset value, end of period	$11.64	$11.67	$10.95	$10.39	$10.96	$10.66
Total ReturnB,C,D	1.97%	8.01%	8.44%	(1.19)%	6.98%	7.88%
Ratios to Average Net AssetsE,F
Expenses before reductions	.84%G	.84%	.84%	.85%	.85%	.87%
Expenses net of fee waivers, if any	.84%G	.84%	.84%	.85%	.85%	.87%
Expenses net of all reductions	.84%G	.84%	.84%	.84%	.85%	.86%
Net investment income (loss)	1.17%G	1.21%	1.53%	1.44%	1.31%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$36,979	$36,200	$40,046	$30,959	$25,419	$16,042
Portfolio turnover rateH	24%G	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$10.93	$10.37	$10.94	$10.64	$10.09
Income from Investment Operations
Net investment income (loss)A	.05	.11	.13	.13	.11	.10
Net realized and unrealized gain (loss)	.16	.73	.70	(.28)	.59	.66
Total from investment operations	.21	.84	.83	(.15)	.70	.76
Distributions from net investment income	(.06)	(.10)	(.14)	(.11)	(.12)	(.08)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.24)	(.12)	(.27)	(.42)	(.40)	(.21)
Net asset value, end of period	$11.62	$11.65	$10.93	$10.37	$10.94	$10.64
Total ReturnB,C,D	1.83%	7.75%	8.12%	(1.45)%	6.72%	7.62%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.11%G	1.12%	1.12%	1.11%	1.12%	1.14%
Expenses net of fee waivers, if any	1.11%G	1.11%	1.12%	1.11%	1.12%	1.14%
Expenses net of all reductions	1.11%G	1.11%	1.12%	1.10%	1.12%	1.13%
Net investment income (loss)	.90%G	.94%	1.25%	1.18%	1.04%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$12,501	$11,665	$10,297	$9,309	$8,295	$6,969
Portfolio turnover rateH	24%G	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.61	$10.90	$10.34	$10.91	$10.62	$10.08
Income from Investment Operations
Net investment income (loss)A	.02	.05	.08	.07	.06	.04
Net realized and unrealized gain (loss)	.16	.73	.70	(.27)	.58	.66
Total from investment operations	.18	.78	.78	(.20)	.64	.70
Distributions from net investment income	(.03)	(.05)	(.09)	(.06)	(.07)	(.03)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.21)	(.07)	(.22)	(.37)	(.35)	(.16)
Net asset value, end of period	$11.58	$11.61	$10.90	$10.34	$10.91	$10.62
Total ReturnB,C,D	1.58%	7.16%	7.62%	(1.94)%	6.17%	7.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.60%G	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of fee waivers, if any	1.60%G	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of all reductions	1.60%G	1.61%	1.61%	1.62%	1.62%	1.63%
Net investment income (loss)	.40%G	.45%	.76%	.67%	.54%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$24,374	$23,354	$22,064	$19,515	$15,769	$9,272
Portfolio turnover rateH	24%G	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$10.95	$10.39	$10.96	$10.66	$10.11
Income from Investment Operations
Net investment income (loss)A	.09	.17	.19	.19	.17	.16
Net realized and unrealized gain (loss)	.16	.73	.70	(.28)	.59	.65
Total from investment operations	.25	.90	.89	(.09)	.76	.81
Distributions from net investment income	(.10)	(.16)	(.20)	(.17)	(.18)	(.13)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.28)	(.18)	(.33)	(.48)	(.46)	(.26)
Net asset value, end of period	$11.64	$11.67	$10.95	$10.39	$10.96	$10.66
Total ReturnB,C	2.13%	8.35%	8.76%	(.90)%	7.29%	8.21%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%F	.54%	.54%	.55%	.56%	.57%
Expenses net of fee waivers, if any	.53%F	.54%	.54%	.55%	.56%	.57%
Expenses net of all reductions	.53%F	.53%	.54%	.54%	.56%	.56%
Net investment income (loss)	1.47%F	1.52%	1.83%	1.74%	1.60%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$1,504,384	$1,344,514	$1,084,411	$917,607	$769,619	$495,019
Portfolio turnover rateG	24%F	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$10.95	$10.39	$10.96	$10.66	$10.11
Income from Investment Operations
Net investment income (loss)A	.08	.17	.19	.18	.17	.15
Net realized and unrealized gain (loss)	.17	.73	.69	(.27)	.58	.66
Total from investment operations	.25	.90	.88	(.09)	.75	.81
Distributions from net investment income	(.10)	(.16)	(.19)	(.17)	(.18)	(.13)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.28)	(.18)	(.32)	(.48)	(.45)B	(.26)
Net asset value, end of period	$11.64	$11.67	$10.95	$10.39	$10.96	$10.66
Total ReturnC,D	2.11%	8.32%	8.67%	(.90)%	7.25%	8.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.56%G	.56%	.58%	.60%	.58%	.63%
Expenses net of fee waivers, if any	.56%G	.56%	.58%	.60%	.58%	.63%
Expenses net of all reductions	.56%G	.56%	.58%	.60%	.57%	.62%
Net investment income (loss)	1.44%G	1.49%	1.79%	1.69%	1.59%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$24,158	$20,025	$15,525	$20,038	$4,256	$1,196
Portfolio turnover rateH	24%G	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Microsoft Corp.	1.0
Amazon.com, Inc.	0.7
UnitedHealth Group, Inc.	0.4
Bank of America Corp.	0.4
NVIDIA Corp.	0.4
Tesla, Inc.	0.4
Alibaba Group Holding Ltd. sponsored ADR	0.3
JPMorgan Chase & Co.	0.3
Berkshire Hathaway, Inc. Class B	0.3
Becton, Dickinson & Co.	0.3
4.5

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Financials	20.2
Information Technology	8.9
Consumer Discretionary	7.4
Health Care	6.3
Industrials	5.2

Top Five Bond Issuers as of March 31, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	16.8
Fannie Mae	2.8
Freddie Mac	1.6
Ginnie Mae	1.6
Royal Bank of Scotland Group PLC	0.6
23.4

Quality Diversification (% of fund's net assets)

As of March 31, 2018
U.S. Government and U.S. Government Agency Obligations	23.5%
AAA,AA,A	2.3%
BBB	6.6%
BB and Below	5.8%
Equities*	52.6%
Short-Term Investments and Net Other Assets	9.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Stock Class and Equity Futures*	52.7%
Bond Class	37.1%
Short-Term Class	10.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie chart reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 20.3% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 47.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	19,926,478	$135,699,314
Fidelity Consumer Discretionary Central Fund (a)	1,016,689	312,021,878
Fidelity Consumer Staples Central Fund (a)	905,155	188,697,596
Fidelity Emerging Markets Equity Central Fund (a)	934,780	239,294,224
Fidelity Energy Central Fund (a)	1,342,944	164,174,865
Fidelity Financials Central Fund (a)	5,385,229	567,441,631
Fidelity Health Care Central Fund (a)	1,038,006	417,538,008
Fidelity Industrials Central Fund (a)	1,019,077	296,204,962
Fidelity Information Technology Central Fund (a)	1,687,343	755,980,460
Fidelity International Equity Central Fund (a)	10,550,409	913,137,900
Fidelity Materials Central Fund (a)	353,781	87,309,711
Fidelity Real Estate Equity Central Fund (a)	351,386	35,310,801
Fidelity Telecom Services Central Fund (a)	326,384	55,811,584
Fidelity Utilities Central Fund (a)	502,374	88,568,614
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,535,470,396)		4,257,191,548

Fixed-Income Central Funds - 38.7%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	4,554,380	45,316,081
Fidelity Floating Rate Central Fund (a)	843,001	87,023,019
Fidelity High Income Central Fund 1 (a)	1,441,772	135,858,211

TOTAL HIGH YIELD FIXED-INCOME FUNDS		268,197,311

Investment Grade Fixed-Income Funds - 35.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	3,669,125	367,132,636
Fidelity International Credit Central Fund (a)	540,795	53,565,697
Fidelity Investment Grade Bond Central Fund (a)	26,287,320	2,802,491,177

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,223,189,510

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,337,319,640)		3,491,386,821

Money Market Central Funds - 9.6%
Fidelity Cash Central Fund, 1.72% (b)	275,020,449	275,075,453
Fidelity Money Market Central Fund, 1.97% (b)	449,129,046	449,129,046
Fidelity Securities Lending Cash Central Fund 1.72% (b)(c)	140,008,363	140,036,364
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $864,225,525)		864,240,863
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.69% to 1.76% 6/21/18 (d)
(Cost $5,449,036)	5,470,000	5,449,442
	Shares	Value

Investment Companies - 6.0%
iShares 20+ Year Treasury Bond ETF (e)	1,308,798	$159,542,476
iShares MSCI Japan ETF	1,615,778	98,045,409
iShares S&P 500 Index ETF	1,084,318	287,745,468
TOTAL INVESTMENT COMPANIES
(Cost $523,447,498)		545,333,353
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $7,265,912,095)		9,163,602,027
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(142,516,255)
NET ASSETS - 100%		$9,021,085,772

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,147	June 2018	$114,734,410	$381,693	$381,693

The notional amount of futures sold as a percentage of Net Assets is 1.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,449,442.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,008,630
Fidelity Commodity Strategy Central Fund	691,616
Fidelity Consumer Discretionary Central Fund	16,291,969
Fidelity Consumer Staples Central Fund	16,427,216
Fidelity Emerging Markets Debt Central Fund	1,725,594
Fidelity Emerging Markets Equity Central Fund	13,632,205
Fidelity Energy Central Fund	2,929,576
Fidelity Financials Central Fund	35,805,584
Fidelity Floating Rate Central Fund	2,287,864
Fidelity Health Care Central Fund	13,457,463
Fidelity High Income Central Fund 1	10,243,873
Fidelity Industrials Central Fund	15,445,743
Fidelity Inflation-Protected Bond Index Central Fund	6,285,603
Fidelity Information Technology Central Fund	87,390,986
Fidelity International Credit Central Fund	638,179
Fidelity International Equity Central Fund	35,774,217
Fidelity Investment Grade Bond Central Fund	40,902,772
Fidelity Materials Central Fund	5,377,317
Fidelity Money Market Central Fund	2,983,082
Fidelity Real Estate Equity Central Fund	1,954,940
Fidelity Securities Lending Cash Central Fund	137,785
Fidelity Telecom Services Central Fund	5,541,294
Fidelity Utilities Central Fund	6,058,943
Total	$322,992,451

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$171,081,730	$8,786,990	$53,206,219	$1,099,846	$7,936,967	$135,699,314	23.4%
Fidelity Consumer Discretionary Central Fund	259,939,506	36,648,610	6,554,742	(40,406)	22,028,910	312,021,878	16.1%
Fidelity Consumer Staples Central Fund	183,266,354	31,474,615	5,245,838	(257,091)	(20,540,444)	188,697,596	14.8%
Fidelity Emerging Markets Debt Central Fund	43,993,956	3,819,437	906,757	(23,024)	(1,567,531)	45,316,081	34.2%
Fidelity Emerging Markets Equity Central Fund	239,714,069	37,918,169	49,646,601	2,777,353	8,531,234	239,294,224	32.1%
Fidelity Energy Central Fund	142,776,899	19,780,279	3,369,414	(61,101)	5,048,202	164,174,865	15.3%
Fidelity Financials Central Fund	510,151,833	80,061,112	17,755,448	(172,689)	(4,843,177)	567,441,631	16.4%
Fidelity Floating Rate Central Fund	82,300,945	6,475,658	1,813,513	4,916	55,013	87,023,019	3.9%
Fidelity Health Care Central Fund	364,929,834	57,863,696	8,457,306	(88,178)	3,289,962	417,538,008	15.6%
Fidelity High Income Central Fund 1	168,491,217	18,200,578	39,956,438	(244,960)	(10,632,186)	135,858,211	34.7%
Fidelity Industrials Central Fund	262,491,935	39,137,932	7,557,739	(122,699)	2,255,533	296,204,962	16.2%
Fidelity Inflation-Protected Bond Index Central Fund	307,662,145	93,188,343	27,853,009	192,010	(6,056,853)	367,132,636	32.8%
Fidelity Information Technology Central Fund	626,805,040	153,961,533	19,504,372	(157,275)	(5,124,466)	755,980,460	15.4%
Fidelity International Credit Central Fund	49,972,811	5,542,593	1,088,105	(6,506)	(324,401)	53,565,697	49.5%
Fidelity International Equity Central Fund	993,272,283	86,484,124	159,102,816	8,397,848	(15,913,539)	913,137,900	31.9%
Fidelity Investment Grade Bond Central Fund	2,712,390,982	423,748,031	271,147,170	(5,940,318)	(56,560,348)	2,802,491,177	36.7%
Fidelity Materials Central Fund	85,333,265	12,497,767	5,757,631	1,397,464	(6,161,154)	87,309,711	17.0%
Fidelity Real Estate Equity Central Fund	40,444,401	3,934,254	4,527,423	(199,232)	(4,341,199)	35,310,801	31.6%
Fidelity Telecom Services Central Fund	59,953,338	10,108,655	5,580,786	(42,917)	(8,626,706)	55,811,584	15.2%
Fidelity Utilities Central Fund	83,380,777	12,654,769	3,768,365	13,191	(3,711,758)	88,568,614	16.1%
Total	$7,388,353,320	$1,142,287,145	$692,799,692	$6,526,232	$(95,257,941)	$7,748,578,369

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$4,257,191,548	$4,257,191,548	$--	$--
Fixed-Income Central Funds	3,491,386,821	3,491,386,821	--	--
Money Market Central Funds	864,240,863	864,240,863	--	--
Other Short-Term Investments	5,449,442	--	5,449,442	--
Investment Companies	545,333,353	545,333,353	--	--
Total Investments in Securities:	$9,163,602,027	$9,158,152,585	$5,449,442	$--
Derivative Instruments:
Assets
Futures Contracts	$381,693	$381,693	$--	$--
Total Assets	$381,693	$381,693	$--	$--
Total Derivative Instruments:	$381,693	$381,693	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$381,693	$0
Total Equity Risk	381,693	0
Total Value of Derivatives	$381,693	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.7%
United Kingdom	2.8%
Japan	2.4%
Cayman Islands	1.5%
Netherlands	1.5%
France	1.1%
Germany	1.1%
Canada	1.1%
Others (Individually Less Than 1%)	8.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $137,929,850) — See accompanying schedule: Unaffiliated issuers (cost $528,896,534)	$550,782,795
Fidelity Central Funds (cost $6,737,015,561)	8,612,819,232
Total Investment in Securities (cost $7,265,912,095)		$9,163,602,027
Receivable for investments sold		5,399,172
Receivable for fund shares sold		3,180,371
Distributions receivable from Fidelity Central Funds		410,536
Prepaid expenses		6,745
Other receivables		280,202
Total assets		9,172,879,053
Liabilities
Payable for investments purchased	$14,652
Payable for fund shares redeemed	5,542,961
Accrued management fee	3,711,232
Distribution and service plan fees payable	71,295
Payable for daily variation margin on futures contracts	1,106,855
Other affiliated payables	1,054,542
Other payables and accrued expenses	268,619
Collateral on securities loaned	140,023,125
Total liabilities		151,793,281
Net Assets		$9,021,085,772
Net Assets consist of:
Paid in capital		$7,723,339,445
Undistributed net investment income		20,418,431
Accumulated undistributed net realized gain (loss) on investments		(620,743,729)
Net unrealized appreciation (depreciation) on investments		1,898,071,625
Net Assets		$9,021,085,772
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($80,866,601 ÷ 4,462,621 shares)		$18.12
Maximum offering price per share (100/94.25 of $18.12)		$19.23
Class M:
Net Asset Value and redemption price per share ($39,989,982 ÷ 2,209,518 shares)		$18.10
Maximum offering price per share (100/96.50 of $18.10)		$18.76
Class C:
Net Asset Value and offering price per share ($44,721,292 ÷ 2,488,060 shares)(a)		$17.97
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($8,804,333,603 ÷ 483,892,800 shares)		$18.19
Class I:
Net Asset Value, offering price and redemption price per share ($51,174,294 ÷ 2,817,778 shares)		$18.16

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$6,746,680
Interest		2,668
Income from Fidelity Central Funds		79,082,549
Total income		85,831,897
Expenses
Management fee	$21,870,623
Transfer agent fees	5,451,642
Distribution and service plan fees	417,718
Accounting and security lending fees	767,033
Custodian fees and expenses	2,851
Independent trustees' fees and expenses	16,472
Registration fees	107,065
Audit	17,131
Legal	15,212
Miscellaneous	31,545
Total expenses before reductions	28,697,292
Expense reductions	(112,537)	28,584,755
Net investment income (loss)		57,247,142
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,224,441
Fidelity Central Funds	6,583,441
Capital gain distributions from Fidelity Central Funds	243,909,902
Total net realized gain (loss)		282,717,784
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(10,599,954)
Fidelity Central Funds	(95,331,408)
Futures contracts	381,693
Total change in net unrealized appreciation (depreciation)		(105,549,669)
Net gain (loss)		177,168,115
Net increase (decrease) in net assets resulting from operations		$234,415,257

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,247,142	$110,222,334
Net realized gain (loss)	282,717,784	339,867,195
Change in net unrealized appreciation (depreciation)	(105,549,669)	334,947,102
Net increase (decrease) in net assets resulting from operations	234,415,257	785,036,631
Distributions to shareholders from net investment income	(67,224,707)	(107,453,165)
Distributions to shareholders from net realized gain	(252,763,367)	(39,645,780)
Total distributions	(319,988,074)	(147,098,945)
Share transactions - net increase (decrease)	585,977,188	124,147,432
Total increase (decrease) in net assets	500,404,371	762,085,118
Net Assets
Beginning of period	8,520,681,401	7,758,596,283
End of period	$9,021,085,772	$8,520,681,401
Other Information
Undistributed net investment income end of period	$20,418,431	$30,395,996

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 50% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.29	$16.91	$16.33	$17.99	$17.78	$16.36
Income from Investment Operations
Net investment income (loss)A	.09	.19	.23	.23	.22	.19
Net realized and unrealized gain (loss)	.39	1.46	1.21	(.50)	1.13	1.43
Total from investment operations	.48	1.65	1.44	(.27)	1.35	1.62
Distributions from net investment income	(.11)	(.18)	(.25)	(.22)	(.23)	(.19)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.65)B	(.27)	(.86)C	(1.39)	(1.14)	(.20)D
Net asset value, end of period	$18.12	$18.29	$16.91	$16.33	$17.99	$17.78
Total ReturnE,F,G	2.60%	9.90%	9.19%	(1.70)%	7.96%	10.01%
Ratios to Average Net AssetsH,I
Expenses before reductions	.95%J	.96%	.96%	.96%	.95%	.99%
Expenses net of fee waivers, if any	.94%J	.96%	.96%	.96%	.95%	.99%
Expenses net of all reductions	.94%J	.95%	.96%	.95%	.95%	.98%
Net investment income (loss)	.99%J	1.08%	1.42%	1.34%	1.24%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$80,867	$75,623	$77,724	$70,616	$72,246	$74,128
Portfolio turnover rateK	22%J	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.532 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.616 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.27	$16.90	$16.31	$17.97	$17.76	$16.34
Income from Investment Operations
Net investment income (loss)A	.07	.14	.19	.19	.17	.15
Net realized and unrealized gain (loss)	.38	1.46	1.22	(.51)	1.14	1.43
Total from investment operations	.45	1.60	1.41	(.32)	1.31	1.58
Distributions from net investment income	(.09)	(.14)	(.20)	(.17)	(.19)	(.15)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.62)	(.23)	(.82)	(1.34)	(1.10)	(.16)B
Net asset value, end of period	$18.10	$18.27	$16.90	$16.31	$17.97	$17.76
Total ReturnC,D,E	2.48%	9.57%	8.97%	(1.98)%	7.69%	9.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.19%H	1.21%	1.22%	1.22%	1.22%	1.24%
Expenses net of fee waivers, if any	1.19%H	1.21%	1.22%	1.22%	1.22%	1.24%
Expenses net of all reductions	1.19%H	1.21%	1.22%	1.22%	1.22%	1.22%
Net investment income (loss)	.74%H	.83%	1.15%	1.07%	.97%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$39,990	$36,209	$32,431	$30,381	$32,372	$28,826
Portfolio turnover rateI	22%H	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.15	$16.79	$16.21	$17.88	$17.68	$16.27
Income from Investment Operations
Net investment income (loss)A	.02	.05	.11	.10	.08	.06
Net realized and unrealized gain (loss)	.38	1.46	1.21	(.52)	1.13	1.43
Total from investment operations	.40	1.51	1.32	(.42)	1.21	1.49
Distributions from net investment income	(.05)	(.06)	(.12)	(.08)	(.10)	(.07)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.58)	(.15)	(.74)	(1.25)	(1.01)	(.08)B
Net asset value, end of period	$17.97	$18.15	$16.79	$16.21	$17.88	$17.68
Total ReturnC,D,E	2.18%	9.07%	8.42%	(2.52)%	7.16%	9.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.70%H	1.72%	1.72%	1.72%	1.72%	1.74%
Expenses net of fee waivers, if any	1.70%H	1.72%	1.72%	1.72%	1.72%	1.74%
Expenses net of all reductions	1.70%H	1.71%	1.72%	1.72%	1.72%	1.73%
Net investment income (loss)	.23%H	.32%	.66%	.57%	.47%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$44,721	$41,900	$42,706	$42,095	$38,792	$31,204
Portfolio turnover rateI	22%H	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.37	$16.98	$16.39	$18.06	$17.84	$16.41
Income from Investment Operations
Net investment income (loss)A	.12	.24	.28	.29	.28	.24
Net realized and unrealized gain (loss)	.38	1.47	1.22	(.52)	1.14	1.44
Total from investment operations	.50	1.71	1.50	(.23)	1.42	1.68
Distributions from net investment income	(.14)	(.24)	(.30)	(.27)	(.29)	(.24)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.68)B	(.32)C	(.91)D	(1.44)	(1.20)	(.25)E
Net asset value, end of period	$18.19	$18.37	$16.98	$16.39	$18.06	$17.84
Total ReturnF,G	2.70%	10.26%	9.56%	(1.45)%	8.33%	10.38%
Ratios to Average Net AssetsH,I
Expenses before reductions	.63%J	.65%	.65%	.66%	.66%	.68%
Expenses net of fee waivers, if any	.63%J	.64%	.65%	.66%	.66%	.67%
Expenses net of all reductions	.63%J	.64%	.65%	.65%	.66%	.66%
Net investment income (loss)	1.30%J	1.39%	1.72%	1.63%	1.53%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$8,804,334	$8,324,452	$7,566,062	$7,504,374	$7,956,041	$7,384,756
Portfolio turnover rateK	22%J	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.68 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.532 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.087 per share.

 D Total distributions of $.91 per share is comprised of distributions from net investment income of $.297 and distributions from net realized gain of $.616 per share.

 E Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.33	$16.95	$16.36	$18.03	$17.81	$16.39
Income from Investment Operations
Net investment income (loss)A	.12	.24	.27	.28	.27	.24
Net realized and unrealized gain (loss)	.38	1.46	1.23	(.52)	1.14	1.43
Total from investment operations	.50	1.70	1.50	(.24)	1.41	1.67
Distributions from net investment income	(.14)	(.23)	(.29)	(.26)	(.28)	(.23)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.67)	(.32)	(.91)	(1.43)	(1.19)	(.25)
Net asset value, end of period	$18.16	$18.33	$16.95	$16.36	$18.03	$17.81
Total ReturnB,C	2.75%	10.17%	9.53%	(1.50)%	8.29%	10.28%
Ratios to Average Net AssetsD,E
Expenses before reductions	.67%F	.68%	.70%	.70%	.71%	.72%
Expenses net of fee waivers, if any	.67%F	.68%	.70%	.70%	.71%	.72%
Expenses net of all reductions	.67%F	.68%	.70%	.69%	.71%	.71%
Net investment income (loss)	1.26%F	1.35%	1.68%	1.59%	1.48%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$51,174	$42,497	$39,673	$33,434	$33,575	$21,429
Portfolio turnover rateG	22%F	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Microsoft Corp.	1.3
Amazon.com, Inc.	0.9
UnitedHealth Group, Inc.	0.5
Bank of America Corp.	0.5
NVIDIA Corp.	0.5
Tesla, Inc.	0.5
Alibaba Group Holding Ltd. sponsored ADR	0.5
JPMorgan Chase & Co.	0.4
Berkshire Hathaway, Inc. Class B	0.4
Becton, Dickinson & Co.	0.4
5.9

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Financials	17.9
Information Technology	10.8
Consumer Discretionary	8.5
Health Care	7.3
Industrials	6.0

Quality Diversification (% of fund's net assets)

As of March 31, 2018
U.S. Government and U.S. Government Agency Obligations	20.3%
AAA,AA,A	1.7%
BBB	5.7%
BB and Below	4.9%
Equities*	62.2%
Short-Term Investments and Net Other Assets	5.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Stock Class and Equity Futures*	62.1%
Bond Class	31.7%
Short-Term Class	6.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.6%

Asset allocations in the pie chart reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 23.0% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 56.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	5,387,937	$36,691,851
Fidelity Consumer Discretionary Central Fund (a)	314,283	96,453,318
Fidelity Consumer Staples Central Fund (a)	277,513	57,853,191
Fidelity Emerging Markets Equity Central Fund (a)	297,288	76,102,743
Fidelity Energy Central Fund (a)	409,571	50,070,036
Fidelity Financials Central Fund (a)	1,647,115	173,556,485
Fidelity Health Care Central Fund (a)	316,833	127,445,922
Fidelity Industrials Central Fund (a)	311,649	90,583,949
Fidelity Information Technology Central Fund (a)	521,007	233,426,876
Fidelity International Equity Central Fund (a)	3,113,691	269,489,953
Fidelity Materials Central Fund (a)	107,423	26,510,908
Fidelity Real Estate Equity Central Fund (a)	90,666	9,111,002
Fidelity Telecom Services Central Fund (a)	99,695	17,047,780
Fidelity Utilities Central Fund (a)	152,935	26,962,423
TOTAL EQUITY CENTRAL FUNDS
(Cost $891,037,295)		1,291,306,437

Fixed-Income Central Funds - 33.1%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	1,116,918	11,113,331
Fidelity Floating Rate Central Fund (a)	211,767	21,860,727
Fidelity High Income Central Fund 1 (a)	363,589	34,260,981

TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,235,039

Investment Grade Fixed-Income Funds - 30.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	924,004	92,455,796
Fidelity Investment Grade Bond Central Fund (a)	5,546,805	591,344,834

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		683,800,630

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $743,331,531)		751,035,669

Money Market Central Funds - 4.1%
Fidelity Cash Central Fund, 1.72% (b)	50,099,279	50,109,299
Fidelity Money Market Central Fund, 1.97% (b)	43,053,770	43,053,770
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $93,163,071)		93,163,069
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.69% to 1.76% 6/21/18 (c)
(Cost $1,085,855)	1,090,000	1,085,903
	Shares	Value

Investment Companies - 5.9%
iShares 20+ Year Treasury Bond ETF	303,843	$37,038,462
iShares MSCI Japan ETF	451,858	27,418,743
iShares S&P 500 Index ETF	259,005	68,732,157
TOTAL INVESTMENT COMPANIES
(Cost $128,491,476)		133,189,362
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,857,109,228)		2,269,780,440
NET OTHER ASSETS (LIABILITIES) - 0.0%		(561,653)
NET ASSETS - 100%		$2,269,218,787

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	226	June 2018	$22,606,780	$77,380	$77,380

The notional amount of futures sold as a percentage of Net Assets is 1.0%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,085,903.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$160,927
Fidelity Commodity Strategy Central Fund	161,570
Fidelity Consumer Discretionary Central Fund	4,739,376
Fidelity Consumer Staples Central Fund	4,794,689
Fidelity Emerging Markets Debt Central Fund	403,128
Fidelity Emerging Markets Equity Central Fund	3,778,225
Fidelity Energy Central Fund	852,244
Fidelity Financials Central Fund	10,427,608
Fidelity Floating Rate Central Fund	549,354
Fidelity Health Care Central Fund	3,921,538
Fidelity High Income Central Fund 1	2,412,461
Fidelity Industrials Central Fund	4,492,588
Fidelity Inflation-Protected Bond Index Central Fund	1,481,282
Fidelity Information Technology Central Fund	25,562,533
Fidelity International Equity Central Fund	10,096,795
Fidelity Investment Grade Bond Central Fund	8,336,341
Fidelity Materials Central Fund	1,554,422
Fidelity Money Market Central Fund	110,847
Fidelity Real Estate Equity Central Fund	461,612
Fidelity Telecom Services Central Fund	1,610,915
Fidelity Utilities Central Fund	1,754,521
Total	$87,662,976

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$39,273,627	$5,589,716	$10,266,820	$137,415	$1,957,913	$36,691,851	6.3%
Fidelity Consumer Discretionary Central Fund	73,580,418	18,566,052	1,945,759	(26,149)	6,278,756	96,453,318	5.0%
Fidelity Consumer Staples Central Fund	51,770,881	13,542,602	1,213,225	(67,765)	(6,179,302)	57,853,191	4.6%
Fidelity Emerging Markets Debt Central Fund	9,926,013	1,783,919	222,008	(4,320)	(370,273)	11,113,331	8.4%
Fidelity Emerging Markets Equity Central Fund	64,651,508	17,363,382	8,803,565	83,524	2,807,894	76,102,743	10.2%
Fidelity Energy Central Fund	40,429,915	9,363,750	1,015,278	(27,039)	1,318,688	50,070,036	4.7%
Fidelity Financials Central Fund	144,318,936	35,717,822	4,600,384	(104,363)	(1,775,526)	173,556,485	5.0%
Fidelity Floating Rate Central Fund	18,979,055	3,310,938	444,016	(291)	15,041	21,860,727	1.0%
Fidelity Health Care Central Fund	103,297,465	25,695,281	2,577,854	(32,335)	1,063,365	127,445,922	4.8%
Fidelity High Income Central Fund 1	38,591,543	7,687,775	9,431,383	(200,898)	(2,386,056)	34,260,981	8.7%
Fidelity Industrials Central Fund	74,371,046	17,980,916	2,180,688	(49,597)	462,272	90,583,949	5.0%
Fidelity Inflation-Protected Bond Index Central Fund	70,641,718	29,781,586	6,581,407	(14,407)	(1,371,694)	92,455,796	8.3%
Fidelity Information Technology Central Fund	179,035,884	61,749,653	5,814,306	(56,763)	(1,487,592)	233,426,876	4.8%
Fidelity International Equity Central Fund	270,773,437	49,961,751	48,758,145	390,299	(2,877,389)	269,489,953	9.4%
Fidelity Investment Grade Bond Central Fund	529,924,557	125,773,337	51,438,797	(1,152,055)	(11,762,208)	591,344,834	7.8%
Fidelity Materials Central Fund	24,104,062	5,600,529	1,698,937	26,463	(1,521,209)	26,510,908	5.2%
Fidelity Real Estate Equity Central Fund	9,323,063	1,757,625	859,990	(66,201)	(1,043,495)	9,111,002	8.2%
Fidelity Telecom Services Central Fund	16,978,997	4,223,149	1,583,813	(104,822)	(2,465,731)	17,047,780	4.6%
Fidelity Utilities Central Fund	23,659,850	5,561,109	1,198,442	1,088	(1,061,182)	26,962,423	4.9%
Total	$1,783,631,975	$441,010,892	$160,634,817	$(1,268,216)	$(20,397,728)	$2,042,342,106

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,291,306,437	$1,291,306,437	$--	$--
Fixed-Income Central Funds	751,035,669	751,035,669	--	--
Money Market Central Funds	93,163,069	93,163,069	--	--
Other Short-Term Investments	1,085,903	--	1,085,903	--
Investment Companies	133,189,362	133,189,362	--	--
Total Investments in Securities:	$2,269,780,440	$2,268,694,537	$1,085,903	$--
Derivative Instruments:
Assets
Futures Contracts	$77,380	$77,380	$--	$--
Total Assets	$77,380	$77,380	$--	$--
Total Derivative Instruments:	$77,380	$77,380	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$77,380	$0
Total Equity Risk	77,380	0
Total Value of Derivatives	$77,380	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.0%
United Kingdom	2.9%
Japan	2.7%
Cayman Islands	1.8%
Netherlands	1.5%
France	1.3%
Germany	1.3%
Canada	1.2%
Others (Individually Less Than 1%)	10.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $129,577,331)	$134,275,265
Fidelity Central Funds (cost $1,727,531,897)	2,135,505,175
Total Investment in Securities (cost $1,857,109,228)		$2,269,780,440
Receivable for investments sold		955,286
Receivable for fund shares sold		2,139,266
Distributions receivable from Fidelity Central Funds		75,098
Prepaid expenses		1,540
Other receivables		7,329
Total assets		2,272,958,959
Liabilities
Payable for investments purchased	$1,377,945
Payable for fund shares redeemed	707,017
Accrued management fee	1,025,941
Transfer agent fee payable	209,898
Distribution and service plan fees payable	55,619
Payable for daily variation margin on futures contracts	218,090
Other affiliated payables	72,796
Other payables and accrued expenses	72,866
Total liabilities		3,740,172
Net Assets		$2,269,218,787
Net Assets consist of:
Paid in capital		$1,935,239,789
Undistributed net investment income		3,698,586
Accumulated undistributed net realized gain (loss) on investments		(82,468,180)
Net unrealized appreciation (depreciation) on investments		412,748,592
Net Assets		$2,269,218,787
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($64,043,786 ÷ 5,132,137 shares)		$12.48
Maximum offering price per share (100/94.25 of $12.48)		$13.24
Class M:
Net Asset Value and redemption price per share ($22,539,849 ÷ 1,815,125 shares)		$12.42
Maximum offering price per share (100/96.50 of $12.42)		$12.87
Class C:
Net Asset Value and offering price per share ($38,797,715 ÷ 3,159,237 shares)(a)		$12.28
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($2,115,508,265 ÷ 168,960,235 shares)		$12.52
Class I:
Net Asset Value, offering price and redemption price per share ($28,329,172 ÷ 2,261,209 shares)		$12.53

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$1,689,358
Interest		518
Income from Fidelity Central Funds		17,924,518
Total income		19,614,394
Expenses
Management fee	$5,827,138
Transfer agent fees	1,198,903
Distribution and service plan fees	327,037
Accounting fees and expenses	414,949
Custodian fees and expenses	818
Independent trustees' fees and expenses	3,879
Registration fees	109,937
Audit	21,331
Legal	3,398
Interest	1,510
Miscellaneous	7,418
Total expenses before reductions	7,916,318
Expense reductions	(26,711)	7,889,607
Net investment income (loss)		11,724,787
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,149,037
Fidelity Central Funds	(1,260,005)
Capital gain distributions from Fidelity Central Funds	69,738,458
Total net realized gain (loss)		77,627,490
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,171,851)
Fidelity Central Funds	(20,406,413)
Futures contracts	77,380
Total change in net unrealized appreciation (depreciation)		(24,500,884)
Net gain (loss)		53,126,606
Net increase (decrease) in net assets resulting from operations		$64,851,393

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,724,787	$22,211,037
Net realized gain (loss)	77,627,490	33,125,310
Change in net unrealized appreciation (depreciation)	(24,500,884)	151,426,241
Net increase (decrease) in net assets resulting from operations	64,851,393	206,762,588
Distributions to shareholders from net investment income	(23,754,773)	(21,450,594)
Distributions to shareholders from net realized gain	(36,844,597)	(3,176,374)
Total distributions	(60,599,370)	(24,626,968)
Share transactions - net increase (decrease)	300,225,627	227,624,955
Total increase (decrease) in net assets	304,477,650	409,760,575
Net Assets
Beginning of period	1,964,741,137	1,554,980,562
End of period	$2,269,218,787	$1,964,741,137
Other Information
Undistributed net investment income end of period	$3,698,586	$15,728,572

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 60% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$11.24	$10.60	$11.53	$11.17	$10.16
Income from Investment Operations
Net investment income (loss)A	.05	.11	.14	.14	.12	.11
Net realized and unrealized gain (loss)	.34	1.21	.90	(.39)	.83	1.10
Total from investment operations	.39	1.32	1.04	(.25)	.95	1.21
Distributions from net investment income	(.11)	(.12)	(.15)	(.12)	(.09)	(.09)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.33)	(.14)	(.40)	(.68)	(.59)	(.20)
Net asset value, end of period	$12.48	$12.42	$11.24	$10.60	$11.53	$11.17
Total ReturnB,C,D	3.16%	11.86%	10.10%	(2.36)%	8.87%	12.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.02%G	1.03%	1.03%	1.04%	1.03%	1.06%
Expenses net of fee waivers, if any	1.02%G	1.03%	1.03%	1.03%	1.03%	1.06%
Expenses net of all reductions	1.01%G	1.02%	1.03%	1.03%	1.03%	1.05%
Net investment income (loss)	.81%G	.98%	1.30%	1.20%	1.08%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$64,044	$59,049	$59,027	$53,879	$53,382	$41,926
Portfolio turnover rateH	22%G	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.34	$11.17	$10.55	$11.48	$11.12	$10.12
Income from Investment Operations
Net investment income (loss)A	.04	.09	.11	.11	.09	.08
Net realized and unrealized gain (loss)	.35	1.19	.88	(.39)	.84	1.09
Total from investment operations	.39	1.28	.99	(.28)	.93	1.17
Distributions from net investment income	(.08)	(.09)	(.13)	(.09)	(.07)	(.06)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.31)B	(.11)	(.37)C	(.65)	(.57)	(.17)
Net asset value, end of period	$12.42	$12.34	$11.17	$10.55	$11.48	$11.12
Total ReturnD,E,F	3.12%	11.58%	9.68%	(2.63)%	8.66%	11.78%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.26%I	1.28%	1.29%	1.29%	1.30%	1.32%
Expenses net of fee waivers, if any	1.26%I	1.28%	1.29%	1.29%	1.30%	1.32%
Expenses net of all reductions	1.26%I	1.27%	1.28%	1.28%	1.30%	1.31%
Net investment income (loss)	.56%I	.73%	1.04%	.94%	.81%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$22,540	$20,860	$16,763	$16,210	$14,759	$13,639
Portfolio turnover rateJ	22%I	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.31 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.223 per share.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.247 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.18	$11.04	$10.42	$11.35	$11.04	$10.06
Income from Investment Operations
Net investment income (loss)A	–B	.03	.06	.05	.04	.02
Net realized and unrealized gain (loss)	.35	1.17	.88	(.38)	.81	1.10
Total from investment operations	.35	1.20	.94	(.33)	.85	1.12
Distributions from net investment income	(.02)	(.04)	(.08)	(.04)	(.04)	(.02)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.25)C	(.06)	(.32)D	(.60)	(.54)	(.14)E
Net asset value, end of period	$12.28	$12.18	$11.04	$10.42	$11.35	$11.04
Total ReturnF,G,H	2.83%	10.94%	9.27%	(3.08)%	7.98%	11.24%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.77%K	1.78%	1.78%	1.80%	1.80%	1.84%
Expenses net of fee waivers, if any	1.77%K	1.78%	1.78%	1.79%	1.80%	1.84%
Expenses net of all reductions	1.77%K	1.78%	1.78%	1.79%	1.80%	1.83%
Net investment income (loss)	.06%K	.23%	.54%	.44%	.31%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$38,798	$37,384	$34,037	$30,147	$25,867	$18,390
Portfolio turnover rateL	22%K	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.223 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.247 per share.

 E Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$11.29	$10.66	$11.59	$11.22	$10.21
Income from Investment Operations
Net investment income (loss)A	.07	.15	.17	.17	.16	.14
Net realized and unrealized gain (loss)	.35	1.21	.90	(.39)	.84	1.10
Total from investment operations	.42	1.36	1.07	(.22)	1.00	1.24
Distributions from net investment income	(.15)	(.15)	(.19)	(.16)	(.13)	(.12)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.37)	(.18)B	(.44)	(.71)C	(.63)	(.23)
Net asset value, end of period	$12.52	$12.47	$11.29	$10.66	$11.59	$11.22
Total ReturnD,E	3.38%	12.19%	10.31%	(2.03)%	9.26%	12.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%H	.71%	.71%	.72%	.72%	.74%
Expenses net of fee waivers, if any	.70%H	.71%	.71%	.72%	.72%	.74%
Expenses net of all reductions	.70%H	.71%	.71%	.71%	.72%	.73%
Net investment income (loss)	1.12%H	1.30%	1.61%	1.51%	1.39%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$2,115,508	$1,821,025	$1,426,502	$1,275,181	$1,187,056	$850,361
Portfolio turnover rateI	22%H	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.022 per share.

 C Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.48	$11.30	$10.66	$11.59	$11.22	$10.21
Income from Investment Operations
Net investment income (loss)A	.07	.15	.17	.17	.15	.13
Net realized and unrealized gain (loss)	.35	1.20	.90	(.39)	.83	1.10
Total from investment operations	.42	1.35	1.07	(.22)	.98	1.23
Distributions from net investment income	(.14)	(.15)	(.18)	(.15)	(.11)	(.11)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.37)B	(.17)	(.43)	(.71)	(.61)	(.22)
Net asset value, end of period	$12.53	$12.48	$11.30	$10.66	$11.59	$11.22
Total ReturnC,D	3.33%	12.16%	10.37%	(2.08)%	9.15%	12.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.75%	.75%	.76%	.78%	.82%
Expenses net of fee waivers, if any	.74%G	.74%	.74%	.76%	.78%	.82%
Expenses net of all reductions	.73%G	.74%	.74%	.75%	.78%	.81%
Net investment income (loss)	1.09%G	1.26%	1.58%	1.47%	1.33%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$28,329	$26,423	$18,651	$15,574	$14,122	$8,540
Portfolio turnover rateH	22%G	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.223 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Microsoft Corp.	1.5
Amazon.com, Inc.	1.0
UnitedHealth Group, Inc.	0.6
Bank of America Corp.	0.6
NVIDIA Corp.	0.5
Tesla, Inc.	0.5
Alibaba Group Holding Ltd. sponsored ADR	0.5
JPMorgan Chase & Co.	0.5
Berkshire Hathaway, Inc. Class B	0.4
Becton, Dickinson & Co.	0.4
6.5

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Financials	18.1
Information Technology	12.7
Consumer Discretionary	9.2
Health Care	8.4
Industrials	7.0

Quality Diversification (% of fund's net assets)

As of March 31, 2018
U.S. Government and U.S. Government Agency Obligations	13.9%
AAA,AA,A	1.2%
BBB	3.3%
BB and Below	4.2%
Equities*	72.1%
Short-Term Investments and Net Other Assets	5.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Stock Class and Equity Futures*	72.3%
Bond Class	22.0%
Short-Term Class	5.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.7%

Asset allocations in the pie chart reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 25.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 66.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	13,430,900	$91,464,427
Fidelity Consumer Discretionary Central Fund(a)	861,485	264,389,817
Fidelity Consumer Staples Central Fund (a)	764,938	159,466,555
Fidelity Emerging Markets Equity Central Fund (a)	785,741	201,141,948
Fidelity Energy Central Fund (a)	1,131,063	138,272,426
Fidelity Financials Central Fund (a)	4,550,419	479,477,665
Fidelity Health Care Central Fund (a)	875,886	352,325,296
Fidelity Industrials Central Fund (a)	859,417	249,798,100
Fidelity Information Technology Central Fund (a)	1,437,830	644,190,898
Fidelity International Equity Central Fund(a)	8,640,026	747,794,283
Fidelity Materials Central Fund (a)	297,224	73,351,924
Fidelity Real Estate Equity Central Fund (a)	208,667	20,968,917
Fidelity Telecom Services Central Fund (a)	274,394	46,921,446
Fidelity Utilities Central Fund (a)	422,963	74,568,413
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,216,558,779)		3,544,132,115

Fixed-Income Central Funds - 22.9%
High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund(a)	2,539,786	25,270,866
Fidelity Floating Rate Central Fund (a)	482,820	49,841,459
Fidelity High Income Central Fund 1 (a)	853,796	80,453,237

TOTAL HIGH YIELD FIXED-INCOME FUNDS		155,565,562

Investment Grade Fixed-Income Funds - 20.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,170,908	217,221,089
Fidelity Investment Grade Bond Central Fund (a)	7,907,250	842,991,885

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,060,212,974

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,191,118,855)		1,215,778,536

Money Market Central Funds - 4.0%
Fidelity Cash Central Fund, 1.72% (b)	109,614,066	109,635,989
Fidelity Money Market Central Fund, 1.97% (b)	98,075,376	98,075,376
Fidelity Securities Lending Cash Central Fund 1.72% (b)(c)	1,924,582	1,924,967
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $209,636,137)		209,636,332
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.69% 4/26/18 to 6/21/18 (d)
(Cost $2,730,732)	2,740,000	2,730,755
	Shares	Value

Investment Companies - 6.3%
iShares 20+ Year Treasury Bond ETF (e)	746,062	$90,944,958
iShares Core MSCI Emerging Markets ETF	244,445	14,275,588
iShares MSCI Japan ETF	1,239,742	75,227,545
iShares S&P 500 Index ETF	587,940	156,021,638
TOTAL INVESTMENT COMPANIES
(Cost $320,177,790)		336,469,729
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,940,222,293)		5,308,747,467
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,301,434)
NET ASSETS - 100%		$5,305,446,033

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	572	June 2018	$57,217,160	$194,038	$194,038

The notional amount of futures sold as a percentage of Net Assets is 1.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,730,755.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$422,199
Fidelity Commodity Strategy Central Fund	401,207
Fidelity Consumer Discretionary Central Fund	13,943,817
Fidelity Consumer Staples Central Fund	14,068,043
Fidelity Emerging Markets Debt Central Fund	970,325
Fidelity Emerging Markets Equity Central Fund	10,334,355
Fidelity Energy Central Fund	2,497,261
Fidelity Financials Central Fund	30,665,890
Fidelity Floating Rate Central Fund	1,320,883
Fidelity Health Care Central Fund	11,504,252
Fidelity High Income Central Fund 1	5,988,690
Fidelity Industrials Central Fund	13,208,856
Fidelity Inflation-Protected Bond Index Central Fund	3,653,927
Fidelity Information Technology Central Fund	75,036,814
Fidelity International Equity Central Fund	28,807,776
Fidelity Investment Grade Bond Central Fund	12,669,288
Fidelity Materials Central Fund	4,575,557
Fidelity Money Market Central Fund	163,848
Fidelity Real Estate Equity Central Fund	1,121,141
Fidelity Securities Lending Cash Central Fund	25,960
Fidelity Telecom Services Central Fund	4,723,560
Fidelity Utilities Central Fund	5,167,789
Total	$241,271,438

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$99,518,711	$7,170,923	$20,442,807	$298,851	$4,918,749	$91,464,427	15.7%
Fidelity Consumer Discretionary Central Fund	222,179,462	34,788,129	11,381,840	37,433	18,766,633	264,389,817	13.6%
Fidelity Consumer Staples Central Fund	156,472,126	27,976,943	7,385,865	(328,563)	(17,268,086)	159,466,555	12.5%
Fidelity Emerging Markets Debt Central Fund	24,862,036	2,420,911	1,120,788	(25,165)	(866,128)	25,270,866	19.0%
Fidelity Emerging Markets Equity Central Fund	183,317,554	30,108,668	20,278,676	370,581	7,623,821	201,141,948	26.9%
Fidelity Energy Central Fund	122,409,387	17,541,487	6,181,662	91,628	4,411,586	138,272,426	12.9%
Fidelity Financials Central Fund	435,947,851	71,390,110	23,784,802	(152,875)	(3,922,619)	479,477,665	13.9%
Fidelity Floating Rate Central Fund	47,824,846	4,222,096	2,241,574	(14,753)	50,844	49,841,459	2.2%
Fidelity Health Care Central Fund	312,293,194	52,452,727	15,214,214	45,627	2,747,962	352,325,296	13.2%
Fidelity High Income Central Fund 1	98,253,829	17,538,474	28,964,811	(682,382)	(5,691,873)	80,453,237	20.5%
Fidelity Industrials Central Fund	225,325,355	35,029,851	12,559,547	5,485	1,996,956	249,798,100	13.7%
Fidelity Inflation-Protected Bond Index Central Fund	179,198,716	61,933,520	20,496,844	(1,908)	(3,412,395)	217,221,089	19.4%
Fidelity Information Technology Central Fund	544,716,177	140,445,268	36,381,333	4,939,510	(9,528,724)	644,190,898	13.2%
Fidelity International Equity Central Fund	789,557,313	77,141,062	112,491,134	6,016,468	(12,429,426)	747,794,283	26.1%
Fidelity Investment Grade Bond Central Fund	859,263,235	139,595,756	136,444,223	(2,263,934)	(17,158,949)	842,991,885	11.0%
Fidelity Materials Central Fund	72,833,814	11,190,227	6,714,818	933,296	(4,890,595)	73,351,924	14.3%
Fidelity Real Estate Equity Central Fund	23,257,590	2,517,820	2,172,973	(101,431)	(2,532,089)	20,968,917	18.8%
Fidelity Telecom Services Central Fund	51,481,307	8,958,099	6,182,363	468,676	(7,804,273)	46,921,446	12.8%
Fidelity Utilities Central Fund	71,429,106	11,329,082	5,017,915	231,062	(3,402,922)	74,568,413	13.6%
Total	$4,520,141,609	$753,751,153	$475,458,189	$9,867,606	$(48,391,528)	$4,759,910,651

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,544,132,115	$3,544,132,115	$--	$--
Fixed-Income Central Funds	1,215,778,536	1,215,778,536	--	--
Money Market Central Funds	209,636,332	209,636,332	--	--
Other Short-Term Investments	2,730,755	--	2,730,755	--
Investment Companies	336,469,729	336,469,729	--	--
Total Investments in Securities:	$5,308,747,467	$5,306,016,712	$2,730,755	$--
Derivative Instruments:
Assets
Futures Contracts	$194,038	$194,038	$--	$--
Total Assets	$194,038	$194,038	$--	$--
Total Derivative Instruments:	$194,038	$194,038	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$194,038	$0
Total Equity Risk	194,038	0
Total Value of Derivatives	$194,038	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.6%
Japan	3.3%
United Kingdom	3.2%
Cayman Islands	2.0%
France	1.5%
Netherlands	1.5%
Germany	1.5%
Canada	1.3%
Switzerland	1.2%
Taiwan	1.0%
Others (Individually Less Than 1%)	8.9%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,889,450) — See accompanying schedule: Unaffiliated issuers (cost $322,908,522)	$339,200,484
Fidelity Central Funds (cost $3,617,313,771)	4,969,546,983
Total Investment in Securities (cost $3,940,222,293)		$5,308,747,467
Receivable for investments sold		2,244,136
Receivable for fund shares sold		2,484,066
Distributions receivable from Fidelity Central Funds		171,526
Prepaid expenses		3,973
Other receivables		77,778
Total assets		5,313,728,946
Liabilities
Payable for investments purchased	$259,744
Payable for fund shares redeemed	2,285,686
Accrued management fee	2,415,661
Transfer agent fee payable	547,665
Distribution and service plan fees payable	108,242
Payable for daily variation margin on futures contracts	551,980
Other affiliated payables	115,116
Other payables and accrued expenses	80,694
Collateral on securities loaned	1,918,125
Total liabilities		8,282,913
Net Assets		$5,305,446,033
Net Assets consist of:
Paid in capital		$4,229,900,007
Undistributed net investment income		5,795,567
Accumulated undistributed net realized gain (loss) on investments		(298,968,753)
Net unrealized appreciation (depreciation) on investments		1,368,719,212
Net Assets		$5,305,446,033
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($151,465,961 ÷ 6,777,827 shares)		$22.35
Maximum offering price per share (100/94.25 of $22.35)		$23.71
Class M:
Net Asset Value and redemption price per share ($58,859,793 ÷ 2,633,747 shares)		$22.35
Maximum offering price per share (100/96.50 of $22.35)		$23.16
Class C:
Net Asset Value and offering price per share ($61,412,141 ÷ 2,761,840 shares)(a)		$22.24
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($4,955,858,317 ÷ 221,469,953 shares)		$22.38
Class I:
Net Asset Value, offering price and redemption price per share ($77,849,821 ÷ 3,478,304 shares)		$22.38

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$4,912,929
Interest		3,319
Income from Fidelity Central Funds		39,433,885
Total income		44,350,133
Expenses
Management fee	$14,247,692
Transfer agent fees	3,227,720
Distribution and service plan fees	640,546
Accounting and security lending fees	690,746
Custodian fees and expenses	2,311
Independent trustees' fees and expenses	9,661
Registration fees	77,235
Audit	17,131
Legal	9,635
Interest	3,047
Miscellaneous	18,670
Total expenses before reductions	18,944,394
Expense reductions	(74,589)	18,869,805
Net investment income (loss)		25,480,328
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,745,757
Fidelity Central Funds	9,895,015
Futures contracts	475,152
Capital gain distributions from Fidelity Central Funds	201,837,553
Total net realized gain (loss)		241,953,477
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(10,774,519)
Fidelity Central Funds	(48,412,926)
Futures contracts	194,038
Total change in net unrealized appreciation (depreciation)		(58,993,407)
Net gain (loss)		182,960,070
Net increase (decrease) in net assets resulting from operations		$208,440,398

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,480,328	$54,125,891
Net realized gain (loss)	241,953,477	142,385,780
Change in net unrealized appreciation (depreciation)	(58,993,407)	422,604,357
Net increase (decrease) in net assets resulting from operations	208,440,398	619,116,028
Distributions to shareholders from net investment income	(57,952,363)	(54,427,264)
Distributions to shareholders from net realized gain	(140,405,075)	(8,449,917)
Total distributions	(198,357,438)	(62,877,181)
Share transactions - net increase (decrease)	283,251,169	165,309,125
Total increase (decrease) in net assets	293,334,129	721,547,972
Net Assets
Beginning of period	5,012,111,904	4,290,563,932
End of period	$5,305,446,033	$5,012,111,904
Other Information
Undistributed net investment income end of period	$5,795,567	$38,267,602

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 70% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.26	$19.78	$18.84	$21.24	$19.60	$17.33
Income from Investment Operations
Net investment income (loss)A	.08	.19	.22	.22	.21	.18
Net realized and unrealized gain (loss)	.82	2.53	1.70	(.80)	1.67	2.31
Total from investment operations	.90	2.72	1.92	(.58)	1.88	2.49
Distributions from net investment income	(.19)	(.20)	(.25)	(.22)	(.16)	(.19)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.81)	(.24)	(.98)	(1.82)	(.24)B	(.22)
Net asset value, end of period	$22.35	$22.26	$19.78	$18.84	$21.24	$19.60
Total ReturnC,D,E	4.02%	13.89%	10.57%	(2.96)%	9.65%	14.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.02%	1.02%	1.03%	1.03%	1.06%
Expenses net of fee waivers, if any	1.00%H	1.01%	1.02%	1.03%	1.03%	1.06%
Expenses net of all reductions	1.00%H	1.01%	1.02%	1.02%	1.03%	1.04%
Net investment income (loss)	.69%H	.90%	1.17%	1.07%	1.00%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$151,466	$146,562	$146,585	$134,849	$143,310	$127,865
Portfolio turnover rateI	27%H	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.25	$19.77	$18.82	$21.22	$19.58	$17.30
Income from Investment Operations
Net investment income (loss)A	.05	.13	.17	.17	.15	.13
Net realized and unrealized gain (loss)	.81	2.54	1.70	(.80)	1.67	2.32
Total from investment operations	.86	2.67	1.87	(.63)	1.82	2.45
Distributions from net investment income	(.14)	(.15)	(.20)	(.16)	(.11)	(.14)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.76)	(.19)	(.92)B	(1.77)C	(.18)	(.17)
Net asset value, end of period	$22.35	$22.25	$19.77	$18.82	$21.22	$19.58
Total ReturnD,E,F	3.85%	13.63%	10.31%	(3.25)%	9.38%	14.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.25%I	1.27%	1.28%	1.29%	1.29%	1.32%
Expenses net of fee waivers, if any	1.25%I	1.27%	1.28%	1.28%	1.29%	1.32%
Expenses net of all reductions	1.25%I	1.27%	1.28%	1.28%	1.29%	1.30%
Net investment income (loss)	.44%I	.64%	.91%	.81%	.74%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$58,860	$53,245	$48,149	$46,685	$49,337	$44,421
Portfolio turnover rateJ	27%I	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.726 per share.

 C Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.08	$19.63	$18.69	$21.08	$19.48	$17.23
Income from Investment Operations
Net investment income (loss)A	(.01)	.03	.08	.06	.05	.04
Net realized and unrealized gain (loss)	.81	2.51	1.69	(.78)	1.66	2.31
Total from investment operations	.80	2.54	1.77	(.72)	1.71	2.35
Distributions from net investment income	(.03)	(.05)	(.10)	(.07)	(.04)	(.07)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.64)B	(.09)	(.83)	(1.67)	(.11)	(.10)
Net asset value, end of period	$22.24	$22.08	$19.63	$18.69	$21.08	$19.48
Total ReturnC,D,E	3.63%	13.00%	9.78%	(3.69)%	8.82%	13.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.77%	1.78%	1.79%	1.79%	1.81%
Expenses net of fee waivers, if any	1.75%H	1.77%	1.78%	1.78%	1.79%	1.81%
Expenses net of all reductions	1.75%H	1.77%	1.78%	1.78%	1.78%	1.79%
Net investment income (loss)	(.07)%H	.14%	.41%	.32%	.25%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$61,412	$59,046	$56,605	$52,860	$55,104	$46,498
Portfolio turnover rateI	27%H	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.64 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.615 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.33	$19.84	$18.89	$21.30	$19.66	$17.38
Income from Investment Operations
Net investment income (loss)A	.11	.25	.28	.28	.27	.24
Net realized and unrealized gain (loss)	.82	2.54	1.71	(.80)	1.67	2.32
Total from investment operations	.93	2.79	1.99	(.52)	1.94	2.56
Distributions from net investment income	(.26)	(.26)	(.31)	(.28)	(.23)	(.25)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.88)	(.30)	(1.04)	(1.89)B	(.30)	(.28)
Net asset value, end of period	$22.38	$22.33	$19.84	$18.89	$21.30	$19.66
Total ReturnC,D	4.15%	14.25%	10.97%	(2.69)%	9.98%	14.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G	.71%	.72%	.72%	.73%	.75%
Expenses net of fee waivers, if any	.69%G	.71%	.71%	.72%	.73%	.75%
Expenses net of all reductions	.69%G	.70%	.71%	.71%	.72%	.73%
Net investment income (loss)	1.00%G	1.20%	1.48%	1.38%	1.31%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$4,955,858	$4,673,798	$3,996,905	$3,745,336	$3,729,256	$3,253,088
Portfolio turnover rateH	27%G	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.33	$19.85	$18.90	$21.31	$19.66	$17.38
Income from Investment Operations
Net investment income (loss)A	.11	.24	.28	.27	.26	.23
Net realized and unrealized gain (loss)	.81	2.54	1.70	(.80)	1.68	2.32
Total from investment operations	.92	2.78	1.98	(.53)	1.94	2.55
Distributions from net investment income	(.25)	(.26)	(.30)	(.27)	(.22)	(.24)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.87)	(.30)	(1.03)	(1.88)B	(.29)	(.27)
Net asset value, end of period	$22.38	$22.33	$19.85	$18.90	$21.31	$19.66
Total ReturnC,D	4.11%	14.22%	10.92%	(2.73)%	9.98%	14.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.74%	.74%	.76%	.77%	.79%
Expenses net of fee waivers, if any	.72%G	.74%	.74%	.76%	.77%	.79%
Expenses net of all reductions	.72%G	.73%	.74%	.75%	.77%	.77%
Net investment income (loss)	.96%G	1.17%	1.45%	1.34%	1.26%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$77,850	$79,461	$42,321	$42,581	$40,561	$31,955
Portfolio turnover rateH	27%G	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Microsoft Corp.	1.8
Amazon.com, Inc.	1.2
UnitedHealth Group, Inc.	0.7
Bank of America Corp.	0.7
NVIDIA Corp.	0.7
Tesla, Inc.	0.6
Alibaba Group Holding Ltd. sponsored ADR	0.6
JPMorgan Chase & Co.	0.6
Berkshire Hathaway, Inc. Class B	0.5
Becton, Dickinson & Co.	0.5
7.9

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Financials	17.6
Information Technology	15.7
Consumer Discretionary	10.6
Health Care	10.0
Industrials	8.1

Quality Diversification (% of fund's net assets)

As of March 31, 2018
U.S. Government and U.S. Government Agency Obligations	6.8%
AAA,AA,A	0.6%
BBB	1.3%
BB and Below	1.7%
Equities*	87.2%
Short-Term Investments and Net Other Assets	2.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Stock Class and Equity Futures*	87.4%
Bond Class	10.1%
Short-Term Class	2.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

Asset allocations in the pie chart reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 28.7% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 81.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	7,264,410	$49,470,632
Fidelity Consumer Discretionary Central Fund (a)	480,356	147,421,192
Fidelity Consumer Staples Central Fund (a)	425,584	88,721,531
Fidelity Emerging Markets Equity Central Fund (a)	432,341	110,674,876
Fidelity Energy Central Fund (a)	627,199	76,675,101
Fidelity Financials Central Fund (a)	2,526,056	266,170,550
Fidelity Health Care Central Fund (a)	485,865	195,439,161
Fidelity Industrials Central Fund (a)	478,418	139,056,842
Fidelity Information Technology Central Fund (a)	794,758	356,075,219
Fidelity International Equity Central Fund (a)	4,742,555	410,468,166
Fidelity Materials Central Fund (a)	165,351	40,806,919
Fidelity Real Estate Equity Central Fund (a)	97,594	9,807,177
Fidelity Telecom Services Central Fund (a)	153,591	26,264,113
Fidelity Utilities Central Fund (a)	235,061	41,441,311
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,338,487,031)		1,958,492,790

Fixed-Income Central Funds - 10.5%
High Yield Fixed-Income Funds - 1.0%
Fidelity Emerging Markets Debt Central Fund (a)	3,414	33,969
Fidelity Floating Rate Central Fund (a)	240,428	24,819,395

TOTAL HIGH YIELD FIXED-INCOME FUNDS		24,853,364

Investment Grade Fixed-Income Funds - 9.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	496,563	49,686,132
Fidelity Investment Grade Bond Central Fund (a)	1,682,942	179,418,487

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		229,104,619

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $254,224,139)		253,957,983

Money Market Central Funds - 1.0%
Fidelity Cash Central Fund, 1.72% (b)
(Cost $23,841,359)	23,836,591	23,841,359
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18 (c)
(Cost $1,538,239)	1,540,000	1,538,094
	Shares	Value

Investment Companies - 7.3%
iShares 20+ Year Treasury Bond ETF	321,593	$39,202,187
iShares Core MSCI Emerging Markets ETF	160,506	9,373,550
iShares MSCI Japan ETF	602,525	36,561,217
iShares S&P 500 Index ETF	345,973	91,810,855
TOTAL INVESTMENT COMPANIES
(Cost $169,198,530)		176,947,809
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,787,289,298)		2,414,778,035
NET OTHER ASSETS (LIABILITIES) - 0.0%		(700,343)
NET ASSETS - 100%		$2,414,077,692

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	287	June 2018	$28,708,610	$96,260	$96,260

The notional amount of futures sold as a percentage of Net Assets is 1.2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,365,325.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$234,115
Fidelity Commodity Strategy Central Fund	164,881
Fidelity Consumer Discretionary Central Fund	7,181,950
Fidelity Consumer Staples Central Fund	7,253,294
Fidelity Emerging Markets Debt Central Fund	1,309
Fidelity Emerging Markets Equity Central Fund	5,069,897
Fidelity Energy Central Fund	1,289,778
Fidelity Financials Central Fund	15,792,247
Fidelity Floating Rate Central Fund	581,004
Fidelity Health Care Central Fund	5,944,365
Fidelity High Income Central Fund 1	917,093
Fidelity Industrials Central Fund	6,808,773
Fidelity Inflation-Protected Bond Index Central Fund	209,112
Fidelity Information Technology Central Fund	38,564,410
Fidelity International Equity Central Fund	14,182,186
Fidelity Investment Grade Bond Central Fund	2,277,573
Fidelity Materials Central Fund	2,362,535
Fidelity Real Estate Equity Central Fund	466,007
Fidelity Securities Lending Cash Central Fund	707
Fidelity Telecom Services Central Fund	2,442,373
Fidelity Utilities Central Fund	2,658,423
Total	$ 114,402,032

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$40,160,339	$13,291,313	$6,058,426	$(82,747)	$2,160,153	$49,470,632	8.5%
Fidelity Consumer Discretionary Central Fund	111,046,259	30,055,500	3,055,038	(46,983)	9,421,454	147,421,192	7.6%
Fidelity Consumer Staples Central Fund	78,162,790	22,030,237	1,964,307	(121,147)	(9,386,042)	88,721,531	7.0%
Fidelity Emerging Markets Debt Central Fund	33,865	1,309	-	-	(1,205)	33,969	0.0%
Fidelity Emerging Markets Equity Central Fund	86,969,045	25,834,270	5,748,058	(4,295)	3,623,914	110,674,876	14.8%
Fidelity Energy Central Fund	60,960,803	15,479,836	1,645,029	586	1,878,905	76,675,101	7.1%
Fidelity Financials Central Fund	217,572,388	58,296,948	6,632,311	(204,329)	(2,862,146)	266,170,550	7.7%
Fidelity Floating Rate Central Fund	39,040,367	10,018,592	24,285,311	79,917	(34,170)	24,819,395	1.1%
Fidelity Health Care Central Fund	155,773,158	42,201,322	4,101,792	(68,568)	1,635,041	195,439,161	7.3%
Fidelity High Income Central Fund 1	15,947,127	3,213,109	18,252,461	192,359	(1,100,134)	-	0.0%
Fidelity Industrials Central Fund	112,101,336	29,573,386	3,084,695	(75,775)	542,590	139,056,842	7.6%
Fidelity Inflation-Protected Bond Index Central Fund	58,476,009	41,425,707	50,181,410	1,268,884	(1,303,058)	49,686,132	4.4%
Fidelity Information Technology Central Fund	273,784,795	98,617,770	13,849,032	379,938	(2,858,252)	356,075,219	7.3%
Fidelity International Equity Central Fund	373,604,561	79,023,599	36,967,611	(622,842)	(4,569,541)	410,468,166	14.3%
Fidelity Investment Grade Bond Central Fund	153,515,712	43,064,658	13,798,141	(16,605)	(3,347,137)	179,418,487	2.4%
Fidelity Materials Central Fund	36,333,544	9,211,453	2,379,051	33,818	(2,392,845)	40,806,919	8.0%
Fidelity Real Estate Equity Central Fund	9,408,516	2,007,317	465,389	(33,191)	(1,110,076)	9,807,177	8.8%
Fidelity Telecom Services Central Fund	25,740,254	6,922,523	2,494,627	(154,941)	(3,749,096)	26,264,113	7.2%
Fidelity Utilities Central Fund	35,721,801	9,079,635	1,782,282	(17,180)	(1,560,663)	41,441,311	7.5%
Total	$1,884,352,669	$539,348,484	$196,744,971	$506,899	$(15,012,308)	$2,212,450,773

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,958,492,790	$1,958,492,790	$--	$--
Fixed-Income Central Funds	253,957,983	253,957,983	--	--
Money Market Central Funds	23,841,359	23,841,359	--	--
Other Short-Term Investments	1,538,094	--	1,538,094	--
Investment Companies	176,947,809	176,947,809	--	--
Total Investments in Securities:	$2,414,778,035	$2,413,239,941	$1,538,094	$--
Derivative Instruments:
Assets
Futures Contracts	$96,260	$96,260	$--	$--
Total Assets	$96,260	$96,260	$--	$--
Total Derivative Instruments:	$96,260	$96,260	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$96,260	$0
Total Equity Risk	96,260	0
Total Value of Derivatives	$96,260	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	71.3%
Japan	3.9%
United Kingdom	3.8%
Cayman Islands	2.3%
France	1.8%
Germany	1.6%
Netherlands	1.5%
Switzerland	1.4%
Canada	1.3%
Taiwan	1.3%
Others (Individually Less Than 1%)	9.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $170,736,769)	$178,485,903
Fidelity Central Funds (cost $1,616,552,529)	2,236,292,132
Total Investment in Securities (cost $1,787,289,298)		$2,414,778,035
Receivable for investments sold		1,140,794
Receivable for fund shares sold		1,147,494
Distributions receivable from Fidelity Central Funds		57,190
Prepaid expenses		1,589
Other receivables		9,870
Total assets		2,417,134,972
Liabilities
Payable for investments purchased	$1,990
Payable for fund shares redeemed	1,221,275
Accrued management fee	1,097,914
Transfer agent fee payable	271,690
Distribution and service plan fees payable	72,260
Payable for daily variation margin on futures contracts	276,955
Other affiliated payables	60,611
Other payables and accrued expenses	54,585
Total liabilities		3,057,280
Net Assets		$2,414,077,692
Net Assets consist of:
Paid in capital		$1,901,804,436
Undistributed net investment income		595,835
Accumulated undistributed net realized gain (loss) on investments		(115,907,576)
Net unrealized appreciation (depreciation) on investments		627,584,997
Net Assets		$2,414,077,692
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($101,137,629 ÷ 5,216,527 shares)		$19.39
Maximum offering price per share (100/94.25 of $19.39)		$20.57
Class M:
Net Asset Value and redemption price per share ($27,109,009 ÷ 1,405,849 shares)		$19.28
Maximum offering price per share (100/96.50 of $19.28)		$19.98
Class C:
Net Asset Value and offering price per share ($47,451,787 ÷ 2,489,178 shares)(a)		$19.06
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($2,192,965,140 ÷ 112,162,686 shares)		$19.55
Class I:
Net Asset Value, offering price and redemption price per share ($45,414,127 ÷ 2,329,678 shares)		$19.49

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$2,298,000
Interest		6,965
Income from Fidelity Central Funds		14,293,751
Total income		16,598,716
Expenses
Management fee	$6,152,771
Transfer agent fees	1,544,966
Distribution and service plan fees	423,635
Accounting and security lending fees	341,424
Custodian fees and expenses	1,260
Independent trustees' fees and expenses	4,068
Registration fees	90,258
Audit	17,131
Legal	4,002
Miscellaneous	7,760
Total expenses before reductions	8,587,275
Expense reductions	(34,795)	8,552,480
Net investment income (loss)		8,046,236
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,315,172
Fidelity Central Funds	507,011
Futures contracts	1,785,482
Capital gain distributions from Fidelity Central Funds	100,108,281
Total net realized gain (loss)		114,715,946
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,201,041)
Fidelity Central Funds	(15,012,308)
Futures contracts	96,260
Total change in net unrealized appreciation (depreciation)		(20,117,089)
Net gain (loss)		94,598,857
Net increase (decrease) in net assets resulting from operations		$102,645,093

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,046,236	$18,177,784
Net realized gain (loss)	114,715,946	47,764,193
Change in net unrealized appreciation (depreciation)	(20,117,089)	224,502,899
Net increase (decrease) in net assets resulting from operations	102,645,093	290,444,876
Distributions to shareholders from net investment income	(20,443,842)	(16,457,489)
Distributions to shareholders from net realized gain	(50,072,968)	(4,681,267)
Total distributions	(70,516,810)	(21,138,756)
Share transactions - net increase (decrease)	349,196,259	132,023,041
Total increase (decrease) in net assets	381,324,542	401,329,161
Net Assets
Beginning of period	2,032,753,150	1,631,423,989
End of period	$2,414,077,692	$2,032,753,150
Other Information
Undistributed net investment income end of period	$595,835	$12,993,441

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 85% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.02	$16.45	$15.42	$17.64	$16.38	$14.03
Income from Investment Operations
Net investment income (loss)A	.04	.13	.14	.14	.16	.14
Net realized and unrealized gain (loss)	.92	2.61	1.59	(.77)	1.64	2.38
Total from investment operations	.96	2.74	1.73	(.63)	1.80	2.52
Distributions from net investment income	(.14)	(.13)	(.17)	(.17)	(.11)	(.14)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.59)	(.17)B	(.70)	(1.59)C	(.54)D	(.17)E
Net asset value, end of period	$19.39	$19.02	$16.45	$15.42	$17.64	$16.38
Total ReturnF,G,H	5.04%	16.83%	11.62%	(3.86)%	11.24%	18.14%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.02%K	1.04%	1.05%	1.05%	1.04%	1.05%
Expenses net of fee waivers, if any	1.02%K	1.04%	1.05%	1.05%	1.04%	1.05%
Expenses net of all reductions	1.02%K	1.03%	1.05%	1.04%	1.04%	1.03%
Net investment income (loss)	.45%K	.74%	.90%	.85%	.92%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$101,138	$92,868	$78,147	$66,006	$66,659	$82,805
Portfolio turnover rateL	30%K	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.047 per share.

 C Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.91	$16.34	$15.32	$17.56	$16.32	$13.97
Income from Investment Operations
Net investment income (loss)A	.02	.08	.10	.10	.11	.09
Net realized and unrealized gain (loss)	.89	2.61	1.58	(.78)	1.63	2.38
Total from investment operations	.91	2.69	1.68	(.68)	1.74	2.47
Distributions from net investment income	(.09)	(.07)	(.13)	(.13)	(.08)	(.10)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.54)	(.12)	(.66)	(1.56)	(.50)	(.12)
Net asset value, end of period	$19.28	$18.91	$16.34	$15.32	$17.56	$16.32
Total ReturnB,C,D	4.83%	16.54%	11.31%	(4.21)%	10.92%	17.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.29%G	1.31%	1.32%	1.33%	1.33%	1.35%
Expenses net of fee waivers, if any	1.29%G	1.31%	1.32%	1.33%	1.33%	1.35%
Expenses net of all reductions	1.29%G	1.31%	1.32%	1.32%	1.33%	1.33%
Net investment income (loss)	.17%G	.46%	.63%	.57%	.63%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$27,109	$24,207	$19,582	$18,991	$17,690	$13,606
Portfolio turnover rateH	30%G	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.65	$16.14	$15.14	$17.37	$16.16	$13.85
Income from Investment Operations
Net investment income (loss)A	(.03)	–B	.02	.02	.03	.02
Net realized and unrealized gain (loss)	.89	2.56	1.57	(.76)	1.61	2.35
Total from investment operations	.86	2.56	1.59	(.74)	1.64	2.37
Distributions from net investment income	–B	(.01)	(.06)	(.06)	(.01)	(.04)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.45)	(.05)C	(.59)	(1.49)	(.43)	(.06)
Net asset value, end of period	$19.06	$18.65	$16.14	$15.14	$17.37	$16.16
Total ReturnD,E,F	4.62%	15.94%	10.80%	(4.62)%	10.37%	17.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.77%I	1.79%	1.80%	1.81%	1.81%	1.84%
Expenses net of fee waivers, if any	1.77%I	1.79%	1.80%	1.81%	1.81%	1.83%
Expenses net of all reductions	1.77%I	1.78%	1.80%	1.80%	1.81%	1.81%
Net investment income (loss)	(.31)%I	(.01)%	.15%	.10%	.15%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$47,452	$44,313	$38,916	$34,590	$30,717	$21,781
Portfolio turnover rateJ	30%I	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.047 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.20	$16.60	$15.56	$17.79	$16.52	$14.14
Income from Investment Operations
Net investment income (loss)A	.07	.19	.19	.20	.21	.18
Net realized and unrealized gain (loss)	.92	2.63	1.60	(.78)	1.65	2.40
Total from investment operations	.99	2.82	1.79	(.58)	1.86	2.58
Distributions from net investment income	(.19)	(.17)	(.22)	(.23)	(.17)	(.18)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.64)	(.22)	(.75)	(1.65)B	(.59)	(.20)
Net asset value, end of period	$19.55	$19.20	$16.60	$15.56	$17.79	$16.52
Total ReturnC,D	5.18%	17.20%	11.92%	(3.54)%	11.54%	18.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.73%	.74%	.75%	.74%	.77%
Expenses net of fee waivers, if any	.71%G	.73%	.74%	.75%	.74%	.77%
Expenses net of all reductions	.71%G	.73%	.74%	.74%	.74%	.75%
Net investment income (loss)	.75%G	1.05%	1.21%	1.16%	1.21%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$2,192,965	$1,832,601	$1,454,033	$1,350,006	$1,433,196	$1,100,838
Portfolio turnover rateH	30%G	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.15	$16.55	$15.51	$17.74	$16.48	$14.11
Income from Investment Operations
Net investment income (loss)A	.07	.18	.19	.19	.21	.18
Net realized and unrealized gain (loss)	.91	2.63	1.60	(.76)	1.64	2.39
Total from investment operations	.98	2.81	1.79	(.57)	1.85	2.57
Distributions from net investment income	(.19)	(.16)	(.21)	(.23)	(.16)	(.17)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.64)	(.21)	(.75)B	(1.66)	(.59)C	(.20)D
Net asset value, end of period	$19.49	$19.15	$16.55	$15.51	$17.74	$16.48
Total ReturnE,F	5.13%	17.16%	11.93%	(3.52)%	11.49%	18.45%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.76%	.75%	.76%	.76%	.79%
Expenses net of fee waivers, if any	.75%I	.76%	.75%	.76%	.76%	.79%
Expenses net of all reductions	.74%I	.75%	.75%	.75%	.76%	.77%
Net investment income (loss)	.72%I	1.02%	1.20%	1.15%	1.19%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$45,414	$38,765	$40,747	$38,697	$41,775	$13,088
Portfolio turnover rateJ	30%I	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.533 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2018

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Asset Manager and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.05%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.07%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than .005%
Fidelity International Credit Central Fund	FMRC	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Options Restricted Securities Swaps	.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2018 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$4,903,596,598	$220,920,192	$(30,508,413)	$190,411,779
Fidelity Asset Manager 30%	1,382,094,736	80,962,466	(11,267,247)	69,695,219
Fidelity Asset Manager 40%	1,483,652,454	130,096,677	(10,951,688)	119,144,989
Fidelity Asset Manager 50%	8,090,969,594	1,117,455,514	(44,441,388)	1,073,014,126
Fidelity Asset Manager 60%	1,995,820,958	287,254,298	(13,217,436)	274,036,862
Fidelity Asset Manager 70%	4,417,861,133	910,302,256	(19,221,884)	891,080,372
Fidelity Asset Manager 85%	1,987,469,789	439,122,997	(11,718,491)	427,404,506

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	558,209,064	500,301,743
Fidelity Asset Manager 30%	350,834,819	137,241,108
Fidelity Asset Manager 40%	335,130,459	164,089,931
Fidelity Asset Manager 50%	1,571,887,234	925,055,867
Fidelity Asset Manager 60%	555,306,777	229,623,056
Fidelity Asset Manager 70%	1,059,862,161	707,813,418
Fidelity Asset Manager 85%	722,769,433	335,905,373

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.24%	.49%
Fidelity Asset Manager 60%	.30%	.24%	.54%
Fidelity Asset Manager 70%	.30%	.24%	.54%
Fidelity Asset Manager 85%	.30%	.24%	.54%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$48,958	$3,557
Class M	.25%	.25%	59,692	328
Class C	.75%	.25%	141,575	16,747
			$250,225	$20,632
Fidelity Asset Manager 30%
Class A	-%	.25%	$31,519	$643
Class M	.25%	.25%	34,028	77
Class C	.75%	.25%	113,683	13,450
			$179,230	$14,170
Fidelity Asset Manager 40%
Class A	-%	.25%	$46,737	$1,698
Class M	.25%	.25%	30,692	175
Class C	.75%	.25%	120,795	19,311
			$198,224	$21,184
Fidelity Asset Manager 50%
Class A	-%	.25%	$99,735	$2,674
Class M	.25%	.25%	97,476	660
Class C	.75%	.25%	220,507	27,683
			$417,718	$31,017
Fidelity Asset Manager 60%
Class A	-%	.25%	$79,642	$1,388
Class M	.25%	.25%	54,830	176
Class C	.75%	.25%	192,565	29,256
			$327,037	$30,820
Fidelity Asset Manager 70%
Class A	-%	.25%	$189,139	$5,702
Class M	.25%	.25%	143,028	1,793
Class C	.75%	.25%	308,379	32,969
			$640,546	$40,464
Fidelity Asset Manager 85%
Class A	-%	.25%	$123,869	$1,503
Class M	.25%	.25%	65,828	236
Class C	.75%	.25%	233,938	39,876
			$423,635	$41,615

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$5,001
Class M	3,009
Class C(a)	3,228
$11,238
Fidelity Asset Manager 30%
Class A	$22,271
Class M	1,977
Class C(a)	1,254
$25,502
Fidelity Asset Manager 40%
Class A	$10,986
Class M	1,978
Class C(a)	2,252
$15,216
Fidelity Asset Manager 50%
Class A	$28,462
Class M	7,587
Class C(a)	4,603
$40,652
Fidelity Asset Manager 60%
Class A	$33,791
Class M	6,720
Class C(a)	3,901
$44,412
Fidelity Asset Manager 70%
Class A	$64,930
Class M	15,315
Class C(a)	2,338
$82,583
Fidelity Asset Manager 85%
Class A	$63,871
Class M	9,838
Class C(a)	3,624
$77,333

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Asset Manager 20%
Class A	$29,447.15
Class M	19,303.16
Class C	21,906.15
Asset Manager 20%	1,954,361.08
Class I	26,991.11
	$2,052,008
Fidelity Asset Manager 30%
Class A	$16,724.13
Class M	9,487.14
Class C	17,430.15
Asset Manager 30%	469,391.07
Class I	16,695.16
	$529,727
Fidelity Asset Manager 40%
Class A	$24,955.13
Class M	9,219.15
Class C	17,741.15
Asset Manager 40%	549,860.08
Class I	11,953.11
	$613,728
Fidelity Asset Manager 50%
Class A	$72,829.18
Class M	35,125.18
Class C	41,743.19
Asset Manager 50%	5,266,063.12
Class I	35,882.16
	$5,451,642
Fidelity Asset Manager 60%
Class A	$54,950.17
Class M	18,689.17
Class C	33,690.18
Asset Manager 60%	1,071,791.11
Class I	19,783.14
	$1,198,903
Fidelity Asset Manager 70%
Class A	$133,287.18
Class M	51,113.18
Class C	55,499.18
Asset Manager 70%	2,926,687.12
Class I	61,134.15
	$3,227,720
Fidelity Asset Manager 85%
Class A	$92,091.19
Class M	27,561.21
Class C	44,381.19
Asset Manager 85%	1,346,040.13
Class I	34,893.17
	$1,544,966

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Asset Manager 20%	.02
Fidelity Asset Manager 30%	.03
Fidelity Asset Manager 40%	.03
Fidelity Asset Manager 50%	.02
Fidelity Asset Manager 60%	.04
Fidelity Asset Manager 70%	.03
Fidelity Asset Manager 85%	.03

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 20%	$116
Fidelity Asset Manager 30%	106
Fidelity Asset Manager 40%	163
Fidelity Asset Manager 50%	1,176
Fidelity Asset Manager 60%	444
Fidelity Asset Manager 70%	797
Fidelity Asset Manager 85%	511

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 60%	Borrower	$8,387,000	1.62%	$1,510
Fidelity Asset Manager 70%	Borrower	$16,928,000	1.62%	$3,047

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$10,369
Fidelity Asset Manager 30%	2,623
Fidelity Asset Manager 40%	3,058
Fidelity Asset Manager 50%	17,870
Fidelity Asset Manager 60%	4,222
Fidelity Asset Manager 70%	10,547
Fidelity Asset Manager 85%	4,414

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM. Security lending activity was as follows:

Total Security Lending Income
Fidelity Asset Manager 20%	$92,937
Fidelity Asset Manager 30%	$648
Fidelity Asset Manager 40%	$14,509
Fidelity Asset Manager 50%	$137,785
Fidelity Asset Manager 70%	$25,960
Fidelity Asset Manager 85%	$707

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$24,131	$14
Fidelity Asset Manager 30%	6,657	35
Fidelity Asset Manager 40%	9,269	40
Fidelity Asset Manager 50%	68,417	16
Fidelity Asset Manager 60%	16,194	68
Fidelity Asset Manager 70%	48,441	35
Fidelity Asset Manager 85%	23,829	56

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%	$15,189
Fidelity Asset Manager 30%	3,973
Fidelity Asset Manager 40%	4,574
Fidelity Asset Manager 50%	44,104
Fidelity Asset Manager 60%	10,449
Fidelity Asset Manager 70%	26,113
Fidelity Asset Manager 85%	10,910

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2018	Year ended September 30, 2017
Fidelity Asset Manager 20%
From net investment income
Class A	$242,496	$465,326
Class M	118,681	218,268
Class C	73,845	125,140
Asset Manager 20%	37,939,734	71,663,660
Class I	374,350	604,065
Total	$38,749,106	$73,076,459
From net realized gain
Class A	$779,626	$201,955
Class M	493,663	122,470
Class C	574,273	143,376
Asset Manager 20%	97,924,513	23,396,559
Class I	1,051,312	180,386
Total	$100,823,387	$24,044,746
Fidelity Asset Manager 30%
From net investment income
Class A	$146,931	$249,688
Class M	63,949	114,184
Class C	54,272	98,796
Asset Manager 30%	9,491,931	15,027,037
Class I	155,626	232,014
Total	$9,912,709	$15,721,719
From net realized gain
Class A	$409,514	$44,144
Class M	218,213	25,407
Class C	374,145	44,596
Asset Manager 30%	20,223,846	1,985,082
Class I	364,145	30,327
Total	$21,589,863	$2,129,556
Fidelity Asset Manager 40%
From net investment income
Class A	$246,844	$423,343
Class M	65,299	97,630
Class C	67,502	92,822
Asset Manager 40%	11,541,885	17,100,221
Class I	172,698	233,358
Total	$12,094,228	$17,947,374
From net realized gain
Class A	$566,952	$68,489
Class M	187,948	18,911
Class C	373,661	39,642
Asset Manager 40%	22,032,579	2,046,819
Class I	341,273	26,540
Total	$23,502,413	$2,200,401
Fidelity Asset Manager 50%
From net investment income
Class A	$479,166	$800,388
Class M	186,932	270,254
Class C	106,921	152,743
Asset Manager 50%	66,116,640	105,721,259
Class I	335,048	508,521
Total	$67,224,707	$107,453,165
From net realized gain
Class A	$2,261,536	$392,639
Class M	1,094,410	168,876
Class C	1,270,444	215,018
Asset Manager 50%	246,849,451	38,686,111
Class I	1,287,526	183,136
Total	$252,763,367	$39,645,780
Fidelity Asset Manager 60%
From net investment income
Class A	$545,716	$574,614
Class M	139,840	136,576
Class C	67,250	118,898
Asset Manager 60%	22,699,274	20,317,579
Class I	302,693	302,927
Total	$23,754,773	$21,450,594
From net realized gain
Class A	$1,104,992	$109,926
Class M	380,291	33,760
Class C	681,674	67,071
Asset Manager 60%	34,202,284	2,921,482
Class I	475,356	44,135
Total	$36,844,597	$3,176,374
Fidelity Asset Manager 70%
From net investment income
Class A	$1,241,056	$1,422,489
Class M	351,280	361,006
Class C	75,950	148,268
Asset Manager 70%	55,395,629	51,630,613
Class I	888,448	864,888
Total	$57,952,363	$54,427,264
From net realized gain
Class A	$4,015,839	$281,609
Class M	1,521,131	93,861
Class C	1,667,916	111,201
Asset Manager 70%	131,031,955	7,834,993
Class I	2,168,234	128,253
Total	$140,405,075	$8,449,917
Fidelity Asset Manager 85%
From net investment income
Class A	$673,921	$599,758
Class M	121,986	79,695
Class C	2,543	16,877
Asset Manager 85%	19,249,022	15,515,608
Class I	396,370	245,551
Total	$20,443,842	$16,457,489
From net realized gain
Class A	$2,234,809	$225,509
Class M	597,944	55,083
Class C	1,079,231	113,321
Asset Manager 85%	45,215,149	4,215,223
Class I	945,835	72,131
Total	$50,072,968	$4,681,267

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2018	Year ended September 30, 2017	Six months ended March 31, 2018	Year ended September 30, 2017
Fidelity Asset Manager 20%
Class A
Shares sold	222,750	929,632	$2,996,536	$12,344,270
Reinvestment of distributions	75,794	49,500	1,014,332	650,956
Shares redeemed	(333,512)	(1,231,578)	(4,509,824)	(16,255,705)
Net increase (decrease)	(34,968)	(252,446)	$(498,956)	$(3,260,479)
Class M
Shares sold	334,258	226,350	$4,513,963	$2,993,573
Reinvestment of distributions	45,837	23,005	612,325	301,848
Shares redeemed	(275,988)	(483,398)	(3,721,791)	(6,392,472)
Net increase (decrease)	104,107	(234,043)	$1,404,497	$(3,097,051)
Class C
Shares sold	243,499	435,126	$3,258,370	$5,728,582
Reinvestment of distributions	48,167	19,453	640,821	253,251
Shares redeemed	(287,498)	(588,259)	(3,840,097)	(7,735,444)
Net increase (decrease)	4,168	(133,680)	$59,094	$(1,753,611)
Asset Manager 20%
Shares sold	32,031,983	55,544,412	$433,018,324	$736,787,752
Reinvestment of distributions	9,821,012	6,977,747	131,653,238	92,013,033
Shares redeemed	(36,307,446)	(65,049,932)	(490,325,613)	(862,709,991)
Net increase (decrease)	5,545,549	(2,527,773)	$74,345,949	$(33,909,206)
Class I
Shares sold	1,002,007	2,731,056	$13,533,637	$36,210,143
Reinvestment of distributions	91,219	49,714	1,221,870	656,105
Shares redeemed	(1,529,113)	(1,135,799)	(20,659,858)	(15,103,846)
Net increase (decrease)	(435,887)	1,644,971	$(5,904,351)	$21,762,402
Fidelity Asset Manager 30%
Class A
Shares sold	595,056	397,021	$6,630,819	$4,297,032
Reinvestment of distributions	50,219	27,356	555,827	292,122
Shares redeemed	(310,486)	(650,225)	(3,446,546)	(6,921,443)
Net increase (decrease)	334,789	(225,848)	$3,740,100	$(2,332,289)
Class M
Shares sold	184,263	401,154	$2,049,157	$4,319,195
Reinvestment of distributions	25,519	13,088	282,162	139,462
Shares redeemed	(85,790)	(355,937)	(956,862)	(3,827,147)
Net increase (decrease)	123,992	58,305	$1,374,457	$631,510
Class C
Shares sold	506,933	352,268	$5,625,113	$3,759,300
Reinvestment of distributions	38,932	13,415	428,417	141,610
Shares redeemed	(231,843)	(508,448)	(2,560,289)	(5,424,359)
Net increase (decrease)	314,022	(142,765)	$3,493,241	$(1,523,449)
Asset Manager 30%
Shares sold	33,954,973	34,021,799	$378,539,681	$366,499,941
Reinvestment of distributions	2,619,500	1,555,960	28,996,553	16,641,732
Shares redeemed	(15,115,761)	(21,263,550)	(168,064,837)	(228,091,063)
Net increase (decrease)	21,458,712	14,314,209	$239,471,397	$155,050,610
Class I
Shares sold	623,984	1,054,544	$6,953,019	$11,284,732
Reinvestment of distributions	39,868	21,717	441,321	232,556
Shares redeemed	(527,663)	(313,644)	(5,883,835)	(3,361,648)
Net increase (decrease)	136,189	762,617	$1,510,505	$8,155,640
Fidelity Asset Manager 40%
Class A
Shares sold	423,528	877,906	$4,986,004	$9,730,115
Reinvestment of distributions	69,726	44,241	813,699	485,863
Shares redeemed	(417,613)	(1,477,333)	(4,901,654)	(16,287,544)
Net increase (decrease)	75,641	(555,186)	$898,049	$(6,071,566)
Class M
Shares sold	140,301	222,984	$1,653,034	$2,487,189
Reinvestment of distributions	21,627	9,795	252,176	107,749
Shares redeemed	(87,141)	(173,250)	(1,023,147)	(1,953,193)
Net increase (decrease)	74,787	59,529	$882,063	$641,745
Class C
Shares sold	358,348	473,934	$4,194,430	$5,253,055
Reinvestment of distributions	37,217	11,592	432,835	126,609
Shares redeemed	(301,925)	(498,583)	(3,531,430)	(5,535,845)
Net increase (decrease)	93,640	(13,057)	$1,095,835	$(156,181)
Asset Manager 40%
Shares sold	24,125,757	36,535,552	$283,934,315	$406,930,421
Reinvestment of distributions	2,825,797	1,704,627	32,952,868	18,767,872
Shares redeemed	(12,893,799)	(22,052,939)	(151,469,352)	(245,424,174)
Net increase (decrease)	14,057,755	16,187,240	$165,417,831	$180,274,119
Class I
Shares sold	728,937	1,078,872	$8,573,929	$12,118,958
Reinvestment of distributions	41,629	21,026	485,446	231,854
Shares redeemed	(410,786)	(801,679)	(4,829,904)	(8,905,276)
Net increase (decrease)	359,780	298,219	$4,229,471	$3,445,536
Fidelity Asset Manager 50%
Class A
Shares sold	598,949	696,145	$11,028,183	$12,078,631
Reinvestment of distributions	146,823	67,977	2,666,731	1,152,010
Shares redeemed	(417,459)	(1,224,844)	(7,680,931)	(21,134,081)
Net increase (decrease)	328,313	(460,722)	$6,013,983	$(7,903,440)
Class M
Shares sold	328,393	423,161	$6,055,534	$7,392,749
Reinvestment of distributions	70,532	25,807	1,280,216	436,835
Shares redeemed	(171,115)	(386,620)	(3,143,613)	(6,736,087)
Net increase (decrease)	227,810	62,348	$4,192,137	$1,093,497
Class C
Shares sold	458,179	340,870	$8,363,689	$5,887,786
Reinvestment of distributions	72,384	20,203	1,306,148	338,683
Shares redeemed	(351,136)	(595,504)	(6,373,540)	(10,229,085)
Net increase (decrease)	179,427	(234,431)	$3,296,297	$(4,002,616)
Asset Manager 50%
Shares sold	50,743,758	56,236,907	$938,921,450	$981,018,081
Reinvestment of distributions	16,660,234	8,212,171	303,646,786	139,975,913
Shares redeemed	(36,765,437)	(56,721,036)	(679,270,961)	(985,831,385)
Net increase (decrease)	30,638,555	7,728,042	$563,297,275	$135,162,609
Class I
Shares sold	737,327	854,961	$13,559,212	$14,920,560
Reinvestment of distributions	82,840	39,923	1,507,319	679,207
Shares redeemed	(320,404)	(917,108)	(5,889,035)	(15,802,385)
Net increase (decrease)	499,763	(22,224)	$9,177,496	$(202,618)
Fidelity Asset Manager 60%
Class A
Shares sold	833,778	931,362	$10,534,969	$10,883,929
Reinvestment of distributions	131,843	61,079	1,646,723	677,363
Shares redeemed	(589,573)	(1,489,441)	(7,441,097)	(17,195,209)
Net increase (decrease)	376,048	(497,000)	$4,740,595	$(5,633,917)
Class M
Shares sold	177,692	394,411	$2,252,161	$4,575,221
Reinvestment of distributions	41,694	15,294	518,672	169,000
Shares redeemed	(94,065)	(220,006)	(1,184,283)	(2,555,023)
Net increase (decrease)	125,321	189,699	$1,586,550	$2,189,198
Class C
Shares sold	342,088	599,190	$4,256,811	$6,905,093
Reinvestment of distributions	60,789	16,627	748,924	182,067
Shares redeemed	(312,109)	(631,642)	(3,858,805)	(7,219,433)
Net increase (decrease)	90,768	(15,825)	$1,146,930	$(132,273)
Asset Manager 60%
Shares sold	31,743,229	41,538,724	$403,144,208	$482,471,523
Reinvestment of distributions	4,491,396	2,066,190	56,232,282	22,976,032
Shares redeemed	(13,268,616)	(23,949,927)	(168,436,784)	(279,473,801)
Net increase (decrease)	22,966,009	19,654,987	$290,939,706	$225,973,754
Class I
Shares sold	432,411	944,129	$5,494,951	$10,858,113
Reinvestment of distributions	59,635	30,159	747,230	335,370
Shares redeemed	(348,602)	(507,530)	(4,430,335)	(5,965,290)
Net increase (decrease)	143,444	466,758	$1,811,846	$5,228,193
Fidelity Asset Manager 70%
Class A
Shares sold	533,623	887,378	$12,113,955	$18,402,274
Reinvestment of distributions	226,837	83,042	5,065,264	1,630,123
Shares redeemed	(565,496)	(1,796,443)	(12,876,576)	(37,011,764)
Net increase (decrease)	194,964	(826,023)	$4,302,643	$(16,979,367)
Class M
Shares sold	279,666	363,861	$6,368,487	$7,535,388
Reinvestment of distributions	83,182	22,716	1,859,121	446,368
Shares redeemed	(122,506)	(428,292)	(2,779,372)	(8,810,629)
Net increase (decrease)	240,342	(41,715)	$5,448,236	$(828,873)
Class C
Shares sold	231,441	314,728	$5,229,371	$6,468,087
Reinvestment of distributions	76,452	12,475	1,701,830	244,259
Shares redeemed	(219,890)	(537,179)	(4,982,662)	(11,090,417)
Net increase (decrease)	88,003	(209,976)	$1,948,539	$(4,378,071)
Asset Manager 70%
Shares sold	23,975,827	31,723,829	$545,780,012	$655,201,216
Reinvestment of distributions	8,199,183	2,973,304	183,169,740	58,395,683
Shares redeemed	(20,043,584)	(26,825,357)	(455,517,859)	(554,783,377)
Net increase (decrease)	12,131,426	7,871,776	$273,431,893	$158,813,522
Class I
Shares sold	253,114	1,931,604	$5,738,767	$39,174,674
Reinvestment of distributions	134,131	49,865	2,997,831	979,352
Shares redeemed	(467,977)	(554,336)	(10,616,740)	(11,472,112)
Net increase (decrease)	(80,732)	1,427,133	$(1,880,142)	$28,681,914
Fidelity Asset Manager 85%
Class A
Shares sold	620,768	977,292	$12,188,289	$17,109,303
Reinvestment of distributions	149,653	49,655	2,894,283	815,826
Shares redeemed	(436,130)	(894,317)	(8,560,108)	(15,584,471)
Net increase (decrease)	334,291	132,630	$6,522,464	$2,340,658
Class M
Shares sold	179,625	318,362	$3,514,327	$5,496,511
Reinvestment of distributions	37,234	8,195	716,755	134,067
Shares redeemed	(91,450)	(244,360)	(1,777,667)	(4,115,837)
Net increase (decrease)	125,409	82,197	$2,453,415	$1,514,741
Class C
Shares sold	401,404	451,692	$7,740,206	$7,751,603
Reinvestment of distributions	56,215	7,948	1,070,898	128,834
Shares redeemed	(344,106)	(495,020)	(6,651,664)	(8,479,538)
Net increase (decrease)	113,513	(35,380)	$2,159,440	$(599,101)
Asset Manager 85%
Shares sold	22,893,957	20,893,892	$454,742,274	$364,575,027
Reinvestment of distributions	3,264,850	1,176,883	63,631,927	19,477,413
Shares redeemed	(9,434,729)	(14,201,443)	(186,338,696)	(249,249,768)
Net increase (decrease)	16,724,078	7,869,332	$332,035,505	$134,802,672
Class I
Shares sold	459,819	955,142	$9,096,473	$17,194,185
Reinvestment of distributions	67,136	18,960	1,304,444	312,833
Shares redeemed	(221,843)	(1,411,651)	(4,375,482)	(23,542,947)
Net increase (decrease)	305,112	(437,549)	$6,025,435	$(6,035,929)

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following Fund:

Fund	% of shares held
Fidelity Asset Manager 60%	34%

13. Reorganization.

Subsequent to period end, on April 27, 2018, Fidelity Asset Manager 60% (the Fund) acquired all of the assets and assumed all of the liabilities of the Fidelity Global Balanced Fund and Fidelity Global Strategies Fund ("Target Funds") pursuant to an Agreement and Plan of Reorganization (the Agreement) approved by the Board of Trustees ("the Board"). The reorganization was accomplished by an exchange of shares of the Fund for corresponding shares then outstanding of each Target Fund, at their net asset value on the acquisition date. The reorganization provided shareholders of each Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Global Balanced Fund net assets of $470,010,359, including securities of $469,048,216 and unrealized appreciation of $2,799,938; and Fidelity Global Strategies Fund net assets of $162,277,994, including securities of $162,279,356 and unrealized appreciation of $1,167,869, were combined with the Fund's net assets of $2,278,829,037 for total net assets after the reorganization of $2,911,117,390.

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Fidelity Asset Manager 20%
Class A	.84%
Actual		$1,000.00	$1,007.70	$4.20
Hypothetical-C		$1,000.00	$1,020.74	$4.23
Class M	1.10%
Actual		$1,000.00	$1,006.50	$5.50
Hypothetical-C		$1,000.00	$1,019.45	$5.54
Class C	1.59%
Actual		$1,000.00	$1,004.10	$7.94
Hypothetical-C		$1,000.00	$1,017.00	$8.00
Asset Manager 20%	.52%
Actual		$1,000.00	$1,009.30	$2.60
Hypothetical-C		$1,000.00	$1,022.34	$2.62
Class I	.55%
Actual		$1,000.00	$1,009.10	$2.75
Hypothetical-C		$1,000.00	$1,022.19	$2.77
Fidelity Asset Manager 30%
Class A	.84%
Actual		$1,000.00	$1,013.20	$4.22
Hypothetical-C		$1,000.00	$1,020.74	$4.23
Class M	1.10%
Actual		$1,000.00	$1,011.10	$5.52
Hypothetical-C		$1,000.00	$1,019.45	$5.54
Class C	1.62%
Actual		$1,000.00	$1,009.70	$8.12
Hypothetical-C		$1,000.00	$1,016.85	$8.15
Asset Manager 30%	.53%
Actual		$1,000.00	$1,014.90	$2.66
Hypothetical-C		$1,000.00	$1,022.29	$2.67
Class I	.62%
Actual		$1,000.00	$1,014.40	$3.11
Hypothetical-C		$1,000.00	$1,021.84	$3.13
Fidelity Asset Manager 40%
Class A	.84%
Actual		$1,000.00	$1,019.70	$4.23
Hypothetical-C		$1,000.00	$1,020.74	$4.23
Class M	1.11%
Actual		$1,000.00	$1,018.30	$5.59
Hypothetical-C		$1,000.00	$1,019.40	$5.59
Class C	1.60%
Actual		$1,000.00	$1,015.80	$8.04
Hypothetical-C		$1,000.00	$1,016.95	$8.05
Asset Manager 40%	.53%
Actual		$1,000.00	$1,021.30	$2.67
Hypothetical-C		$1,000.00	$1,022.29	$2.67
Class I	.56%
Actual		$1,000.00	$1,021.10	$2.82
Hypothetical-C		$1,000.00	$1,022.14	$2.82
Fidelity Asset Manager 50%
Class A	.94%
Actual		$1,000.00	$1,026.00	$4.75
Hypothetical-C		$1,000.00	$1,020.24	$4.73
Class M	1.19%
Actual		$1,000.00	$1,024.80	$6.01
Hypothetical-C		$1,000.00	$1,019.00	$5.99
Class C	1.70%
Actual		$1,000.00	$1,021.80	$8.57
Hypothetical-C		$1,000.00	$1,016.45	$8.55
Asset Manager 50%	.63%
Actual		$1,000.00	$1,027.00	$3.18
Hypothetical-C		$1,000.00	$1,021.79	$3.18
Class I	.67%
Actual		$1,000.00	$1,027.50	$3.39
Hypothetical-C		$1,000.00	$1,021.59	$3.38
Fidelity Asset Manager 60%
Class A	1.02%
Actual		$1,000.00	$1,031.60	$5.17
Hypothetical-C		$1,000.00	$1,019.85	$5.14
Class M	1.26%
Actual		$1,000.00	$1,031.20	$6.38
Hypothetical-C		$1,000.00	$1,018.65	$6.34
Class C	1.77%
Actual		$1,000.00	$1,028.30	$8.95
Hypothetical-C		$1,000.00	$1,016.11	$8.90
Asset Manager 60%	.70%
Actual		$1,000.00	$1,033.80	$3.55
Hypothetical-C		$1,000.00	$1,021.44	$3.53
Class I	.74%
Actual		$1,000.00	$1,033.30	$3.75
Hypothetical-C		$1,000.00	$1,021.24	$3.73
Fidelity Asset Manager 70%
Class A	1.00%
Actual		$1,000.00	$1,040.20	$5.09
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,038.50	$6.35
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,036.30	$8.88
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Asset Manager 70%	.69%
Actual		$1,000.00	$1,041.50	$3.51
Hypothetical-C		$1,000.00	$1,021.49	$3.48
Class I	.72%
Actual		$1,000.00	$1,041.10	$3.66
Hypothetical-C		$1,000.00	$1,021.34	$3.63
Fidelity Asset Manager 85%
Class A	1.02%
Actual		$1,000.00	$1,050.40	$5.21
Hypothetical-C		$1,000.00	$1,019.85	$5.14
Class M	1.29%
Actual		$1,000.00	$1,048.30	$6.59
Hypothetical-C		$1,000.00	$1,018.50	$6.49
Class C	1.77%
Actual		$1,000.00	$1,046.20	$9.03
Hypothetical-C		$1,000.00	$1,016.11	$8.90
Asset Manager 85%	.71%
Actual		$1,000.00	$1,051.80	$3.63
Hypothetical-C		$1,000.00	$1,021.39	$3.58
Class I	.75%
Actual		$1,000.00	$1,051.30	$3.84
Hypothetical-C		$1,000.00	$1,021.19	$3.78

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .07%.

 C 5% return per year before expenses

AR-SANN-0518
1.878280.110

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 24, 2018